UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2022
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Newfleet Tax-Exempt Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2022.
During the six-month period, markets were affected by higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to control rising prices. Russia’s invasion of Ukraine in late February added to the uncertainty and led to higher energy and food costs.
Domestic equity indexes posted mixed performance for the six months ended March 31, 2022. While U.S. large-capitalization stocks returned 5.92%, as measured by the S&P 500® Index, small-cap stocks lost 5.55%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 3.38%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 8.20%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.32% on March 31, 2022, from 1.52% on September 30, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 5.92% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 4.16%.
When markets are volatile, it’s best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
May 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares (except for Newfleet Multi-Sector Short Term Bond Fund), and C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares for Newfleet Multi-Sector Short Term Bond Fund are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 952.80	0.80%	$ 3.89
	Class C	1,000.00	948.80	1.55	7.53
	Class I	1,000.00	954.10	0.55	2.68
	Class R6	1,000.00	953.80	0.43	2.09
Newfleet High Yield Fund
	Class A	1,000.00	966.70	1.00	4.90
	Class C	1,000.00	962.10	1.75	8.56
	Class I	1,000.00	968.00	0.75	3.68
	Class R6	1,000.00	966.40	0.59	2.89
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	967.60	0.75	3.68
	Class C	1,000.00	964.00	1.50	7.34
	Class I	1,000.00	967.90	0.50	2.45
	Class R6	1,000.00	969.20	0.43	2.11
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	961.20	0.99	4.84
	Class C	1,000.00	958.00	1.74	8.49
	Class I	1,000.00	961.70	0.74	3.62
	Class R6	1,000.00	962.90	0.60	2.94
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	967.10	0.92	4.51
	Class C	1,000.00	964.20	1.18	5.78
	Class C1	1,000.00	961.80	1.68	8.22
	Class I	1,000.00	968.40	0.67	3.29
	Class R6	1,000.00	968.80	0.53	2.60
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,000.10	1.04	5.19
	Class C	1,000.00	996.40	1.80	8.96
	Class I	1,000.00	1,001.30	0.79	3.94
	Class R6	1,000.00	1,002.00	0.65	3.24

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Tax-Exempt Bond Fund
	Class A	$1,000.00	$ 948.40	0.84%	$4.08
	Class C	1,000.00	944.90	1.59	7.71
	Class I	1,000.00	949.60	0.59	2.87

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,020.94	0.80%	$ 4.03
	Class C	1,000.00	1,017.20	1.55	7.80
	Class I	1,000.00	1,022.19	0.55	2.77
	Class R6	1,000.00	1,022.79	0.43	2.17
Newfleet High Yield Fund
	Class A	1,000.00	1,019.95	1.00	5.04
	Class C	1,000.00	1,016.21	1.75	8.80
	Class I	1,000.00	1,021.19	0.75	3.78
	Class R6	1,000.00	1,021.99	0.59	2.97
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.19	0.75	3.78
	Class C	1,000.00	1,017.45	1.50	7.54
	Class I	1,000.00	1,022.44	0.50	2.52
	Class R6	1,000.00	1,022.79	0.43	2.17
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.26	1.74	8.75
	Class I	1,000.00	1,021.24	0.74	3.73
	Class R6	1,000.00	1,021.94	0.60	3.02
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,020.34	0.92	4.63
	Class C	1,000.00	1,019.05	1.18	5.94
	Class C1	1,000.00	1,016.55	1.68	8.45
	Class I	1,000.00	1,021.59	0.67	3.38
	Class R6	1,000.00	1,022.29	0.53	2.67
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.75	1.04	5.24
	Class C	1,000.00	1,015.96	1.80	9.05
	Class I	1,000.00	1,020.99	0.79	3.98
	Class R6	1,000.00	1,021.69	0.65	3.28

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,020.74	0.84%	$4.23
	Class C	1,000.00	1,017.00	1.59	8.00
	Class I	1,000.00	1,021.99	0.59	2.97

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2022
Permanent School Fund Guarantee Program
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2022
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2022.
Newfleet Core Plus Bond Fund
Corporate Bonds and Notes		30%
Financials	10%
Energy	4
Information Technology	3
All other Corporate Bonds and Notes	13
Mortgage-Backed Securities		25
U.S. Government Securities		15
Asset-Backed Securities		12
Leveraged Loans		10
Short-Term Investment		4
Foreign Government Securities		2
Other		2
Total		100%
Newfleet High Yield Fund
Corporate Bonds and Notes		81%
Energy	17%
Consumer Discretionary	16
Communication Services	10
All other Corporate Bonds and Notes	38
Leveraged Loans		8
Short-Term Investment		6
Securities Lending Collateral		4
Other		1
Total		100%

Newfleet Low Duration Core Plus Bond Fund
Asset-Backed Securities		37%
Mortgage-Backed Securities		29
Corporate Bonds and Notes		19
Financials	7%
Information Technology	2
Energy	2
All other Corporate Bonds and Notes	8
Leveraged Loans		9
U.S. Government Securities		5
Short-Term Investment		1
Total		100%
Newfleet Multi-Sector Intermediate Bond Fund
Corporate Bonds and Notes		41%
Energy	9%
Financials	9
Consumer Discretionary	5
All other Corporate Bonds and Notes	18
Leveraged Loans		22
Mortgage-Backed Securities		14
Asset-Backed Securities		11
Foreign Government Securities		7
Preferred Stocks		2
Securities Lending Collateral		1
Other (includes short-term investment)		2
Total		100%

Newfleet Multi-Sector Short Term Bond Fund
Mortgage-Backed Securities		26%
Asset-Backed Securities		26
Corporate Bonds and Notes		25
Financials	8%
Energy	4
Health Care	2
All other Corporate Bonds and Notes	11
Leveraged Loans		14
Foreign Government Securities		3
U.S. Government Securities		3
Short-Term Investment		3
Total		100%
Newfleet Senior Floating Rate Fund
Leveraged Loans		88%
Health Care	12%
Information Technology	11
Service	10
Manufacturing	7
Gaming / Leisure	6
Aerospace	4
Forest Prod / Containers	4
All other Leveraged Loans	34
Corporate Bonds and Notes		3
Common Stocks		1
Other (includes short-term investment)		8
Total		100%

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2022
Newfleet Tax-Exempt Bond Fund
Texas	15%
Florida	14
Illinois	13
Colorado	6
Arizona	5
District of Columbia	5
Pennsylvania	4
Other	38
Total	100%

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—14.5%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 635	$ 613
2.500%, 2/15/46	530	519
3.000%, 8/15/48	3,760	4,105
2.000%, 2/15/50	975	878
1.375%, 8/15/50	1,595	1,228
1.625%, 11/15/50	455	373
1.875%, 2/15/51	1,615	1,411
2.000%, 8/15/51	165	149
1.875%, 11/15/51	1,135	996
2.250%, 2/15/52	1,920	1,841
U.S. Treasury Notes
1.500%, 2/15/30	1,515	1,420
0.875%, 11/15/30	820	726
1.625%, 5/15/31	2,235	2,104
1.375%, 11/15/31	1,060	973
1.875%, 2/15/32	1,280	1,229
Total U.S. Government Securities (Identified Cost $19,287)		18,565

Municipal Bonds—1.9%
California—0.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	218
Florida—0.9%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	1,150
Idaho—0.2%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	193
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	28
Texas—0.4%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	229
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	78
	Par Value	Value

Texas—continued
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	$ 205	$ 181
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	85
		573

Virginia—0.2%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	296
Total Municipal Bonds (Identified Cost $2,543)		2,458

Foreign Government Securities—2.0%
Dominican Republic 144A 6.000%, 2/22/33(1)	415	405
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	200	206
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(1)	200	202
Oman Government International Bond 144A 7.375%, 10/28/32(1)	405	463
Republic of Panama 3.298%, 1/19/33	200	191
Republic of Turkey 8.600%, 9/24/27	255	261
State of Qatar 144A 4.400%, 4/16/50(1)	400	450
United Mexican States 2.659%, 5/24/31	425	387
Total Foreign Government Securities (Identified Cost $2,667)		2,565

Mortgage-Backed Securities—24.5%
Agency—0.4%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	8	8
Pool #535371 6.500%, 5/1/30	1	— (3)
	Par Value	Value

Agency—continued
Pool #590108 7.000%, 7/1/31	$ 3	$ 4
Pool #880117 5.500%, 4/1/36	22	24
Pool #938574 5.500%, 9/1/36	50	55
Pool #909092 6.000%, 9/1/37	10	11
Pool #909220 6.000%, 8/1/38	110	122
Pool #986067 6.000%, 8/1/38	2	2
Pool #AA7001 5.000%, 6/1/39	220	238
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	9	10
		474

Non-Agency—24.1%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	223	209
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	181	182
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	530	533
2015-SFR1, A 144A 3.467%, 4/17/52(1)	196	195
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	127
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	110	104
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	241
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	95
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	240
2021-SFR2, C 144A 1.877%, 8/17/38(1)	100	90
2022-SFR1, C 144A 3.740%, 3/1/39(1)	515	502
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(1)(4)	23	23
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	246	241
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	$ 118	$ 111
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	57	56
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	46	45
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	259
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	14	15
2005-1, 1A1 5.500%, 2/25/35	28	28
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	100	97
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 1.119%, 3/15/37(1)(4)	225	219
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 2/15/29(1)(4)	360	358
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 10/15/36(1)(4)	144	143
2022-LP2, D (TSFR1M + 1.961%, Cap N/A, Floor 1.961%) 144A 2.266%, 2/15/39(1)(4)	325	318
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	715	663
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	484	449
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	189	178
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.072%, 5/25/34(4)	60	59
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	124	119
	Par Value	Value

Non-Agency—continued
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	$ 225	$ 222
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	39	38
COLT Mortgage Loan Trust 2022-1, A1 144A 2.284%, 12/27/66(1)(4)	108	104
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	56	56
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(4)	163	153
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	210	202
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	165	156
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(1)	596	570
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	204
2018-2, A 144A 4.026%, 11/15/52(1)	64	65
2020-4, A 144A 1.174%, 12/15/52(1)	293	272
2020-3, A 144A 1.358%, 8/15/53(1)	246	228
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.377%, 5/15/36(1)(4)	370	368
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	238	229
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	105	102
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	54	53
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	108	104
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	$ 29	$ 29
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	966	900
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	848	803
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	100	94
2020-SFR2, B 144A 1.567%, 10/19/37(1)	425	394
2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	304
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	51	50
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	10	10
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	9	9
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	16	15
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 2/15/38(1)(4)	395	388
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	245	241
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(4)	143	140
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	179	164
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	36	36
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	106	103
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	212	208
2017-1, A2 144A 3.460%, 1/25/47(1)(4)	61	59
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	$ 34	$ 33
2017-5, A1 144A 3.050%, 10/26/48(1)(4)	54	54
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.397%, 12/15/37(1)(4)	142	139
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 5/15/36(1)(4)	215	213
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	110	106
2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	270	260
MetLife Securitization Trust
2017-1A, M1 144A 3.450%, 4/25/55(1)(4)	305	296
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	150	151
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	175	175
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	578	557
2017-3, M2 144A 3.250%, 1/25/61(1)(4)	262	258
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	152
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	360	363
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	310	304
New Residential Mortgage Loan Trust
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)(5)	255	255
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	68	68
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	48	48
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	39	39
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	209	210
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	227	231
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	374	375
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	142	143
	Par Value	Value

Non-Agency—continued
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	$ 582	$ 567
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	650	637
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(4)	57	56
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	264	262
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	125	126
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	186	174
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(4)	226	212
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	26	26
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	234	220
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	283	276
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	406	393
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	684	653
2021-9, A1 144A 2.363%, 10/25/26(1)(4)	145	139
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	82	77
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	378	360
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	193	186
Progress Residential Trust
2019-SFR2, A 144A 3.147%, 5/17/36(1)	331	328
2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	228
2021-SFR2, D 144A 2.197%, 4/19/38(1)	380	342
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	105	104
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.337%, 2/25/55(1)(4)	103	101
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	143	141
	Par Value	Value

Non-Agency—continued
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(4)	$ 270	$ 262
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)	222	214
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	40	40
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	275	264
Sequoia Mortgage Trust 2013-8, B1 3.493%, 6/25/43(4)	30	31
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	78	77
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	218	207
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	77	73
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(1)(4)	525	527
2016-4, B1 144A 3.800%, 7/25/56(1)(4)	310	308
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	336
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	335	327
2019-1, A1 144A 3.658%, 3/25/58(1)(4)	157	157
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	594
2018-3, A1 144A 3.750%, 5/25/58(1)(4)	320	320
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	190	188
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	231
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	380
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	88	88
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	215	197
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	184
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	273
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	157	157
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)	$ 220	$ 211
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	159	154
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	256	244
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	274	264
2021-NPL5, A1 144A 1.868%, 8/25/51(1)(4)	103	99
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	66	64
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	222	216
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	90	90
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	100	100
2021-R3, A1 144A 1.020%, 4/25/64(1)(4)	199	194
2021-7, A1 144A 1.829%, 10/25/66(1)(4)	249	235
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	116	113
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	200	200
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	87	84
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(1)	100	98
		30,811

Total Mortgage-Backed Securities (Identified Cost $32,462)		31,285

Asset-Backed Securities—11.5%
Automobiles—5.3%
American Credit Acceptance Receivables Trust
2021-2, C 144A 0.970%, 7/13/27(1)	330	322
2022-1, D 144A 2.460%, 3/13/28(1)	270	255
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	$ 215	$ 206
Avis Budget Rental Car Funding LLC (AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	270	262
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	325	327
2019-3A, D 144A 3.040%, 4/15/25(1)	240	240
2021-N3, D 1.580%, 6/12/28	220	209
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	265	264
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(1)	265	264
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	122	122
Exeter Automobile Receivables Trust
2019-2A, C 144A 3.300%, 3/15/24(1)	18	18
2019-4A, C 144A 2.440%, 9/16/24(1)	133	133
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	286
2022-1A, C 144A 3.130%, 5/15/28(1)	270	263
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	260	261
2020-3, C 144A 1.730%, 9/15/26(1)	260	253
2021-1, C 144A 0.910%, 3/15/27(1)	340	323
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	215	207
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(1)	56	56
2019-4A, C 144A 3.060%, 8/15/25(1)	260	260
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	168	170
	Par Value	Value

Automobiles—continued
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	$ 395	$ 360
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	270	257
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	145	145
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	166	167
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(1)	335	330
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	214	214
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	253
2022-1A, B 144A 2.750%, 3/15/27(1)	390	386
		6,813

Credit Card—0.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	266
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	268
		534

Equipment—0.3%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	385	369
Other—5.4%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	39	39
2019-A, A 144A 3.140%, 7/16/40(1)	130	128
2019-A, C 144A 4.010%, 7/16/40(1)	265	260
2020-AA, B 144A 2.790%, 7/17/46(1)	270	259
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	399	381
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	$ 120	$ 120
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	322	306
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	164	155
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	270
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	137	132
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	63	63
2021-1A, A 144A 1.270%, 5/15/41(1)	192	182
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	325	306
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	192
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(1)	270	271
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	264	244
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	323	312
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	88	87
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	241	227
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	224	209
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	200	199
2022-A, B 144A 3.350%, 10/16/28(1)	260	254
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	6	6
2020-1A, A 144A 1.710%, 2/20/25(1)	111	110
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	23	23
	Par Value	Value

Other—continued
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	$ 270	$ 254
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	374	366
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	335	324
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	162	159
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(1)	104	103
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	203	201
2022-1A, B 144A 3.040%, 7/24/28(1)	425	415
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	393	362
		6,919

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	101	100
Total Asset-Backed Securities (Identified Cost $15,197)		14,735

Corporate Bonds and Notes—30.0%
Communication Services—1.2%
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	200	195
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	140	135
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	280	257
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	150	153
T-Mobile USA, Inc. 3.875%, 4/15/30	365	366
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	160	165
Twitter, Inc. 144A 3.875%, 12/15/27(1)	105	102
Verizon Communications, Inc. 2.550%, 3/21/31	191	178
		1,551

	Par Value	Value

Consumer Discretionary—2.0%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(1)	$ 250	$ 240
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	100	103
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	95	89
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	361	331
Ford Motor Co.
3.250%, 2/12/32	221	197
4.750%, 1/15/43	125	114
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	125	119
M/I Homes, Inc. 4.950%, 2/1/28	235	222
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	205	197
PulteGroup, Inc. 6.375%, 5/15/33	355	413
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	165	169
144A 8.250%, 3/15/26(1)	70	73
144A 7.000%, 5/15/28(1)	35	36
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	255	253
		2,556

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(1)	20	18
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	177
BAT Capital Corp. 4.906%, 4/2/30	290	299
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	89
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	280	255
		838

Energy—4.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	225	224
Boardwalk Pipelines LP 4.950%, 12/15/24	225	232
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	210	215
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
CrownRock LP
144A 5.625%, 10/15/25(1)	$ 145	$ 148
144A 5.000%, 5/1/29(1)	150	150
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	200	192
Energy Transfer LP Series H 6.500% (6)	275	270
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	355	330
HollyFrontier Corp. 5.875%, 4/1/26	255	266
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	215	279
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	285	265
Occidental Petroleum Corp.
5.500%, 12/1/25	5	5
6.125%, 1/1/31	135	152
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	100	99
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	185	181
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	585
Petroleos Mexicanos 7.690%, 1/23/50	275	240
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	200	204
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	229
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100	103
Targa Resources Partners LP 5.875%, 4/15/26	230	237
Transcanada Trust 5.600%, 3/7/82	335	339
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	36	35
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	150	146
144A 3.875%, 11/1/33(1)	135	129
		5,255

Financials—10.3%
Allstate Corp. (The) Series B 5.750%, 8/15/53	245	244
Ally Financial, Inc. Series B 4.700% (6)	309	291
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	271
	Par Value	Value

Financials—continued
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	$ 270	$ 264
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	235	217
Bank of America Corp.
2.687%, 4/22/32	975	897
2.482%, 9/21/36	550	473
(3 month LIBOR + 0.770%) 1.085%, 2/5/26(4)	275	274
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	430	440
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	189
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	144	130
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	175	149
Brighthouse Financial, Inc. 5.625%, 5/15/30	338	371
Brookfield Finance, Inc. 2.724%, 4/15/31	545	503
Capital One Financial Corp. 2.359%, 7/29/32	272	234
Charles Schwab Corp. (The) Series H 4.000% (6)	335	301
Citadel LP 144A 4.875%, 1/15/27(1)	230	227
Citigroup, Inc.
3.980%, 3/20/30	135	137
(3 month LIBOR + 1.250%) 2.217%, 7/1/26(4)	395	399
(SOFR + 1.280%) 1.484%, 2/24/28(4)	168	168
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	280	239
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	266	264
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	271
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	145	126
Icahn Enterprises LP 6.250%, 5/15/26	280	286
Jefferies Group LLC 2.625%, 10/15/31	425	383
JPMorgan Chase & Co.
(SOFR + 1.180%) 1.394%, 2/24/28(4)	265	265
1.953%, 2/4/32	605	530
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	$ 185	$ 177
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	280	264
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	255	202
MetLife, Inc. Series G 3.850% (6)	340	335
Morgan Stanley
3.125%, 7/27/26	305	302
6.375%, 7/24/42	260	348
OneMain Finance Corp.
6.875%, 3/15/25	140	147
7.125%, 3/15/26	50	53
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)	260	250
Prudential Financial, Inc.
5.875%, 9/15/42	105	106
5.625%, 6/15/43	330	332
5.125%, 3/1/52	88	89
Santander Holdings USA, Inc. 4.400%, 7/13/27	300	305
Synovus Financial Corp. 5.900%, 2/7/29	90	92
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	322
Wells Fargo & Co.
2.393%, 6/2/28	660	624
Series BB 3.900%(6)	510	489
Zions Bancorp NA 3.250%, 10/29/29	250	239
		13,219

Health Care—2.2%
Amgen, Inc. 3.350%, 2/22/32	385	381
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	90	89
Baxter International, Inc. 144A 2.539%, 2/1/32(1)	380	347
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	185	182
3.700%, 3/15/32	59	58
HCA, Inc. 5.250%, 6/15/49	170	186
Illumina, Inc. 2.550%, 3/23/31	373	339
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(1)	260	247
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	$ 80	$ 75
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	15	15
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	210	190
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	315	283
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	242	240
Viatris, Inc.
2.300%, 6/22/27	226	206
144A 2.300%, 6/22/27(1)	2	2
		2,840

Industrials—2.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	280	283
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	232
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	256
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	270	251
Boeing Co. (The) 5.930%, 5/1/60	219	253
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	285	262
GFL Environmental, Inc. 144A 4.000%, 8/1/28(1)	205	189
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(1)	354	320
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(1)	215	224
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	313
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	125	125
Suzano Austria GmbH 2.500%, 9/15/28	110	99
TransDigm, Inc. 5.500%, 11/15/27	120	119
		2,926

	Par Value	Value

Information Technology—2.5%
Broadcom, Inc.
4.150%, 11/15/30	$ 297	$ 301
144A 3.187%, 11/15/36(1)	18	16
CDW LLC 3.569%, 12/1/31	352	326
Citrix Systems, Inc. 3.300%, 3/1/30	445	440
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	20	20
144A 6.500%, 10/15/28(1)	35	35
Dell International LLC 8.100%, 7/15/36	197	259
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(1)	198	171
Leidos, Inc. 2.300%, 2/15/31	360	312
Motorola Solutions, Inc. 4.600%, 5/23/29	105	109
Oracle Corp.
2.875%, 3/25/31	130	119
3.850%, 4/1/60	60	49
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	255	251
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	400	370
TD SYNNEX Corp. 144A 2.375%, 8/9/28(1)	425	383
		3,161

Materials—1.7%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	200	193
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	200	194
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	165	173
Freeport-McMoRan, Inc. 5.450%, 3/15/43	220	246
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	195	165
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	405	370
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	340	304
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	290	282
Teck Resources Ltd. 6.125%, 10/1/35	265	313
		2,240

Real Estate—2.0%
EPR Properties 4.750%, 12/15/26	335	335
	Par Value	Value

Real Estate—continued
GLP Capital LP
5.750%, 6/1/28	$ 281	$ 302
3.250%, 1/15/32	33	30
Kite Realty Group Trust 4.750%, 9/15/30	350	362
MPT Operating Partnership LP
5.000%, 10/15/27	80	81
4.625%, 8/1/29	55	54
3.500%, 3/15/31	230	214
Office Properties Income Trust 4.500%, 2/1/25	260	260
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	302
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	355	314
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	190	191
Service Properties Trust 4.950%, 2/15/27	165	152
		2,597

Utilities—1.0%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(1)	385	374
Puget Energy, Inc.
2.379%, 6/15/28	204	187
4.224%, 3/15/32	158	158
Southern Co. (The) Series 21-A 3.750%, 9/15/51	359	331
Vistra Corp. 144A 8.000% (1)(6)	205	207
		1,257

Total Corporate Bonds and Notes (Identified Cost $39,886)		38,440

Leveraged Loans—9.6%
Aerospace—0.9%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	30	30
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	214	211
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	210	216
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	$ 225	$ 221
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	210	218
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(4)	227	223
		1,119

Chemicals—0.3%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(4)	281	275
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.709%, 5/3/28(4)	154	151
		426

Consumer Durables—0.2%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.75% - 2.79%, 2/11/28(4)	193	190
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	110	107
		297

Energy—0.4%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	75	75
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(4)	170	169
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	220	217
		461

Financial—0.6%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(4)	299	292
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 6/15/25(4)	$ 219	$ 215
Citadel Securities LP 2021 (1 month Term SOFR + 2.500%) 2.927%, 2/2/28(4)	242	241
		748

Food / Tobacco—0.6%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 2.207%, 1/15/27(4)	197	193
CHG PPC Parent LLC (1 month LIBOR + 3.250%) 3.500%, 12/8/28(4)	195	190
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	222	219
JBS USA Lux S.A. (6 month LIBOR + 2.000%) 2.804%, 5/1/26(4)	222	220
		822

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 2.071%, 7/1/26(4)	199	196
Gaming / Leisure—1.0%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(4)	223	221
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.207%, 6/22/26(4)	225	222
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/12/27(4)	172	169
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 4/4/29(4)(7)	40	40
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.207%, 8/14/24(4)	109	109
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.710%, 2/8/27(4)	$ 158	$ 156
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	340	336
		1,253

Health Care—0.3%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.000%, 1/4/26(4)	65	64
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.207%, 11/27/25(4)	23	23
(1 month LIBOR + 3.000%) 3.457%, 6/2/25(4)	11	11
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(4)	154	153
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	65	64
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(4)	35	35
		350

Housing—0.7%
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	175	172
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	240	238
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(4)(7)	300	294
Standard Industries, Inc. (6 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	175	175
		879

Information Technology—1.2%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 3.500%, 9/19/24(4)	322	320
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
BMC Software 2021 (3 month LIBOR + 3.750%) 4.756%, 10/2/25(4)	$ 187	$ 185
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.250%) 3.256%, 9/21/28(4)	165	163
Sophia LP
Tranche B (3 month LIBOR + 3.250%) 4.256%, 10/7/27(4)	183	181
Tranche B (3 month LIBOR + 4.250%) 0.000%, 10/7/27(4)(7)	55	54
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(4)	224	222
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	378	375
		1,500

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	326	322
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	222	219
NCR Corp. (3 month LIBOR + 2.500%) 2.800%, 8/28/26(4)	110	108
		649

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.731%, 9/18/26(4)	180	179
Media / Telecom - Cable/Wireless Video—0.3%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 0.000%, 8/2/27(4)(7)	107	107
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.647%, 1/31/29(4)	300	298
		405

	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 4.500%, 12/1/28(4)	$ 160	$ 159
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(4)	63	62
Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.210%, 4/11/25(4)	223	220
Retail—0.1%
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	124	124
Service—1.5%
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(4)	275	272
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(4)	15	15
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(4)	194	192
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 0.000%, 2/1/28(4)	322	319
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	308	305
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.459%, 12/31/25(4)	313	310
Trans Union LLC 2021, Tranche B-6 (1 month LIBOR + 2.250%) 2.750%, 12/1/28(4)	312	309
	Par Value	Value

Service—continued
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/31/28(4)	$ 233	$ 229
		1,951

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	171	157
Utility—0.3%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/10/27(4)	150	148
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	209	205
		353

Total Leveraged Loans (Identified Cost $12,417)		12,310

	Shares
Preferred Stocks—0.6%
Financials—0.3%
JPMorgan Chase & Co. Series HH, 4.600%	106 (8)	102
MetLife, Inc. Series D, 5.875%	108 (8)	108
Truist Financial Corp. Series Q, 5.100%	250 (8)	254
		464

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)	351 (8)	336
Total Preferred Stocks (Identified Cost $790)		800

Total Long-Term Investments—94.6% (Identified Cost $125,249)		121,158

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—4.0%
Money Market Mutual Fund—4.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(9)	5,068,107	$ 5,068
Total Short-Term Investment (Identified Cost $5,068)		5,068

TOTAL INVESTMENTS—98.6% (Identified Cost $130,317)		$126,226
Other assets and liabilities, net—1.4%		1,836
NET ASSETS—100.0%		$128,062

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $60,844 or 47.5% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Canada	2
Mexico	1
Netherlands	1
Indonesia	1
Oman	1
Qatar	1
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 14,735	$ —	$ 14,735	$ —
Corporate Bonds and Notes	38,440	—	38,440	—
Foreign Government Securities	2,565	—	2,565	—
Leveraged Loans	12,310	—	12,310	—
Mortgage-Backed Securities	31,285	—	31,030	255
Municipal Bonds	2,458	—	2,458	—
U.S. Government Securities	18,565	—	18,565	—
Equity Securities:
Preferred Stocks	800	—	800	—
Money Market Mutual Fund	5,068	5,068	—	—
Total Investments	$126,226	$5,068	$120,903	$255
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—82.9%
Communication Services—9.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 173
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	179
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	351
144A 4.750%, 3/1/30(1)	325	312
CommScope, Inc. 144A 4.750%, 9/1/29(1)	100	92
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	280	258
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	534
Directv Financing LLC 144A 5.875%, 8/15/27(1)	170	167
DISH DBS Corp. 7.750%, 7/1/26	270	268
iHeartCommunications, Inc. 8.375%, 5/1/27	272	281
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	407
McGraw-Hill Education, Inc.
144A 5.750%, 8/1/28(1)	310	296
144A 8.000%, 8/1/29(1)	340	321
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	275	261
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	60	57
144A 10.750%, 6/1/28(1)	265	276
Telesat Canada 144A 6.500%, 10/15/27(1)	175	86
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	289
Twitter, Inc. 144A 3.875%, 12/15/27(1)	405	394
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	271
		5,273

Consumer Discretionary—16.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	325	321
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	320	336
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	75	67
144A 7.125%, 7/15/29(1)	315	272
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	139
144A 8.125%, 7/1/27(1)	105	113
Carnival Corp. 144A 7.625%, 3/1/26(1)	545	549
	Par Value	Value

Consumer Discretionary—continued
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	$ 275	$ 256
Carvana Co. 144A 5.625%, 10/1/25(1)	235	222
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	265
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	190	165
Ford Motor Co.
3.250%, 2/12/32	76	68
4.750%, 1/15/43	225	204
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	195
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	325	283
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	300	286
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	280	281
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	298
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(1)	275	276
M/I Homes, Inc. 4.950%, 2/1/28	280	264
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	358
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	188
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	293
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	416
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	250	258
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	314
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)	170	158
144A 5.375%, 7/15/27(1)	5	5
144A 5.500%, 4/1/28(1)	30	29
Scientific Games Holdings LP 144A 6.625%, 3/1/30(1)	45	44
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	120	125
144A 7.000%, 5/15/28(1)	160	166
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	285	272
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	318
	Par Value	Value

Consumer Discretionary—continued
Tenneco, Inc.
5.375%, 12/15/24	$ 150	$ 148
144A 5.125%, 4/15/29(1)	265	263
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	336
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	310	286
		8,837

Consumer Staples—3.5%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	305	295
Chobani LLC 144A 7.500%, 4/15/25(1)	315	305
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	105	104
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	258
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	270	237
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	425	412
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	290	264
		1,875

Energy—16.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	410	409
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	347
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	78	86
144A 7.625%, 2/1/29(1)	87	94
144A 5.375%, 3/1/30(1)	100	102
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	326
BP Capital Markets plc 4.875% (3)	285	286
Callon Petroleum Co.
6.125%, 10/1/24	142	141
144A 8.000%, 8/1/28(1)(2)	70	74
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	280	260
Cheniere Energy, Inc. 4.625%, 10/15/28	175	176
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	328
144A 5.875%, 2/1/29(1)	115	119
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)	80	80
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	278	298
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
CrownRock LP
144A 5.625%, 10/15/25(1)	$ 260	$ 265
144A 5.000%, 5/1/29(1)	230	230
CSI Compressco LP 144A 7.500%, 4/1/25(1)	195	192
DCP Midstream Operating LP 3.250%, 2/15/32	300	270
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	290	278
Energy Transfer LP Series H 6.500% (3)	295	290
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	76
144A 6.500%, 7/1/27(1)	90	94
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	280
144A 6.000%, 2/1/31(1)	195	195
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(4)	300	295
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	235	239
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	200	200
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	110	114
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	209
Occidental Petroleum Corp.
5.875%, 9/1/25	130	138
5.500%, 12/1/25	70	74
6.625%, 9/1/30	265	304
6.125%, 1/1/31	250	281
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	174
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	293
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)	10	10
Southwestern Energy Co. 5.375%, 2/1/29	300	304
Targa Resources Partners LP 4.875%, 2/1/31	120	121
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	305	310
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	148
USA Compression Partners LP 6.875%, 4/1/26	170	172
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	29
	Par Value	Value

Energy—continued
144A 4.125%, 8/15/31(1)	$ 250	$ 245
		8,957

Financials—8.0%
Acrisure LLC
144A 7.000%, 11/15/25(1)	240	240
144A 4.250%, 2/15/29(1)	280	254
Ally Financial, Inc. Series B 4.700% (3)	255	240
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	350
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	300
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	240
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	300	256
Icahn Enterprises LP
6.250%, 5/15/26	220	224
5.250%, 5/15/27	280	275
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	350	335
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	400	376
Navient Corp. 5.875%, 10/25/24	185	189
OneMain Finance Corp.
6.875%, 3/15/25	185	195
7.125%, 3/15/26	75	80
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)	276	265
Prospect Capital Corp. 3.706%, 1/22/26	455	429
		4,248

Health Care—8.1%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	266
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	138
144A 8.500%, 1/31/27(1)	270	269
Bausch Health Cos., Inc. 144A 6.125%, 2/1/27(1)	45	45
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	566
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	25
144A 6.125%, 4/1/30(1)	235	219
144A 5.250%, 5/15/30(1)	285	274
144A 4.750%, 2/15/31(1)	160	151
	Par Value	Value

Health Care—continued
Encompass Health Corp. 4.500%, 2/1/28	$ 285	$ 279
Endo Dac 144A 9.500%, 7/31/27(1)	50	44
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	57
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	150	145
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	84	87
144A 7.250%, 2/1/28(1)	81	83
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	239
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	45	46
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	179
144A 10.000%, 4/15/27(1)	130	137
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(2)	310	278
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	182
144A 6.250%, 2/1/27(1)	130	133
144A 5.125%, 11/1/27(1)	60	60
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	222
5.125%, 5/9/29	200	192
		4,321

Industrials—7.1%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	385
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)(2)	190	190
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	330	385
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(5)	305	277
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	167
Boeing Co. (The) 5.930%, 5/1/60	231	267
Bombardier, Inc.
144A 7.500%, 12/1/24(1)	125	129
144A 6.000%, 2/15/28(1)	135	127
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(2)	300	286
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)(2)	290	247
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Deluxe Corp. 144A 8.000%, 6/1/29(1)	$ 150	$ 152
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	40	42
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	235	233
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	160	150
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	121
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	293
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	118
5.500%, 11/15/27	205	203
		3,772

Information Technology—3.2%
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	60	59
144A 6.500%, 10/15/28(1)	90	89
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	193
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(2)	290	282
Minerva Merger Sub, Inc. 144A 6.500%, 2/15/30(1)	75	73
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	305	314
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)(2)	295	268
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	429
		1,707

Materials—6.6%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(5)	395	361
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	280	272
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	175
144A 6.750%, 3/15/26(1)	115	121
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	325	327
	Par Value	Value

Materials—continued
Freeport-McMoRan, Inc. 5.450%, 3/15/43	$ 235	$ 263
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	165	140
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	451
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	393
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	473
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	151
144A 6.625%, 11/1/25(1)	265	260
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	125	117
		3,504

Real Estate—1.7%
GLP Capital LP 3.250%, 1/15/32	57	52
iStar, Inc. 4.250%, 8/1/25	290	285
MPT Operating Partnership LP 3.500%, 3/15/31	315	293
Service Properties Trust 7.500%, 9/15/25	270	283
		913

Utilities—1.4%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	150	141
144A 5.875%, 4/1/29(1)	90	83
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	239
Vistra Corp. 144A 8.000% (1)(3)	280	283
		746

Total Corporate Bonds and Notes (Identified Cost $45,758)		44,153

Leveraged Loans—8.0%
Aerospace—0.7%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(6)	50	50
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(6)	$ 295	$ 306
		356

Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.457%, 6/30/24(6)	168	166
Energy—0.6%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(6)	84	83
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(6)	219	218
		301

Financial—0.3%
Asurion LLC Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.707%, 1/31/28(6)	175	171
Forest Prod / Containers—0.4%
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(6)	213	193
Gaming / Leisure—0.7%
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.250%, 5/1/28(6)	114	115
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(6)	239	233
		348

Health Care—1.1%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.207%, 10/10/25(6)	132	87
LSCS Holdings, Inc. (1 month LIBOR + 4.500%) 5.000%, 12/16/28(6)	254	251
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(6)	$ 258	$ 239
		577

Information Technology—0.5%
BMC Software Second Lien (1 month LIBOR + 5.500%) 6.000%, 2/27/26(6)	120	119
Infinite Bidco LLC Second Lien (3 month LIBOR + 7.000%) 7.508%, 3/2/29(6)	175	172
		291

Manufacturing—0.6%
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(6)	149	147
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/25/29(6)	190	187
		334

Media / Telecom - Telecommunications—0.4%
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.506%, 11/1/24(6)	202	192
Service—1.5%
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(6)	78	75
Dun & Bradstreet Corp. (The) , Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(6)	147	145
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(6)	381	372
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(6)	200	197
		789

	Par Value	Value

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(6)	$ 252	$ 233
Utility—0.5%
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(6)	293	264
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(6)	17	15
		279

Total Leveraged Loans (Identified Cost $4,279)		4,230

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (7)	245
Citigroup, Inc. Series T, 6.250%(6)	190 (7)	199
		444

Total Preferred Stocks (Identified Cost $442)		444

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(8)(9)	33,144	43
NMG Parent LLC(9)	116	20
		63

Energy—0.3%
Frontera Energy Corp.(9)	1,088	12
QuarterNorth Energy Holding, Inc.(9)	1,072	145
		157

Total Common Stocks (Identified Cost $348)		220

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(8)(9)	8,563	$ 11
Total Rights (Identified Cost $7)		11

Total Long-Term Investments—92.1% (Identified Cost $50,834)		49,058

Short-Term Investment—5.8%
Money Market Mutual Fund—5.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(10)	3,110,601	3,111
Total Short-Term Investment (Identified Cost $3,111)		3,111

Securities Lending Collateral—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(10)(11)	1,945,441	1,945
Total Securities Lending Collateral (Identified Cost $1,945)		1,945

TOTAL INVESTMENTS—101.6% (Identified Cost $55,890)		$54,114
Other assets and liabilities, net—(1.6)%		(857)
NET ASSETS—100.0%		$53,257

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $35,653 or 66.9% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	100% of the income received was in cash.
(6)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Value shown as par value.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Canada	5
Netherlands	2
Luxembourg	1
United Kingdom	1
Germany	1
Panama	1
Other	3
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$44,153	$ —	$44,153	$—
Leveraged Loans	4,230	—	4,230	—
Equity Securities:
Common Stocks	220	12	165	43
Preferred Stocks	444	—	444	—
Rights	11	—	—	11
Securities Lending Collateral	1,945	1,945	—	—
Money Market Mutual Fund	3,111	3,111	—	—
Total Investments	$54,114	$5,068	$48,992	$54
Security held by the Fund with an end of period value of $19 was transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.0%
U.S. Treasury Notes
1.750%, 6/15/22	$ 11,260	$ 11,288
0.125%, 3/31/23	8,090	7,964
0.125%, 4/30/23	5,595	5,496
1.000%, 12/15/24	8,275	7,953
0.375%, 12/31/25	2,790	2,576
Total U.S. Government Securities (Identified Cost $36,003)		35,277

Foreign Government Securities—0.4%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	1,076
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	425	441
Republic of Indonesia 144A 4.125%, 1/15/25(1)	435	447
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	591
Republic of South Africa 5.875%, 9/16/25	265	280
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	306
Total Foreign Government Securities (Identified Cost $3,201)		3,141

Mortgage-Backed Securities—28.6%
Agency—0.2%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	11	12
Pool #AO5149 3.000%, 6/1/27	47	48
Pool #AL7532 3.000%, 11/1/27	199	201
Pool #AS5730 3.000%, 9/1/30	418	422
Pool #MA0908 4.000%, 11/1/31	120	124
Pool #AC3654 5.000%, 10/1/39	91	98
Pool #AD3841 4.500%, 4/1/40	26	28
Pool #MA3663 3.500%, 5/1/49	225	226
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	— (2)	— (2)
Pool #780023 7.000%, 9/15/24	1	1
		1,160

	Par Value	Value

Non-Agency—28.4%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	$ 1,721	$ 1,612
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	551	552
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,695
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	2,607	2,597
2015-SFR1, A 144A 3.467%, 4/17/52(1)	174	173
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	891
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	889
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,242
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	913
Angel Oak Mortgage Trust
2021-7, A1 144A 1.978%, 10/25/66(1)(3)	1,112	1,062
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,943	2,756
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	237	236
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	1,154	1,135
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	283	277
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	1,421	1,399
2021-2, A1 144A 0.985%, 4/25/66(1)(3)	2,451	2,338
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	691	674
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	1,253	1,186
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	870	857
2020-1, A1B 144A 2.100%, 3/25/55(1)	1,264	1,246
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(3)	10	10
2005-1, 1A1 5.500%, 2/25/35	48	47
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(3)	102	102
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(3)	$ 192	$ 190
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 2/15/29(1)(3)	755	750
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(1)(3)	865	831
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(3)	2,846	2,778
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	583	579
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 10/15/36(1)(3)	880	872
BX Trust 2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.417%, 5/15/35(1)(3)	1,265	1,247
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,615	2,424
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	870	822
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.517%, 6/15/34(1)(3)	367	364
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	1,103	1,087
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(1)(3)	106	105
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	47	46
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	382	378
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,453	1,443
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	1,449	1,417
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, (1)(3)(4)	2,170	2,166
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-1, A1 144A 2.284%, 12/27/66(1)(3)	$ 2,340	$ 2,270
COLT Mortgage Loan Trust Funding LLC 2021-2R, A1 144A 0.798%, 7/27/54(1)	537	534
COLT Mortgage Pass-Through Certificates
2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	555	549
2021-1R, A3 144A 1.421%, 5/25/65(1)(3)	1,162	1,147
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	964	908
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	996
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	899
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(1)	3,374	3,228
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)	656	660
2020-4, A 144A 1.174%, 12/15/52(1)	1,436	1,332
2020-3, A 144A 1.358%, 8/15/53(1)	2,055	1,901
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.433%, 1/25/34(3)	53	53
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.377%, 5/15/36(1)(3)	1,455	1,447
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.820%, 4/25/44(1)(3)	156	150
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	616	611
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	2,064	1,988
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(3)	1,356	1,320
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	937	922
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(3)	945	911
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(3)	1,103	1,060
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust
2020-2, A1 144A 1.692%, 5/25/65(1)	$ 288	$ 288
2022-1, A1 144A 2.205%, 1/25/67(1)(3)	768	736
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	343	338
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	295	293
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	2,301	2,274
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	692	664
2021-2, A1 144A 0.931%, 6/25/66(1)(3)	1,548	1,447
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	785	743
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 2.097%, 7/15/38(1)(3)	1,073	1,058
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	800	748
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,201	1,116
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	1,895
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,810	1,643
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	127	127
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	69	69
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	611	612
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	140	138
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 2/15/38(1)(3)	2,085	2,049
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.397%, 11/15/37(1)(3)	1,540	1,539
2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,400
	Par Value	Value

Non-Agency—continued
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(3)	$ 272	$ 268
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	91	92
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,054
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,410
2015-C32, AS 3.984%, 11/15/48	2,200	2,177
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.367%, 6/25/29(1)(3)	366	357
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	268	263
2006-A2, 4A1 2.223%, 8/25/34(3)	27	28
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	137	134
2015-1, AM1 144A 2.099%, 12/25/44(1)(3)	89	90
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	266	261
2015-5, A2 144A 2.266%, 5/25/45(1)(3)	488	492
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	471	462
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	271	259
2017-5, A1 144A 3.050%, 10/26/48(1)(3)	664	663
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.568%, 6/25/33(3)	72	71
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.397%, 12/15/37(1)(3)	1,459	1,426
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 5/15/36(1)(3)	1,040	1,031
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(3)	1,000	961
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 2/25/55(1)(3)	$ 775	$ 768
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 4/25/55(1)(3)	1,035	1,030
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,694	1,699
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	2,762	2,781
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(1)(3)	939	923
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	1,058	1,034
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	218	211
Mill City Mortgage Loan Trust
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	875	839
2017-3, M2 144A 3.250%, 1/25/61(1)(3)	1,018	1,002
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.075%, 7/15/46(3)	2,065	2,075
2013-C13, AS 4.266%, 11/15/46	1,515	1,529
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 1.097%, 11/15/34(1)(3)	1,380	1,373
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.340%, 6/25/44(1)(3)	323	330
Motel Trust 2021-MTL6, B (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%) 144A 1.597%, 9/15/38(1)(3)	2,645	2,600
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	591	591
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	634	632
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	368	367
	Par Value	Value

Non-Agency—continued
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	$ 371	$ 373
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,604	1,617
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	1,057	1,059
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	761	742
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	305	304
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,423	1,414
2014-2A, A3 144A 3.750%, 5/25/54(1)(3)	52	52
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,414	1,411
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	870	870
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,304	1,314
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.507%, 5/25/55(1)(3)	2,535	2,503
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	1,516	1,423
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,869	2,770
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	76	76
2021-NQM2, A1 144A 1.101%, 5/25/61(1)(3)	1,106	1,041
2018-1, A2 (1 month LIBOR + 0.650%) 144A 1.107%, 6/25/57(1)(3)	137	135
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	840	817
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	575	550
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(3)	684	647
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,416	1,351
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	557	536
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	456
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	916
	Par Value	Value

Non-Agency—continued
2019-SFR2, A 144A 3.147%, 5/17/36(1)	$ 1,207	$ 1,193
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	666
2021-SFR6, C 144A 1.855%, 7/17/38(1)	725	659
2020-SFR2, A 144A 2.078%, 6/17/37(1)	2,131	2,039
2020-SFR3, A 144A 1.294%, 10/17/27(1)	344	321
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	938
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	118	116
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.337%, 2/25/55(1)(3)	644	636
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	354	349
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(3)	965	935
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(3)	1,065	1,025
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	75	75
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	1,074	1,045
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(3)	780	748
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,785
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	515	509
2021-1, A1 144A 1.160%, 7/25/61(1)(3)	1,251	1,181
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	487	461
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	1,420	1,391
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	282	279
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	759	722
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	$ 381	$ 363
2020-2, A1 144A 2.718%, 4/25/60(1)(3)	348	348
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	358	352
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.576%, 10/25/34(3)	69	70
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	1,375	1,382
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,293
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	810	808
2017-2, A2 144A 3.250%, 4/25/57(1)(3)	1,945	1,940
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,546
2019-1, A1 144A 3.658%, 3/25/58(1)(3)	370	369
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	1,442	1,451
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	947	946
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	830	778
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	363	363
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	15	15
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	1,123	1,101
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	776	765
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	1,397	1,333
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	910	882
2021-NPL5, A1 144A 1.868%, 8/25/51(1)(3)	700	672
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	703	697
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(3)	411	396
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	$ 1,140	$ 1,104
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(3)	352	338
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(3)	368	355
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	1,238	1,239
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	2,459	2,407
2021-2, A1 144A 1.031%, 2/25/66(1)(3)	1,997	1,923
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	2,065	1,960
2021-7, A1 144A 1.829%, 10/25/66(1)(3)	6,243	5,898
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	799	795
2021-1, A1 144A 0.815%, 1/25/66(1)(3)	743	719
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,652	1,612
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	375	367
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	1,420	1,382
2021-1R, A1 144A 1.280%, 5/25/56(1)	2,274	2,174
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,686
2015-P2, A3 3.541%, 12/15/48	1,726	1,709
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 2.615%, 7/25/34(3)	46	47
2004-U, A1 2.767%, 10/25/34(3)	17	17
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	298	288
		201,074

Total Mortgage-Backed Securities (Identified Cost $209,788)		202,234

	Par Value	Value

Asset-Backed Securities—36.6%
Automobiles—18.9%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(1)	$ 1,835	$ 1,773
ACC Trust
2020-A, A 144A 6.000%, 3/20/23(1)	284	284
2021-1, C 144A 2.080%, 12/20/24(1)	1,785	1,743
American Credit Acceptance Receivables Trust
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,245
2021-1, C 144A 0.830%, 3/15/27(1)	1,710	1,681
2021-2, C 144A 0.970%, 7/13/27(1)	2,065	2,015
2021-3, C 144A 0.980%, 11/15/27(1)	1,840	1,771
2022-1, D 144A 2.460%, 3/13/28(1)	2,370	2,241
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	975	984
2019-1, C 3.360%, 2/18/25	1,200	1,209
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	789	775
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	400	381
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,113
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,235
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,431
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	379
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,622
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	915	922
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	$ 1,865	$ 1,880
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(1)	692	693
2020-1A, C 144A 3.840%, 9/16/24(1)	730	732
2021-1A, B 144A 1.380%, 2/17/26(1)	2,750	2,722
2021-2A, B 144A 1.300%, 1/15/26(1)	1,970	1,928
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	470	472
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,582
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,447
2019-3A, E 144A 4.600%, 7/15/26(1)	1,445	1,462
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,274
2020-P1, B 0.920%, 11/9/26	1,340	1,259
2021-N1, C 1.300%, 1/10/28	1,610	1,584
2021-N2, C 1.070%, 3/10/28	1,745	1,700
2021-N3, D 1.580%, 6/12/28	1,490	1,414
2022-N1, C 144A 3.320%, 12/11/28(1)	1,825	1,809
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,893
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	487	490
2018-D, D 144A 4.340%, 9/16/24(1)	871	875
2019-D, E 144A 3.860%, 10/15/25(1)	1,900	1,892
2020-A, C 144A 2.540%, 12/15/25(1)	831	833
2020-C, C 144A 1.710%, 8/17/26(1)	1,265	1,262
2021-A, B 144A 0.610%, 2/18/25(1)	1,382	1,378
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,179
2021-2A, A 144A 0.960%, 2/15/30(1)	1,605	1,552
	Par Value	Value

Automobiles—continued
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	$ 119	$ 120
2019-3, C 2.900%, 8/15/25	677	679
2019-4, C 2.510%, 11/17/25	569	570
DT Auto Owner Trust
2019-2A, C 144A 3.180%, 2/18/25(1)	276	277
2019-4A, C 144A 2.730%, 7/15/25(1)	1,039	1,041
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,337
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,940
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	1,580	1,587
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,613
2019-3A, C 144A 2.790%, 5/15/24(1)	298	298
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,220
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,959
2019-4A, C 144A 2.440%, 9/16/24(1)	638	639
2018-4A, D 144A 4.350%, 9/16/24(1)	915	924
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	339	339
First Investors Auto Owner Trust
2018-1A, D 144A 4.110%, 6/17/24(1)	565	568
2019-1A, C 144A 3.260%, 3/17/25(1)	904	908
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,083
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,806
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,743
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,254
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,478
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,172
2021-1, C 144A 0.910%, 3/15/27(1)	1,790	1,701
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,301
	Par Value	Value

Automobiles—continued
2021-2, C 144A 1.570%, 7/15/27(1)	$ 2,200	$ 2,069
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,548
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(1)	267	267
2019-3A, B 144A 2.720%, 6/17/24(1)	580	581
2019-4A, B 144A 2.780%, 9/16/24(1)	1,022	1,024
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	2,048
2020-1A, B 144A 2.430%, 11/15/24(1)	1,524	1,529
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,388
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,588
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	1,005
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	2,415	2,291
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	2,865	2,713
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,904
OneMain Direct Auto Receivables Trust
2018-1A, C 144A 3.850%, 10/14/25(1)	1,130	1,130
2021-1A, B 144A 1.260%, 7/14/28(1)	2,110	1,980
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(1)	1,140	1,081
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	554
Santander Drive Auto Receivables Trust 2021-3, C 0.950%, 9/15/27	2,200	2,135
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,404	1,410
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,196
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,521
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	$ 2,210	$ 2,141
United Auto Credit Securitization Trust
2020-1, C 144A 2.150%, 2/10/25(1)	462	463
2021-1, C 144A 0.840%, 6/10/26(1)	2,005	1,976
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,787
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,855	1,855
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	2,345	2,255
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,008	1,008
Westlake Automobile Receivables Trust
2018-3A, D 144A 4.000%, 10/16/23(1)	361	362
2020-2A, C 144A 2.010%, 7/15/25(1)	1,645	1,641
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,251
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,923
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,807
		134,104

Consumer Loans—2.0%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	2,280	2,268
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,072	1,033
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(1)	1,765	1,740
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	99	99
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(1)	2,065	2,023
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(1)	1,955	1,898
	Par Value	Value

Consumer Loans—continued
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	$ 1,815	$ 1,716
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	996
Upstart Securitization Trust
2020-3, A 144A 1.702%, 11/20/30(1)	306	305
2021-3, B 144A 1.660%, 7/20/31(1)	2,430	2,294
		14,372

Credit Card—1.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,782
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,311
2021-AA, A 144A 1.200%, 12/21/26(1)	700	670
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,572
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,252
		7,587

Equipment—1.3%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,975	1,851
NMEF Funding LLC
2019-A, B 144A 3.060%, 8/17/26(1)	981	982
2021-A, B 144A 1.850%, 12/15/27(1)	3,160	3,031
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,356
2020-1, A 144A 1.370%, 11/17/25(1)	390	388
Pawneee Equipment Receivables Series LLC 2021-1, C 144A 2.300%, 7/15/27(1)	1,965	1,843
		9,451

	Par Value	Value

Other—13.0%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	$ 1,591	$ 1,527
Amur Equipment Finance Receivables IX LLC 2021-1A, B 144A 1.380%, 2/22/27(1)	2,035	1,943
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	23	22
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,633	1,622
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	162	163
2019-A, A 144A 3.140%, 7/16/40(1)	771	763
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	2,121
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,302
2021-A, A 144A 1.540%, 7/17/46(1)	2,220	2,115
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,814	1,731
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	551	549
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	1,493	1,421
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,392
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	203	201
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	150	150
2015-A, A 144A 2.880%, 5/2/30(1)	64	64
2020-A, B 144A 2.490%, 2/28/36(1)	826	795
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	1,720	1,718
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,432
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	$ 1,030	$ 1,011
Conn’s Receivables Funding LLC
2020-A, B 144A 4.270%, 6/16/25(1)	912	911
2021-A, B 144A 2.870%, 5/15/26(1)	2,000	1,942
Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1, B 144A 2.920%, 3/15/28(1)	297	297
Crossroads Asset Trust
2021-A, A2 144A 0.820%, 3/20/24(1)	1,215	1,207
2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,318
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	1,507	1,499
2020-1, B 144A 1.920%, 11/15/27(1)	2,385	2,333
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	744	737
2021-1A, A 144A 1.510%, 11/21/33(1)	1,256	1,208
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	313	315
2019-1A, A 144A 3.860%, 11/15/34(1)	821	829
2021-1A, A 144A 1.270%, 5/15/41(1)	2,048	1,935
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,205	1,160
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,308	1,217
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	25	25
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.324%, 1/20/33(1)(3)	1,435	1,421
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,936	1,872
	Par Value	Value

Other—continued
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	$ 162	$ 162
2018-AA, A 144A 3.540%, 2/25/32(1)	407	407
2020-AA, A 144A 2.740%, 2/25/39(1)	601	586
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,469	1,432
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,204	2,174
Lendingpoint Asset Securitization Trust
2021-A, A 144A 1.000%, 12/15/28(1)	791	786
2022-A, B 144A 2.410%, 6/15/29(1)	2,010	1,958
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	1,304	1,269
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,040
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,048
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,966	1,898
2021-1WA, B 144A 1.440%, 1/22/41(1)	1,089	1,027
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	221	221
2019-1A, A 144A 2.890%, 11/20/36(1)	425	420
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	1,558	1,467
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,930	1,798
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,446
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(1)	851	849
2021-2A, A 144A 2.143%, 10/15/33(1)	1,683	1,665
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	30	30
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,728
	Par Value	Value

Other—continued
2021-1A, A 144A 0.930%, 3/22/27(1)	$ 1,263	$ 1,233
2021-2A, A 144A 1.210%, 9/20/28(1)	1,657	1,615
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	237	237
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,855
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	38	38
2018-A, A 144A 3.100%, 11/8/30(1)	959	961
2019-A, B 144A 3.360%, 4/9/38(1)	482	471
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.154%, 4/20/29(1)(3)	964	958
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,867	1,857
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	1,950
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	165	165
2019-1A, B 144A 3.420%, 1/20/36(1)	287	285
2019-2A, B 144A 2.820%, 5/20/36(1)	290	284
2020-2A, B 144A 2.320%, 7/20/37(1)	1,030	1,001
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	1,113	1,095
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	1,936	1,785
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	553	548
2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,644
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,387
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)	1,291	1,277
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	$ 757	$ 754
2022-1A, B 144A 2.288%, 8/20/36(1)	1,552	1,507
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,383	2,198
		91,784

Student Loan—0.3%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	136	135
2019-AGS, A1 144A 2.540%, 1/25/47(1)	491	485
2020-1, A 144A 1.690%, 10/25/51(1)	370	340
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	281	282
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	960	917
		2,159

Total Asset-Backed Securities (Identified Cost $267,119)		259,457

Corporate Bonds and Notes—18.8%
Communication Services—1.1%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.285%, 2/15/23(3)	475	477
CommScope, Inc. 144A 4.750%, 9/1/29(1)	1,265	1,165
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	490	461
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	180	184
T-Mobile USA, Inc.
3.500%, 4/15/25	1,005	1,012
3.750%, 4/15/27	370	372
2.050%, 2/15/28	1,100	1,005
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	740	764
Verizon Communications, Inc.
2.100%, 3/22/28	820	764
	Par Value	Value

Communication Services—continued
(3 month LIBOR + 1.100%) 1.606%, 5/15/25(3)	$ 1,226	$ 1,242
		7,446

Consumer Discretionary—0.1%
General Motors Financial Co., Inc. 1.250%, 1/8/26	840	769
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	171
		940

Consumer Staples—0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	1,120	1,161
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,217
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,404
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	493
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,465	1,334
		5,609

Energy—1.6%
Aker BP ASA 144A 2.875%, 1/15/26(1)	755	734
Boardwalk Pipelines LP 4.950%, 12/15/24	955	986
BP Capital Markets plc 4.875% (4)	1,115	1,118
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	925	947
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	1,070	1,026
Energy Transfer LP 4.200%, 4/15/27	690	703
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	905	923
144A 6.500%, 7/1/27(1)	140	146
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,010
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	1,075	1,001
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	700	700
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	991
	Par Value	Value

Energy—continued
Occidental Petroleum Corp. 5.500%, 12/1/25	$ 25	$ 26
Petroleos Mexicanos
4.625%, 9/21/23	855	865
6.500%, 3/13/27	285	289
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	164	157
		11,622

Financials—6.9%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	703
3.000%, 10/29/28	150	138
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,540	1,439
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(5)(6)	360	363
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	929
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	511
Bank of America Corp.
1.734%, 7/22/27	4,075	3,784
2.551%, 2/4/28	719	687
(3 month LIBOR + 0.770%) 1.085%, 2/5/26(3)	1,755	1,746
Blackstone Private Credit Fund
144A 2.625%, 12/15/26(1)	744	670
144A 4.000%, 1/15/29(1)	415	384
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,587
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	283
Series H 4.000%(4)	945	849
Citadel LP 144A 4.875%, 1/15/27(1)	1,140	1,125
Citigroup, Inc.
3.200%, 10/21/26	1,885	1,870
(3 month LIBOR + 1.250%) 2.217%, 7/1/26(3)	1,080	1,091
(SOFR + 1.280%) 1.484%, 2/24/28(3)	962	965
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Coinbase Global, Inc. 144A 3.375%, 10/1/28(1)	$ 755	$ 667
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	501
144A 1.621%, 9/11/26(1)	673	623
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,384
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,362
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	1,000	1,009
(3 month LIBOR + 1.170%) 1.676%, 5/15/26(3)	475	477
(3 month LIBOR + 1.750%) 2.028%, 10/28/27(3)	2,880	2,983
Icahn Enterprises LP 6.250%, 5/15/26	1,060	1,081
JPMorgan Chase & Co.
1.578%, 4/22/27	1,680	1,565
(SOFR + 1.180%) 1.394%, 2/24/28(3)	1,500	1,499
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	990	949
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,140	1,074
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(3)	1,715	1,361
Morgan Stanley
4.100%, 5/22/23	730	743
3.875%, 4/29/24	655	668
2.475%, 1/21/28	1,016	969
Navient Corp. 5.875%, 10/25/24	930	949
OWL Rock Core Income Corp. 144A 5.500%, 3/21/25(1)	500	499
Prudential Financial, Inc. 5.625%, 6/15/43	1,948	1,960
Santander Holdings USA, Inc. 3.244%, 10/5/26	1,260	1,228
Spirit Realty LP 4.450%, 9/15/26	619	638
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	995
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	800
Wells Fargo & Co.
1.654%, 6/2/24	925	914
	Par Value	Value

Financials—continued
4.100%, 6/3/26	$ 1,810	$ 1,856
(3 month LIBOR + 1.230%) 1.529%, 10/31/23(3)	1,175	1,180
		49,058

Health Care—1.6%
AbbVie, Inc. 2.850%, 5/14/23	495	498
Amgen, Inc. 3.000%, 2/22/29	1,230	1,207
Baxter International, Inc.
144A 1.915%, 2/1/27(1)	1,192	1,114
144A 2.272%, 12/1/28(1)	1,198	1,110
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	1,054	1,037
HCA, Inc. 5.375%, 2/1/25	570	593
Royalty Pharma plc
1.200%, 9/2/25	190	175
1.750%, 9/2/27	2,135	1,938
Tenet Healthcare Corp. 4.625%, 7/15/24	226	227
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	1,825	1,674
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	271
Viatris, Inc.
2.300%, 6/22/27	1,441	1,311
144A 2.300%, 6/22/27(1)	— (2)	— (2)
		11,155

Industrials—1.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,620
Boeing Co. (The)
4.875%, 5/1/25	335	346
5.040%, 5/1/27	507	534
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	1,529	1,405
CNH Industrial N.V. 4.500%, 8/15/23	899	917
GFL Environmental, Inc.
144A 3.750%, 8/1/25(1)	1,360	1,335
144A 4.000%, 8/1/28(1)	360	331
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(1)	1,948	1,761
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	720	722
		8,971

	Par Value	Value

Information Technology—2.1%
Block, Inc. 144A 2.750%, 6/1/26(1)	$ 765	$ 723
CDW LLC
2.670%, 12/1/26	793	747
3.276%, 12/1/28	792	746
Citrix Systems, Inc. 1.250%, 3/1/26	1,145	1,113
Dell International LLC 4.900%, 10/1/26	1,040	1,091
Flex Ltd. 3.750%, 2/1/26	1,417	1,417
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	385	403
Kyndryl Holdings, Inc.
144A 2.050%, 10/15/26(1)	802	716
144A 2.700%, 10/15/28(1)	782	677
Leidos, Inc. 3.625%, 5/15/25	832	832
Microchip Technology, Inc. 2.670%, 9/1/23	1,165	1,161
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,205	1,155
Oracle Corp. 2.300%, 3/25/28	795	726
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,795
TD SYNNEX Corp.
144A 1.750%, 8/9/26(1)	1,132	1,037
144A 2.375%, 8/9/28(1)	755	679
		15,018

Materials—1.2%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	1,380	1,260
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	891
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	555	471
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,875	1,753
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	1,043	966
144A 1.832%, 10/15/27(1)	1,393	1,266
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,654
Suzano Austria GmbH 2.500%, 9/15/28	560	505
		8,766

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—1.0%
EPR Properties 4.950%, 4/15/28	$ 1,105	$ 1,106
GLP Capital LP 5.250%, 6/1/25	1,615	1,662
Office Properties Income Trust
4.500%, 2/1/25	930	928
2.650%, 6/15/26	373	341
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,677
Service Properties Trust
4.500%, 6/15/23	420	415
4.650%, 3/15/24	430	414
4.350%, 10/1/24	455	438
		6,981

Utilities—1.1%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	1,620	1,506
DPL, Inc. 4.125%, 7/1/25	122	121
Exelon Corp. 3.497%, 6/1/22	864	865
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	776
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,157
Puget Energy, Inc. 2.379%, 6/15/28	1,068	976
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,800	1,660
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	733
		7,794

Total Corporate Bonds and Notes (Identified Cost $140,208)		133,360

Leveraged Loans—8.9%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(3)	194	192
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	1,000	1,012
	Par Value	Value

Aerospace—continued
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(3)	$ 1,022	$ 1,007
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(3)	1,030	1,062
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(3)	653	644
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	890	922
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(3)	224	219
Tranche F (1 month LIBOR + 2.250%) 2.707%, 12/9/25(3)	706	694
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	208	205
		5,957

Chemicals—0.5%
Diamond BC B.V. Tranche B (1 month LIBOR + 2.750%) 3.250%, 9/29/28(3)	1,097	1,074
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(3)	1,973	1,935
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(3)	—	— (2)
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 4.006%, 10/1/25(3)	633	622
		3,631

Consumer Durables—0.5%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750% - 2.79%, 2/11/28(3)	1,210	1,190
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(3)	786	770
	Par Value	Value

Consumer Durables—continued
Zodiac Pool Solutions LLC Tranche B (1 month Term SOFR + 2.000%) 2.500%, 1/29/29(3)	$ 1,571	$ 1,557
		3,517

Energy—0.3%
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(3)	890	883
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(3)	1,172	1,161
Paragon Offshore Finance Co. (3 month PRIME + 3.250%) 3.250%, 7/16/21(3)(7)(8)	1	—
		2,044

Financial—0.5%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(3)	471	461
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(3)	1,188	1,173
Citadel Securities LP 2021 (1 month Term SOFR + 2.500%) 2.927%, 2/2/28(3)	1,699	1,688
		3,322

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 2.207%, 3/11/25(3)	345	338
Tranche B-4 (1 month LIBOR + 1.750%) 2.207%, 1/15/27(3)	201	196
Tranche B-5 (1 month LIBOR + 2.500%) 2.957%, 4/6/28(3)	583	574
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.707%, 1/29/27(3)	708	694
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(3)	$ 1,230	$ 1,213
		3,015

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 2.071%, 7/1/26(3)	1,067	1,051
Gaming / Leisure—1.1%
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 10/19/24(3)	965	955
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(3)	1,119	1,112
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.207%, 6/22/26(3)	1,413	1,397
Pug LLC Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(3)	209	207
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.207%, 8/14/24(3)	1,613	1,606
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 3.256%, 7/21/26(3)	895	887
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.710%, 2/8/27(3)	1,286	1,267
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(3)	522	516
		7,947

Health Care—0.6%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.000%, 1/4/26(3)	428	425
	Par Value	Value

Health Care—continued
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.207%, 11/27/25(3)	$ 136	$ 134
(1 month LIBOR + 3.000%) 3.457%, 6/2/25(3)	277	275
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.981%, 8/1/27(3)	938	922
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 2.250%, 3/15/28(3)	1,336	1,321
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(3)	455	450
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(3)	165	164
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.460%, 3/6/25(3)	645	636
		4,327

Housing—0.8%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.209%, 1/15/27(3)	1,038	1,024
CPG International LLC (3 month LIBOR + 2.500%) 0.000%, 5/6/24(3)	1,035	1,025
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(3)(9)	1,030	1,010
Standard Industries, Inc. (6 month LIBOR + 2.500%) 3.788%, 9/22/28(3)	1,132	1,129
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.457%, 11/21/24(3)	1,272	1,266
		5,454

Information Technology—0.6%
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.250%) 3.256%, 9/21/28(3)	858	849
	Par Value	Value

Information Technology—continued
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.199%, 2/15/24(3)	$ 1,292	$ 1,282
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(3)	1,107	1,093
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(3)	1,332	1,320
		4,544

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(3)	1,171	1,153
NCR Corp. (3 month LIBOR + 2.500%) 2.800%, 8/28/26(3)	1,207	1,190
		2,343

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.731%, 9/18/26(3)	903	899
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.210%, 2/1/27(3)	802	794
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 0.000%, 8/2/27(3)(9)	704	702
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.647%, 1/31/29(3)	925	919
		2,415

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(3)	826	802
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.207%, 3/1/27(3)	$ 440	$ 432
		1,234

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.210%, 4/11/25(3)	1,061	1,047
Service—1.2%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(3)	1,030	1,012
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.959%, 9/7/27(3)	1,039	1,027
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(3)	1,074	1,063
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(3)	180	178
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(3)	798	787
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.460%, 1/21/28(3)	1,127	1,116
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(3)	896	886
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 2.207%, 11/16/26(3)	1,029	1,013
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/31/28(3)	1,307	1,289
		8,371

Utility—0.3%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 2.191% - 2.207%, 12/31/25(3)	1,920	1,898
Total Leveraged Loans (Identified Cost $63,551)		63,016

	Shares	Value
Preferred Stocks—0.5%
Financials—0.3%
Citigroup, Inc. Series T, 6.250%(3)(4)	1,020 (10)	$ 1,065
JPMorgan Chase & Co. Series HH, 4.600%(4)	1,106 (10)	1,066
		2,131

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(3)(4)	1,215 (10)	1,165
Total Preferred Stocks (Identified Cost $3,329)		3,296

Total Long-Term Investments—98.8% (Identified Cost $723,199)		699,781

Short-Term Investments—1.5%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(11)	10,006,757	10,007
Total Money Market Mutual Fund (Identified Cost $10,007)		10,007

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(11)(12)	363,018	363
Total Securities Lending Collateral (Identified Cost $363)		363

Total Short-Term Investments (Identified Cost $10,370)		10,370

TOTAL INVESTMENTS—100.3% (Identified Cost $733,569)		$710,151
Other assets and liabilities, net—(0.3)%		(1,892)
NET ASSETS—100.0%		$708,259
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $491,420 or 69.4% of net assets.
(2)	Amount is less than $500.
(3)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	All or a portion of security is on loan.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$259,457	$ —	$259,457	$—
Corporate Bonds and Notes	133,360	—	133,360	—
Foreign Government Securities	3,141	—	3,141	—
Leveraged Loans	63,016	—	63,016	— (1)
Mortgage-Backed Securities	202,234	—	202,234	—
U.S. Government Securities	35,277	—	35,277	—
Equity Securities:
Preferred Stocks	3,296	—	3,296	—
Securities Lending Collateral	363	363	—	—
Money Market Mutual Fund	10,007	10,007	—	—
Total Investments	$710,151	$10,370	$699,781	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.0%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 3,165	$ 2,776
Total U.S. Government Security (Identified Cost $3,282)		2,776

Municipal Bonds—0.3%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	508
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	92
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	300	304
Total Municipal Bonds (Identified Cost $915)		904

Foreign Government Securities—7.1%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	204
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	75
RegS 7.650%, 4/21/25(2)(3)	1,500	123
Dominican Republic
144A 5.950%, 1/25/27(1)	420	432
144A 4.500%, 1/30/30(1)	385	353
144A 6.000%, 2/22/33(1)	605	590
144A 5.875%, 1/30/60(1)	395	338
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,210
Federative Republic of Brazil 3.875%, 6/12/30	200	184
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	402
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	755	780
	Par Value	Value

Foreign Government Securities—continued
144A 4.500%, 10/26/46(1)	$ 770	$ 810
Mongolia 144A 4.450%, 7/7/31(1)	200	180
Oman Government International Bond 144A 7.375%, 10/28/32(1)	825	944
Republic of Angola 144A 8.250%, 5/9/28(1)	665	677
Republic of Argentina 2.500%, 7/9/41(4)	2,300	811
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	245	250
Republic of Ecuador
144A 5.000%, 7/31/30(1)(4)	200	167
144A 1.000%, 7/31/35(1)(4)	1,125	734
Republic of Egypt
144A 7.600%, 3/1/29(1)	800	759
144A 7.300%, 9/30/33(1)	245	214
144A 8.500%, 1/31/47(1)	345	294
Republic of Guatemala 144A 3.700%, 10/7/33(1)	625	578
Republic of Indonesia
2.850%, 2/14/30	790	776
144A 4.350%, 1/8/27(1)	570	605
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	235	227
Republic of Kenya 144A 8.000%, 5/22/32(1)	210	204
Republic of Nigeria
144A 6.500%, 11/28/27(1)	260	247
144A 8.375%, 3/24/29(1)(5)	375	379
144A 7.875%, 2/16/32(1)	225	213
144A 7.375%, 9/28/33(1)	320	291
Republic of Pakistan
144A 8.250%, 9/30/25(1)	385	318
144A 6.875%, 12/5/27(1)	200	157
Republic of Panama
3.160%, 1/23/30	280	274
3.298%, 1/19/33	650	621
Republic of Philippines 3.700%, 3/1/41	765	740
Republic of South Africa 4.300%, 10/12/28	520	502
Republic of Turkey 8.600%, 9/24/27	680	696
	Par Value	Value

Foreign Government Securities—continued
State of Qatar
144A 3.750%, 4/16/30(1)	$ 620	$ 654
144A 4.400%, 4/16/50(1)	230	258
United Mexican States 4.500%, 1/31/50	890	837
Total Foreign Government Securities (Identified Cost $22,030)		19,108

Mortgage-Backed Securities—13.9%
Non-Agency—13.9%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	835	769
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,327
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,027
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	634
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,868
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	305
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	581	551
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	186	183
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	144	140
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	129	128
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	1,000	967
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	114	113
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	972	902
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	299	286
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	125	124
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	$ 250	$ 231
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.820%, 4/25/44(1)(4)	62	60
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	657	633
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	1,000	998
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	54	53
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	600	559
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	720
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,154
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	917
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	60	60
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	59	58
2014-5, B2 144A 2.858%, 10/25/29(1)(4)	238	224
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	261	255
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	531	522
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	450	433
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 4/25/55(1)(4)	235	234
MetLife Securitization Trust 2017-1A, M1 144A 3.450%, 4/25/55(1)(4)	425	412
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	375
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	763
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	561	564
	Par Value	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	$ 434	$ 443
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	43	44
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	101	101
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	566	532
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	385	372
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	1,071	1,042
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	216	204
Progress Residential Trust
2019-SFR2, D 144A 3.794%, 5/17/36(1)	410	402
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	972
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	459
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	124	124
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	640	614
Sequoia Mortgage Trust 2013-8, B1 3.493%, 6/25/43(4)	205	206
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	234	223
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	380	382
2016-4, B1 144A 3.800%, 7/25/56(1)(4)	485	482
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	450	445
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	570	556
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	1,906
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,188
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	305	291
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	589
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	741
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	$ 1,405	$ 1,355
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.840%, 5/10/45(1)(4)	1,259	1,176
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)	415	398
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	576	548
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	822	793
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	203	195
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	806	781
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	308
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	196	191
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	663
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(1)	270	266
Total Mortgage-Backed Securities (Identified Cost $39,408)		37,541

Asset-Backed Securities—11.1%
Automobiles—4.4%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	825	806
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	931
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	783
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	698
2022-N1, D 144A 4.130%, 12/11/28(1)	685	678
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,040
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	$ 750	$ 742
2020-3A, E 144A 4.310%, 7/15/27(1)	940	940
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	660
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	707
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	615	615
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,451
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	968	968
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	830	822
		11,841

Consumer Loans—0.3%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	816
Credit Card—0.4%
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(1)	335	325
2022-1A, A 144A 2.500%, 9/21/26(1)	735	709
		1,034

Other—6.0%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	207	209
2019-A, C 144A 4.010%, 7/16/40(1)	915	896
2020-AA, D 144A 7.150%, 7/17/46(1)	815	793
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	926	883
	Par Value	Value

Other—continued
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	$ 217	$ 206
2020-1A, A 144A 2.981%, 11/15/35(1)	585	563
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	138	138
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	808
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	809
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,047	1,012
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	770	750
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	890
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	705	664
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	616	608
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	971
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	667	621
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	350	350
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,272
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	984	979
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	959
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	462	470
	Par Value	Value

Other—continued
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(1)	$ 643	$ 627
2021-ST8, A 144A 1.750%, 10/20/29(1)	720	694
		16,172

Total Asset-Backed Securities (Identified Cost $30,574)		29,863

Corporate Bonds and Notes—41.2%
Communication Services—2.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	608
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	771
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	920	883
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	970	863
CT Trust 144A 5.125%, 2/3/32(1)	610	609
DISH DBS Corp. 7.750%, 7/1/26	415	412
iHeartCommunications, Inc. 8.375%, 5/1/27	411	425
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	530	501
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	445	423
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	110	104
144A 6.000%, 2/15/28(1)(5)	75	66
144A 10.750%, 6/1/28(1)	325	339
Telesat Canada 144A 6.500%, 10/15/27(1)	310	152
Twitter, Inc. 144A 3.875%, 12/15/27(1)	290	282
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	485	453
		6,891

Consumer Discretionary—4.7%
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	480	505
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	$ 110	$ 98
144A 7.125%, 7/15/29(1)	535	463
Carnival Corp. 144A 7.625%, 3/1/26(1)	710	715
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	450	419
Carvana Co. 144A 5.625%, 10/1/25(1)	465	438
Clarios Global LP 144A 8.500%, 5/15/27(1)	425	441
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	525	536
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	543	498
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	310	270
Ford Motor Co. 4.750%, 1/15/43	445	404
Ford Motor Credit Co. LLC 4.125%, 8/17/27	485	474
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	420	422
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(1)	420	421
M/I Homes, Inc. 4.950%, 2/1/28	770	726
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	380	373
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	320	301
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	595	591
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	700	719
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	300	310
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	675	580
PulteGroup, Inc.
7.875%, 6/15/32	525	678
6.375%, 5/15/33	230	267
Royal Caribbean Cruises Ltd. 144A 4.250%, 7/1/26(1)	20	19
Scientific Games Holdings LP 144A 6.625%, 3/1/30(1)	45	44
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	593
144A 7.000%, 5/15/28(1)	165	171
	Par Value	Value

Consumer Discretionary—continued
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	$ 445	$ 424
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	715	711
		12,611

Consumer Staples—1.0%
BAT Capital Corp. 4.906%, 4/2/30	630	649
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	313
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	150	148
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	435	382
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	745	723
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	495	451
		2,666

Energy—9.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	800	798
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	365	373
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	212	234
144A 7.625%, 2/1/29(1)	169	183
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	550	578
BP Capital Markets plc 4.875% (6)	865	867
Callon Petroleum Co.
6.125%, 10/1/24	275	274
144A 8.000%, 8/1/28(1)(5)	20	21
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	425	395
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	448	480
CrownRock LP
144A 5.625%, 10/15/25(1)	645	657
144A 5.000%, 5/1/29(1)	150	150
CSI Compressco LP 144A 7.500%, 4/1/25(1)	710	699
DCP Midstream Operating LP 3.250%, 2/15/32	400	360
	Par Value	Value

Energy—continued
Ecopetrol S.A. 4.625%, 11/2/31	$ 825	$ 747
Energy Transfer LP Series H 6.500% (6)	625	614
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	460	460
144A 6.000%, 2/1/31(1)	460	461
HollyFrontier Corp. 5.875%, 4/1/26	675	703
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	196
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	470	443
Kinder Morgan, Inc. 7.750%, 1/15/32	640	825
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	625	637
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	375	4
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	355	355
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	110	114
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	560	558
Occidental Petroleum Corp.
5.500%, 12/1/25	15	16
6.625%, 9/1/30	195	224
6.125%, 1/1/31	800	900
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	124	1
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	597
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	610	595
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,289
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	105
Petroleos Mexicanos
6.500%, 3/13/27	1,365	1,386
5.950%, 1/28/31	1,100	1,015
7.690%, 1/23/50	735	642
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	765	778
Plains All American Pipeline LP 3.800%, 9/15/30	870	853
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	780	716
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)	10	10
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	$ 1,090	$ 999
Southwestern Energy Co. 5.375%, 2/1/29	580	587
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	685	755
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	390	396
Transcanada Trust 5.600%, 3/7/82	730	738
Transocean, Inc. 144A 11.500%, 1/30/27(1)	26	27
USA Compression Partners LP 6.875%, 4/1/26	385	388
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	45	44
144A 4.125%, 8/15/31(1)	460	451
		25,698

Financials—9.3%
Acrisure LLC 144A 7.000%, 11/15/25(1)	750	750
Ally Financial, Inc. Series B 4.700% (6)	989	931
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	719
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)	330	337
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	789
Banco Santander Chile 144A 3.177%, 10/26/31(1)	785	750
Bank of America Corp. 2.482%, 9/21/36	840	722
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	795	814
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	840
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	430	387
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	535	455
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	727
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	630	588
Charles Schwab Corp. (The) Series H 4.000% (6)	1,035	930
	Par Value	Value

Financials—continued
Citadel LP 144A 4.875%, 1/15/27(1)	$ 605	$ 597
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	440	377
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	470	401
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	242	241
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	939
Icahn Enterprises LP
6.250%, 5/15/26	735	750
5.250%, 5/15/27	50	49
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	670
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	775	734
JPMorgan Chase & Co. 1.953%, 2/4/32	795	696
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	405	388
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	655	617
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	870	691
MetLife, Inc. Series G 3.850% (6)	875	863
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	695	654
OneMain Finance Corp. 7.125%, 3/15/26	645	689
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)	594	571
Prospect Capital Corp. 3.706%, 1/22/26	975	919
Prudential Financial, Inc.
5.875%, 9/15/42	485	489
5.625%, 6/15/43	450	453
5.125%, 3/1/52	192	194
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	712
Synovus Financial Corp. 5.900%, 2/7/29	417	427
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	922
	Par Value	Value

Financials—continued
Wells Fargo & Co. Series BB 3.900% (6)	$ 1,295	$ 1,241
		25,023

Health Care—2.9%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	625	519
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)(5)	300	299
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	45
144A 7.000%, 1/15/28(1)	435	389
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	191	189
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	700	677
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	60	59
144A 6.125%, 4/1/30(1)	645	600
144A 5.250%, 5/15/30(1)	440	422
144A 4.750%, 2/15/31(1)	615	581
Encompass Health Corp. 4.500%, 2/1/28	455	446
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	305	278
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	175	95
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	305	315
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	212	218
144A 7.250%, 2/1/28(1)	61	63
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	320	299
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	70	72
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	645	643
144A 10.000%, 4/15/27(1)	280	294
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(5)	480	431
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	505	457
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	$ 555	$ 499
		7,890

Industrials—3.5%
Allied Universal Holdco LLC 144A 6.000%, 6/1/29(1)	200	176
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)(5)	445	445
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	440	514
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	881
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	667
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	589
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)	620	563
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	310	288
Boeing Co. (The)
5.150%, 5/1/30	295	315
3.750%, 2/1/50	450	401
5.930%, 5/1/60	220	254
Bombardier, Inc. 144A 6.000%, 2/15/28(1)	215	201
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(5)	630	600
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	713
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)(5)	750	639
Deluxe Corp. 144A 8.000%, 6/1/29(1)	235	239
OT Merger Corp. 144A 7.875%, 10/15/29(1)	220	190
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(1)	225	219
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	814	752
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	613	609
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27	$ 290	$ 288
		9,543

Information Technology—2.0%
CDW LLC 3.569%, 12/1/31	682	632
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	100	99
144A 6.500%, 10/15/28(1)	145	144
Dell International LLC 8.100%, 7/15/36	160	210
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)	795	670
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(5)	475	462
Minerva Merger Sub, Inc. 144A 6.500%, 2/15/30(1)	100	97
Oracle Corp. 2.875%, 3/25/31	310	283
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	580	597
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)(5)	565	513
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	955	941
TD SYNNEX Corp. 144A 2.375%, 8/9/28(1)	785	707
		5,355

Materials—2.9%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)	825	754
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	570	554
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	710	746
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	540	543
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	700
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	255	216
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	680
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	556	561
	Par Value	Value

Materials—continued
Suzano Austria GmbH 2.500%, 9/15/28	$ 335	$ 302
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	840	865
Teck Resources Ltd. 6.125%, 10/1/35	510	602
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	700	704
144A 6.625%, 11/1/25(1)	426	417
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	215	201
		7,845

Real Estate—1.5%
EPR Properties 3.600%, 11/15/31	475	431
GLP Capital LP
5.750%, 6/1/28	229	246
5.300%, 1/15/29	336	353
3.250%, 1/15/32	81	74
Kite Realty Group Trust 4.750%, 9/15/30	840	868
Office Properties Income Trust 4.500%, 2/1/25	900	898
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	746
Service Properties Trust 4.950%, 2/15/27	425	393
		4,009

Utilities—1.4%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(1)	404	393
CMS Energy Corp. 4.750%, 6/1/50	860	851
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	940
Ferrellgas LP
144A 5.375%, 4/1/26(1)	140	132
144A 5.875%, 4/1/29(1)	160	148
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	809
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(1)(7)	375	—
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(6)	$ 435	$ 439
		3,712

Total Corporate Bonds and Notes (Identified Cost $116,846)		111,243

Leveraged Loans—21.4%
Aerospace—1.1%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	118	117
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500% - 4.777%, 2/15/29(4)	220	217
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	580	571
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	384	379
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(4)	35	35
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	695	720
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(4)	454	445
Tranche F (1 month LIBOR + 2.250%) 2.707%, 12/9/25(4)	222	218
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	257	254
		2,956

Chemicals—0.9%
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 3.750%) 4.500%, 11/24/27(4)	306	302
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.756%, 12/29/27(4)	495	480
	Par Value	Value

Chemicals—continued
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 4.750%, 7/3/28(4)	$ 651	$ 633
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(4)	708	695
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.207%, 2/5/27(4)	392	390
		2,500

Consumer Non-Durables—0.5%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(4)	315	305
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.457%, 6/30/24(4)	591	584
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	439	417
		1,306

Energy—1.0%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	318	317
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 0.000%, 6/17/27(4)	478	468
Lucid Energy Group II Borrower LLC First Lien (3 month LIBOR + 4.250%) 0.000%, 11/24/28(4)(8)	269	267
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(4)	496	490
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	484	479
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(4)	793	789
		2,810

	Par Value	Value

Financial—0.5%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.707%, 1/31/28(4)	$ 360	$ 352
Tranche B-4 (1 month LIBOR + 5.250%) 5.707%, 1/20/29(4)	150	146
Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(4)	674	660
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 6/15/25(4)	318	312
		1,470

Food / Tobacco—0.5%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.145%, 5/23/25(4)	340	327
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	666	645
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(4)	496	483
		1,455

Forest Prod / Containers—0.9%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750% - 3.756%, 12/7/23(4)	277	234
BWay Holding Co. (3 month LIBOR + 3.250%) 3.481%, 4/3/24(4)	312	307
Clydesdale Acquisition Holdings, Inc. (3 month LIBOR + 4.250%) 0.000%, 3/30/29(4)(8)	235	231
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(4)	658	598
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	474	455
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	$ 523	$ 509
		2,334

Gaming / Leisure—1.6%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(4)	328	325
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	296	289
Tranche B (3 month LIBOR + 3.000%) 0.000%, 6/30/25(4)	143	139
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.250%, 5/1/28(4)	99	100
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/26/29(4)	260	258
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	463	457
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(4)	45	48
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	995	971
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/12/27(4)	635	622
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	95	95
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.934%, 11/1/26(4)	130	129
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 4/4/29(4)(8)	100	99
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	$ 781	$ 772
		4,304

Health Care—3.5%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	351	344
AthenaHealth Group, Inc. (1 month Term SOFR +3.500%) 4.000%, 2/15/29(4)	225	222
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(4)	370	366
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.207%, 10/10/25(4)	281	186
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(4)	628	626
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.447%, 4/30/25(4)	308	304
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	265	264
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(4)	563	559
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	140	139
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	854	790
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.756%, 11/30/27(4)	575	571
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.207%, 2/14/25(4)	591	583
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.459%, 3/5/26(4)	316	312
Tranche B-3 (1 month LIBOR + 3.500%) 3.947%, 3/5/26(4)	306	303
	Par Value	Value

Health Care—continued
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(4)	$ 185	$ 183
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.209%, 6/22/26(4)	367	362
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 4.006%, 11/18/27(4)	348	341
Southern Veterinary Partners LLC First Lien (6 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	580	575
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.756%, 10/1/26(4)	282	280
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	317	314
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 4.677%, 11/20/26(4)	352	350
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.207%, 7/2/25(4)	863	810
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.457%, 10/22/26(4)	551	549
		9,333

Housing—0.6%
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	444	438
Icebox Holdco III, Inc. (3 month LIBOR + 3.750%) 4.756%, 12/22/28(4)	278	274
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(4)(8)	605	593
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.000% - 4.019%, 6/2/28(4)	174	172
2022 (3 month Term SOFR + 3.500%) 4.000%, 6/2/28(4)	50	49
		1,526

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—2.8%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(4)	$ 366	$ 363
BMC Software
2021 (3 month LIBOR + 3.750%) 4.756%, 10/2/25(4)	593	589
Second Lien (1 month LIBOR + 5.500%) 6.000%, 2/27/26(4)	130	128
ConnectWise LLC (1 month LIBOR + 3.500%) 4.000%, 9/29/28(4)	414	411
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	509	504
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750% -4.983%, 12/1/27(4)	336	335
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	803	798
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	591	580
Second Lien (3 month LIBOR + 7.000%) 7.508%, 3/2/29(4)	225	221
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(4)	334	331
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	530	524
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.758%, 8/31/28(4)	409	404
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.250%) 4.750%, 2/1/29(4)	345	339
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	562	555
	Par Value	Value

Information Technology—continued
Sophia LP
Tranche B (3 month LIBOR + 3.250%) 4.256%, 10/7/27(4)	$ 482	$ 477
Tranche B (3 month LIBOR + 4.250%) 0.000%, 10/7/27(4)(8)	90	89
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(4)	25	25
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	854	847
		7,520

Manufacturing—1.3%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	655	648
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.756%, 7/27/28(4)	507	503
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	473	466
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/25/29(4)	140	138
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.756%, 11/2/27(4)	432	429
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.209%, 3/31/25(4)	648	638
2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(4)	134	133
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.271%, 2/23/29(4)	90	88
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	302	298
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(4)	243	235
		3,576

	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27(4)	$ 400	$ 399
Media / Telecom - Diversified Media—0.6%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(4)(8)	316	307
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 4.500%, 12/1/28(4)	464	463
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	422	417
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.960% - 3.210%, 5/18/25(4)	494	485
		1,672

Media / Telecom - Telecommunications—0.2%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	268	250
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.506%, 11/1/24(4)	246	234
		484

Metals / Minerals—0.2%
Covia Holdings LLC (3 month LIBOR + 4.000%) 5.000%, 7/31/26(4)	465	456
Retail—0.9%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(4)	490	487
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.500%, 3/6/28(4)	494	491
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	$ 503	$ 492
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(4)	327	307
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	438	436
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(4)	258	249
		2,462

Service—2.9%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(4)	443	439
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	89	88
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	480	461
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.500%) 4.250%, 3/31/28(4)	362	358
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(4)	762	754
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(4)	70	69
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	341	337
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.710%, 10/30/26(4)	115	113
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	832	811
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	300	297
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	57	56
	Par Value	Value

Service—continued
Hoya Midco LLC 2022, First Lien (6 month Term SOFR + 3.250%) 3.750%, 2/2/29(4)	$ 281	$ 277
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(4)	254	251
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	652	647
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	723	714
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 4.207%, 9/3/26(4)	761	755
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.750%, 2/10/29(4)	415	410
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(4)	347	343
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.250%, 12/21/27(4)	740	732
		7,912

Transportation - Automotive—0.6%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.707%, 4/30/26(4)	292	288
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	858	791
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.756%, 10/4/28(4)	25	24
First Lien (3 month LIBOR + 3.750%) 4.717%, 10/4/28(4)	130	127
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	248	246
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(4)	188	186
		1,662

	Par Value	Value

Transportation - Land Transportation—0.1%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(4)	$ 164	$ 163
Utility—0.6%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	683	670
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	158	158
Tranche C (3 month LIBOR + 5.000%) 0.000%, 2/23/29(4)	20	19
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	814	733
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	46	41
		1,621

Total Leveraged Loans (Identified Cost $58,434)		57,921

	Shares
Preferred Stocks—1.5%
Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525 (9)	515
MetLife, Inc. Series D, 5.875%	478 (9)	479
Truist Financial Corp. Series Q, 5.100%	880 (9)	892
Zions Bancorp NA, 6.950%	38,525	1,019
		2,905

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)	1,055 (9)	1,011
Total Preferred Stocks (Identified Cost $3,816)		3,916

Common Stocks—0.3%
Consumer Discretionary—0.1%
Mark IV Industries(7)(10)	446	1
MYT Holding LLC Class B(7)(10)	42,729	55
NMG Parent LLC(10)	836	140
		196

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Energy—0.2%
Frontera Energy Corp.(10)	6,656	$ 77
QuarterNorth Energy Holding, Inc.(10)	3,851	520
		597

Total Common Stocks (Identified Cost $870)		793

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(10)	6,252	8
Total Rights (Identified Cost $5)		8

Total Long-Term Investments—97.8% (Identified Cost $276,180)		264,073

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(11)	1,723,609	1,724
Total Short-Term Investment (Identified Cost $1,724)		1,724

	Shares	Value

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(11)(12)	3,671,057	$ 3,671
Total Securities Lending Collateral (Identified Cost $3,671)		3,671

TOTAL INVESTMENTS—99.8% (Identified Cost $281,575)		$269,468
Other assets and liabilities, net—0.2%		571
NET ASSETS—100.0%		$270,039

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $149,435 or 55.3% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
Mexico	4
Saudi Arabia	3
Indonesia	2
Panama	2
Canada	1
Netherlands	1
Other	8
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
As of March 31, 2022, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc. 0.000%, 2/15/29(1)	$ 38	$ 38	$ 38	$— (2)
Icebox Holdco III, Inc., (3 month LIBOR + 0.500%) 0.500%, 12/22/28	57	57	56	(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 0.000%, 11/18/27(1)	38	38	37	(1)
Total	$133	$133	$131	$ (2)

(1)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(2)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 29,863	$ —	$ 29,863	$—
Corporate Bonds and Notes	111,243	—	111,243	— (1)
Foreign Government Securities	19,108	—	19,108	—
Leveraged Loans	57,921	—	57,921	—
Mortgage-Backed Securities	37,541	—	37,541	—
Municipal Bonds	904	—	904	—
U.S. Government Security	2,776	—	2,776	—
Equity Securities:
Preferred Stocks	3,916	1,019	2,897	—
Common Stocks	793	77	660	56
Rights	8	—	—	8
Securities Lending Collateral	3,671	3,671	—	—
Money Market Mutual Fund	1,724	1,724	—	—
Total Investments	$269,468	$6,491	$262,913	$64

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $141 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.0%
U.S. Treasury Notes
1.750%, 6/15/22	$ 16,160	$ 16,200
0.125%, 4/30/23	123,785	121,600
1.000%, 12/15/24	32,410	31,147
0.625%, 12/31/27	15,150	13,659
Total U.S. Government Securities (Identified Cost $187,430)		182,606

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,345	4,406
Total Municipal Bond (Identified Cost $4,076)		4,406

Foreign Government Securities—3.2%
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(1)(2)	20,999	1,722
RegS 7.750%, 10/13/19(1)(2)	9,851	808
Dominican Republic
144A 6.875%, 1/29/26(3)	5,405	5,743
144A 5.950%, 1/25/27(3)	9,005	9,253
144A 5.500%, 2/22/29(3)	6,410	6,330
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(3)	18,270	18,955
Mongolia 144A 3.500%, 7/7/27(3)	1,800	1,620
Republic of Angola 144A 9.500%, 11/12/25(3)	7,400	8,091
Republic of Argentina 2.500%, 7/9/41(4)	23,940	8,437
Republic of Colombia
4.000%, 2/26/24	5,800	5,801
4.500%, 1/28/26	3,300	3,293
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	9,990	10,190
Republic of Ecuador 144A 5.000%, 7/31/30(3)(4)	7,755	6,475
Republic of Egypt
144A 7.500%, 1/31/27(3)	11,875	11,680
144A 7.600%, 3/1/29(3)	3,000	2,845
Republic of Indonesia
144A 3.375%, 4/15/23(3)	2,844	2,880
	Par Value	Value

Foreign Government Securities—continued
144A 4.125%, 1/15/25(3)	$ 11,290	$ 11,598
144A 4.750%, 1/8/26(3)	13,053	13,861
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	1,830	1,897
Republic of Kenya 144A 7.000%, 5/22/27(3)	8,095	7,788
Republic of Nigeria 144A 6.500%, 11/28/27(3)	6,690	6,355
Republic of Pakistan
144A 8.250%, 9/30/25(3)	3,165	2,617
144A 6.875%, 12/5/27(3)	4,675	3,677
Republic of Panama 3.875%, 3/17/28	10,000	10,211
Republic of Qatar 144A 3.250%, 6/2/26(3)	5,500	5,602
Republic of South Africa 4.850%, 9/27/27	6,155	6,186
Republic of Turkey 8.600%, 9/24/27	7,405	7,581
Sultanate of Oman 144A 5.625%, 1/17/28(3)	9,580	9,877
United Mexican States 4.150%, 3/28/27	5,200	5,465
Total Foreign Government Securities (Identified Cost $227,700)		196,838

Mortgage-Backed Securities—26.3%
Agency—0.4%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	1,049	1,079
Pool #AO5149 3.000%, 6/1/27	155	156
Pool #890710 3.000%, 2/1/31	3,486	3,522
Pool #254549 6.000%, 12/1/32	11	12
Pool #695237 5.500%, 2/1/33	13	14
Pool #773385 5.500%, 5/1/34	61	67
Pool #725762 6.000%, 8/1/34	64	70
Pool #806318 5.500%, 11/1/34	117	125
Pool #806328 5.500%, 11/1/34	104	110
Pool #800267 5.500%, 12/1/34	21	23
	Par Value	Value

Agency—continued
Pool #808018 5.500%, 1/1/35	$ 81	$ 88
Pool #941322 6.000%, 7/1/37	6	6
Pool #889578 6.000%, 4/1/38	40	45
Pool #AC6992 5.000%, 12/1/39	1,024	1,108
Pool #AD3841 4.500%, 4/1/40	1,394	1,480
Pool #AD4224 5.000%, 8/1/40	1,231	1,324
Pool #AE4799 4.000%, 10/1/40	11	12
Pool #AH4009 4.000%, 3/1/41	1,684	1,761
Pool #AI2472 4.500%, 5/1/41	994	1,057
Pool #AS6515 4.000%, 1/1/46	2,312	2,407
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	9	9
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(3)(4)(5)	9,785	9,785
		24,260

Non-Agency—25.9%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	10,618	9,947
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	4,081	4,088
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	16,110	14,837
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(3)	19,572	19,494
2015-SFR1, A 144A 3.467%, 4/17/52(3)	10,627	10,548
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(3)	8,627	8,181
2020-SFR1, B 144A 2.120%, 4/17/37(3)	6,739	6,376
2020-SFR2, D 144A 3.282%, 7/17/37(3)	1,680	1,615
2020-SFR3, B 144A 1.806%, 9/17/37(3)	4,362	4,074
2021-SFR2, C 144A 1.877%, 8/17/38(3)	4,535	4,099
2021-SFR3, D 144A 2.177%, 10/17/38(3)	6,675	6,078
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SFR4, B 144A 2.417%, 12/17/38(3)	$ 4,106	$ 3,842
2022-SFR1, C 144A 3.740%, 3/1/39(3)	1,985	1,934
Angel Oak Mortgage Trust
2021-3, A2 144A 1.305%, 5/25/66(3)(4)	2,597	2,452
2021-5, A1 144A 0.951%, 7/25/66(3)(4)	9,404	8,876
2021-7, A1 144A 1.978%, 10/25/66(3)(4)	10,904	10,412
2021-8, A1 144A 1.820%, 11/25/66(3)(4)	13,184	12,345
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(4)	513	512
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	661	661
Angel Oak Mortgage Trust LLC
2020-6, A1 144A 1.261%, 5/25/65(3)(4)	2,672	2,618
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	5,948	5,858
2021-2, A1 144A 0.985%, 4/25/66(3)(4)	2,064	1,969
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	15,574	14,749
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	5,549	5,462
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	4,570	4,459
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	4,252	4,082
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	127	136
2004-D, 5A1 2.662%, 1/25/35(4)	1,183	1,220
2005-1, 1A1 5.500%, 2/25/35	144	143
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(3)(4)	2,894	2,876
Bayview Opportunity Master Fund IVa Trust
2017-RT1, A1 144A 3.000%, 3/28/57(3)(4)	1,019	1,006
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	5,910	5,712
	Par Value	Value

Non-Agency—continued
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 1.119%, 3/15/37(3)(4)	$ 5,490	$ 5,355
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 2/15/29(3)(4)	1,975	1,961
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(3)(4)	7,993	7,677
2021-NQM3, A1 144A 1.699%, 4/25/60(3)(4)	2,457	2,399
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(4)	2,508	2,490
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 10/15/36(3)(4)	6,626	6,565
2022-LP2, D (TSFR1M + 1.961%, Cap N/A, Floor 1.961%) 144A 2.266%, 2/15/39(3)(4)	11,410	11,153
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.417%, 5/15/35(3)(4)	19,910	19,622
2019-OC11, B 144A 3.605%, 12/9/41(3)	5,000	4,813
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	6,249	5,799
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	9,651	9,120
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.517%, 6/15/34(3)(4)	17,512	17,336
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.072%, 5/25/34(4)	316	313
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	11,270	10,766
	Par Value	Value

Non-Agency—continued
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	$ 8,120	$ 8,003
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(3)(4)	2,804	2,804
2020-EXP1, A1B 144A 1.804%, 5/25/60(3)(4)	2,267	2,259
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(3)(4)	1,883	1,858
2015-PS1, A1 144A 3.750%, 9/25/42(3)(4)	954	944
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	593	587
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	5,898	5,875
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	7,899	7,840
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(3)(4)	4,513	4,413
2021-3R, A2 144A 1.257%, 12/25/64(3)(4)	1,050	1,028
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, (3)(4)(6)	17,350	17,319
2021-2, A2 144A 1.130%, 8/25/66(3)(4)	6,121	5,658
2022-1, A1 144A 2.284%, 12/27/66(3)(4)	11,950	11,592
COLT Mortgage Loan Trust Funding LLC 2021-2R, A1 144A 0.798%, 7/27/54(3)	3,074	3,058
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(3)(4)	7,401	7,328
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	10,265	9,666
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	9,555	9,040
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	18,491	17,688
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(3)	3,834	3,855
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-4, A 144A 1.174%, 12/15/52(3)	$ 14,995	$ 13,912
2020-3, A 144A 1.358%, 8/15/53(3)	5,829	5,394
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.433%, 1/25/34(4)	935	943
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.377%, 5/15/36(3)(4)	22,785	22,662
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.820%, 4/25/44(3)(4)	2,141	2,063
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	4,896	4,853
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	14,324	13,800
2021-RPL3, A1 144A 2.000%, 1/25/60(3)	3,679	3,570
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	9,120	8,877
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	4,211	4,142
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	6,849	6,606
2021-AFC1, A1 144A 0.830%, 3/25/56(3)(4)	3,050	2,931
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(4)	6,018	5,763
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	10,050	10,032
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	2,080	2,044
2020-1, A1 144A 2.006%, 5/25/65(3)(4)	2,758	2,742
2020-2, A1 144A 1.178%, 10/25/65(3)(4)	8,411	8,311
2021-1, A2 144A 1.003%, 2/25/66(3)(4)	1,460	1,402
2021-2, A1 144A 0.931%, 6/25/66(3)(4)	7,379	6,901
	Par Value	Value

Non-Agency—continued
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	$ 7,714	$ 7,300
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 2.097%, 7/15/38(3)(4)	3,101	3,056
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	7,020	6,566
2020-SFR2, A 144A 1.266%, 10/19/37(3)	6,672	6,198
2020-SFR2, B 144A 1.567%, 10/19/37(3)	21,440	19,865
2021-SFR1, D 144A 2.189%, 8/17/38(3)	18,405	16,710
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	1,683	1,680
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	1,149	1,144
2019-2, A52 144A 3.500%, 6/25/59(3)(4)	6,243	6,251
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	1,658	1,638
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 2/15/38(3)(4)	5,700	5,603
GS Mortgage Securities Corp. Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	12,721	12,715
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.397%, 11/15/37(3)(4)	8,285	8,278
2020-GC45, AS 3.173%, 2/13/53(4)	4,075	4,002
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	16,760	16,512
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	5,940	5,434
	Par Value	Value

Non-Agency—continued
JP Morgan Mortgage Trust
2014-5, B1 144A 2.858%, 10/25/29(3)(4)	$ 1,882	$ 1,781
2005-A2, 4A1 2.254%, 4/25/35(4)	161	161
2006-A6, 3A3L 2.560%, 10/25/36(4)	343	275
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,469
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.367%, 6/25/29(3)(4)	1,224	1,193
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	2,051	2,015
2014-5, B2 144A 2.858%, 10/25/29(3)(4)	886	835
2006-A2, 4A1 2.223%, 8/25/34(4)	261	271
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	834	815
2015-1, AM1 144A 2.099%, 12/25/44(3)(4)	1,825	1,845
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	5,467	5,349
2015-5, A2 144A 2.266%, 5/25/45(3)(4)	2,291	2,309
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	7,961	7,820
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	2,564	2,453
2017-5, A1 144A 3.050%, 10/26/48(3)(4)	6,861	6,851
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.568%, 6/25/33(4)	182	181
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.397%, 12/15/37(3)(4)	1,676	1,638
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.647%, 12/15/37(3)(4)	3,750	3,656
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 1.197%, 5/15/36(3)(4)	$ 5,740	$ 5,691
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	8,940	8,602
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	11,065	10,635
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 2/25/55(3)(4)	7,335	7,273
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 4/25/55(3)(4)	10,595	10,541
MetLife Securitization Trust
2017-1A, M1 144A 3.450%, 4/25/55(3)(4)	7,930	7,691
2018-1A, A 144A 3.750%, 3/25/57(3)(4)	7,631	7,654
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	8,188	8,245
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(3)(4)	3,134	3,080
2020-NQM3, A1 144A 1.014%, 1/26/65(3)(4)	3,277	3,202
2021-INV1, A1 144A 0.852%, 1/25/56(3)(4)	2,266	2,192
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	1,983	1,981
2021-NMR1, A1 144A 1.125%, 11/25/60(3)(4)	6,014	5,765
2017-3, M2 144A 3.250%, 1/25/61(3)(4)	9,056	8,918
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	12,131	11,894
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.075%, 7/15/46(4)	2,075	2,085
2013-C13, AS 4.266%, 11/15/46	1,735	1,751
	Par Value	Value

Non-Agency—continued
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 1.097%, 11/15/34(3)(4)	$ 11,154	$ 11,101
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 1.934%, 2/25/34(4)	391	407
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.340%, 6/25/44(3)(4)	3,781	3,872
Motel Trust 2021-MTL6, B (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%) 144A 1.597%, 9/15/38(3)(4)	6,522	6,411
New Residential Mortgage Loan Trust
2022-RTL1, A1F 144A 4.336%, 12/25/26(3)(5)	8,710	8,710
2018-4A, B1 (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.507%, 1/25/48(3)(4)	5,260	5,248
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	4,480	4,481
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	3,885	3,872
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	2,180	2,179
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	2,494	2,513
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	3,213	3,239
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	13,150	13,181
2018-2A, A1 144A 4.500%, 2/25/58(3)(4)	7,635	7,726
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	6,252	6,095
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	595	584
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	6,334	6,293
2014-2A, A3 144A 3.750%, 5/25/54(3)(4)	390	387
2014-3A, AFX3 144A 3.750%, 11/25/54(3)(4)	3,717	3,709
	Par Value	Value

Non-Agency—continued
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	$ 5,037	$ 5,035
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	9,318	9,395
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.507%, 5/25/55(3)(4)	13,845	13,668
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	12,292	11,515
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(3)(4)	7,172	6,734
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(3)	5,837	5,637
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	1,323	1,328
2021-NQM2, A1 144A 1.101%, 5/25/61(3)(4)	6,829	6,430
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	8,221	7,712
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	2,834	2,664
2018-1, A2 (1 month LIBOR + 0.650%) 144A 1.107%, 6/25/57(3)(4)	1,762	1,741
Onslow Bay Mortgage Loan Trust 2021-NQM4, A1 144A 1.957%, 10/25/61(3)(4)	5,737	5,394
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	7,890	7,626
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	13,055	12,702
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	3,128	3,030
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	7,660	7,319
2021-7, A1 144A 1.867%, 8/25/26(3)	8,327	7,878
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	8,850	8,459
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	$ 5,430	$ 5,126
2021-RPL2, A1 144A 1.455%, 10/25/51(3)(4)	5,364	5,074
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(3)(4)	12,429	11,857
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	11,665	11,225
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	11,130	10,094
2019-SFR2, A 144A 3.147%, 5/17/36(3)	16,344	16,166
2019-SFR3, B 144A 2.571%, 9/17/36(3)	10,340	10,048
2020-SFR2, E 144A 5.115%, 6/17/37(3)	6,890	6,877
2021-SFR2, D 144A 2.197%, 4/19/38(3)	16,205	14,590
2021-SFR6, C 144A 1.855%, 7/17/38(3)	3,770	3,428
2021-SFR5, D 144A 2.109%, 7/17/38(3)	2,500	2,259
2020-SFR3, A 144A 1.294%, 10/17/27(3)	3,645	3,397
2021-SFR1, C 144A 1.555%, 4/17/38(3)	1,430	1,277
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	2,350	2,316
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.337%, 2/25/55(3)(4)	6,306	6,224
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	4,562	4,501
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	11,960	11,591
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	11,151	10,733
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	652	621
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	$ 1,572	$ 1,568
2020-1, A1 144A 2.376%, 1/26/60(3)(4)	3,393	3,301
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	19,655	18,860
SBA Tower Trust 144A 1.631%, 11/15/26(3)	9,540	8,965
Sequoia Mortgage Trust 2013-8, B1 3.493%, 6/25/43(4)	1,856	1,864
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	2,007	1,982
2021-1, A1 144A 1.160%, 7/25/61(3)(4)	8,518	8,042
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	4,943	4,685
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(3)(4)	8,333	8,162
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(3)(4)	1,932	1,918
2021-3, A2 144A 1.395%, 6/25/56(3)(4)	3,337	3,173
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	2,774	2,638
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	973	972
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	3,532	3,480
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.576%, 10/25/34(4)	2,306	2,342
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	553	551
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	5,255	5,243
2016-4, B1 144A 3.800%, 7/25/56(3)(4)	8,095	8,037
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	3,665	3,625
2017-2, A2 144A 3.250%, 4/25/57(3)(4)	3,990	3,979
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	9,400	9,284
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	5,302	5,335
	Par Value	Value

Non-Agency—continued
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	$ 1,705	$ 1,702
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	925	917
2020-1, M1 144A 3.500%, 1/25/60(3)(4)	4,820	4,594
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	14,281	13,384
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	4,519	4,521
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	12,970	11,901
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	207	207
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(3)(4)	2,758	2,717
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	5,243	4,623
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	6,490	6,064
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	6,256	6,251
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.840%, 5/10/45(3)(4)	7,206	6,734
UBS-Barclays Commercial Mortgage Trust 2013-C6, B 144A 3.875%, 4/10/46(3)(4)	4,525	4,468
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(3)(4)	10,539	10,059
VCAT LLC
2021-NPL1, A1 144A 2.289%, 12/26/50(3)(4)	7,959	7,745
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	1,600	1,536
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	8,986	8,706
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	13,686	13,028
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	21,212	20,454
2021-NPL5, A1 144A 1.868%, 8/25/51(3)(4)	18,142	17,418
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(3)(4)	8,172	8,096
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	$ 4,393	$ 4,234
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	12,820	12,458
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	12,698	12,303
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(3)(4)	5,917	5,684
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(3)(4)	11,650	11,242
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	5,412	5,417
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	6,070	6,039
2021-R3, A1 144A 1.020%, 4/25/64(3)(4)	7,585	7,424
2021-2, A1 144A 1.031%, 2/25/66(3)(4)	10,519	10,126
2021-3, A1 144A 1.046%, 6/25/66(3)(4)	11,471	10,884
2021-7, A1 144A 1.829%, 10/25/66(3)(4)	23,039	21,765
2020-1, A1 144A 2.417%, 1/25/60(3)(4)	2,471	2,461
2020-4, A1 144A 1.502%, 5/25/65(3)(4)	10,175	9,936
2021-1, A1 144A 0.815%, 1/25/66(3)(4)	1,911	1,851
2021-R1, A1 144A 0.820%, 10/25/63(3)(4)	7,062	6,890
2021-R2, A1 144A 0.918%, 2/25/64(3)(4)	5,069	4,964
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(4)	5,165	5,025
2019-2, A2 144A 2.924%, 11/25/54(3)(4)	3,044	2,962
2021-1R, A1 144A 1.280%, 5/25/56(3)	10,877	10,400
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	303	299
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 6,689	$ 6,672
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 2.767%, 10/25/34(4)	184	181
2020-4, A1 144A 3.000%, 7/25/50(3)(4)	2,689	2,599
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)	6,295	6,197
		1,588,685

Total Mortgage-Backed Securities (Identified Cost $1,673,539)		1,612,945

Asset-Backed Securities—25.5%
Automobiles—13.5%
ACC Auto Trust
2021-A, B 144A 1.790%, 4/15/27(3)	7,835	7,572
2021-A, C 144A 3.790%, 4/15/27(3)	6,948	6,672
ACC Trust
2019-2, B 144A 3.630%, 8/21/23(3)	4,582	4,588
2020-A, A 144A 6.000%, 3/20/23(3)	1,924	1,928
2021-1, C 144A 2.080%, 12/20/24(3)	3,025	2,954
2022-1, C 144A 3.240%, 10/20/25(3)	6,580	6,384
American Credit Acceptance Receivables Trust
2020-4, D 144A 1.770%, 12/14/26(3)	13,640	13,268
2021-1, C 144A 0.830%, 3/15/27(3)	11,335	11,146
2021-2, C 144A 0.970%, 7/13/27(3)	9,705	9,470
2021-3, C 144A 0.980%, 11/15/27(3)	2,385	2,296
2022-1, E 144A 3.640%, 3/13/28(3)	11,425	10,698
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	8,090	8,166
2019-1, C 3.360%, 2/18/25	8,800	8,868
	Par Value	Value

Automobiles—continued
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(3)	$ 8,446	$ 8,297
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	3,180	3,185
2019-1, D 144A 4.030%, 7/15/26(3)	1,615	1,623
2021-1, D 144A 1.990%, 4/17/28(3)	3,200	3,046
2021-1, E 144A 3.390%, 4/17/28(3)	1,590	1,509
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(3)	2,260	2,267
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	7,205	6,838
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(3)	8,205	7,978
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(3)	8,025	7,786
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	9,205	8,722
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(3)	1,870	1,733
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(3)	11,500	10,669
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(3)	8,015	8,079
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(3)	1,619	1,619
2021-1A, C 144A 2.160%, 2/17/26(3)	3,100	3,033
2021-2A, B 144A 1.300%, 1/15/26(3)	3,030	2,966
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	9,882	9,929
2019-3A, C 144A 2.710%, 10/15/24(3)	6,990	6,999
2019-3A, D 144A 3.040%, 4/15/25(3)	4,340	4,346
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-3A, E 144A 4.600%, 7/15/26(3)	$ 4,399	$ 4,450
2020-N1A, D 144A 3.430%, 1/15/26(3)	11,730	11,767
2020-P1, C 1.320%, 11/9/26	2,250	2,109
2021-N1, C 1.300%, 1/10/28	8,420	8,287
2021-N2, C 1.070%, 3/10/28	6,055	5,897
2021-N3, D 1.580%, 6/12/28	12,685	12,038
2021-P3, B 1.420%, 8/10/27	4,590	4,268
2022-N1, C 144A 3.320%, 12/11/28(3)	4,435	4,395
2022-N1, D 144A 4.130%, 12/11/28(3)	6,815	6,748
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(3)	7,910	7,786
2020-1A, E 144A 4.430%, 2/12/27(3)	9,485	9,486
2021-1A, D 144A 2.110%, 4/12/27(3)	4,015	3,829
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(3)	774	779
2020-A, C 144A 2.540%, 12/15/25(3)	2,850	2,855
2020-C, C 144A 1.710%, 8/17/26(3)	3,995	3,985
2021-A, B 144A 0.610%, 2/18/25(3)	4,920	4,906
2021-A, C 144A 0.830%, 9/15/26(3)	6,500	6,372
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(3)	10,550	10,542
2020-1A, B 144A 2.390%, 4/16/29(3)	4,650	4,596
2020-3A, B 144A 1.770%, 12/17/29(3)	11,195	11,141
2021-2A, A 144A 0.960%, 2/15/30(3)	7,715	7,460
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(3)	3,105	3,049
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	7,287	7,352
2019-3, C 2.900%, 8/15/25	4,403	4,417
	Par Value	Value

Automobiles—continued
2019-4, C 2.510%, 11/17/25	$ 3,256	$ 3,261
DT Auto Owner Trust
2019-2A, C 144A 3.180%, 2/18/25(3)	783	785
2019-4A, C 144A 2.730%, 7/15/25(3)	9,861	9,877
2021-1A, D 144A 1.160%, 11/16/26(3)	3,930	3,736
2021-1A, E 144A 2.380%, 1/18/28(3)	2,000	1,895
2021-2A, C 144A 1.100%, 2/16/27(3)	5,985	5,763
2021-2A, D 144A 1.500%, 2/16/27(3)	4,350	4,118
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(3)	2,430	2,441
2019-2A, E 144A 4.680%, 5/15/26(3)	16,905	16,992
2019-3A, C 144A 2.790%, 5/15/24(3)	1,288	1,289
2020-1A, D 144A 2.730%, 12/15/25(3)	8,775	8,740
2020-3A, E 144A 3.440%, 8/17/26(3)	3,015	2,975
2021-1A, C 0.740%, 1/15/26	9,100	8,925
2019-2A, C 144A 3.300%, 3/15/24(3)	540	541
2019-4A, C 144A 2.440%, 9/16/24(3)	2,336	2,340
2018-4A, D 144A 4.350%, 9/16/24(3)	9,015	9,103
2019-1A, D 144A 4.130%, 12/16/24(3)	11,390	11,500
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	2,674	2,677
First Investors Auto Owner Trust
2019-1A, C 144A 3.260%, 3/17/25(3)	4,156	4,173
2021-1A, C 144A 1.170%, 3/15/27(3)	2,915	2,778
2021-2A, C 144A 1.470%, 11/15/27(3)	6,395	6,040
2022-1A, C 144A 3.130%, 5/15/28(3)	5,745	5,601
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(3)	2,360	2,369
2020-1, C 144A 2.240%, 1/15/26(3)	13,785	13,671
2020-3, C 144A 1.730%, 9/15/26(3)	3,490	3,394
	Par Value	Value

Automobiles—continued
2020-4, C 144A 1.280%, 2/16/27(3)	$ 5,284	$ 5,112
2021-1, C 144A 0.910%, 3/15/27(3)	2,930	2,784
Foursight Capital Automobile Receivables Trust
2018-2, D 144A 4.330%, 7/15/24(3)	4,650	4,675
2021-2, C 144A 1.570%, 7/15/27(3)	2,110	1,984
2022-1, B 144A 2.150%, 5/17/27(3)	2,140	2,057
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	2,541	2,545
2019-3A, B 144A 2.720%, 6/17/24(3)	1,578	1,582
2019-3A, D 144A 3.840%, 5/15/26(3)	3,000	2,989
2019-4A, B 144A 2.780%, 9/16/24(3)	7,178	7,191
2019-4A, C 144A 3.060%, 8/15/25(3)	13,960	13,934
2019-4A, D 144A 4.090%, 8/17/26(3)	3,500	3,462
2020-2A, B 144A 3.160%, 6/16/25(3)	2,560	2,565
2020-3A, D 144A 2.270%, 5/15/26(3)	11,735	11,574
2020-3A, E 144A 4.310%, 7/15/27(3)	18,060	18,053
2020-4A, C 144A 1.140%, 11/17/25(3)	6,955	6,840
2021-3A, C 144A 1.110%, 9/15/26(3)	4,590	4,374
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(3)	6,000	5,895
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(3)	3,790	3,596
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	28,055	25,580
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	3,955	3,745
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	2,705	2,575
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust
2018-1A, C 144A 3.850%, 10/14/25(3)	$ 11,840	$ 11,840
2021-1A, B 144A 1.260%, 7/14/28(3)	17,610	16,524
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(3)	6,000	5,717
Prestige Auto Receivables Trust
2018-1A, D 144A 4.140%, 10/15/24(3)	3,785	3,819
2019-1A, D 144A 3.010%, 8/15/25(3)	7,060	7,029
2020-1A, C 144A 1.310%, 11/16/26(3)	10,295	10,197
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	6,845	6,767
2021-3, C 0.950%, 9/15/27	13,700	13,293
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	7,003	7,033
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(3)	3,045	3,022
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(3)	10,470	10,412
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(3)	5,725	5,545
United Auto Credit Securitization Trust
2020-1, C 144A 2.150%, 2/10/25(3)	1,308	1,309
2021-1, C 144A 0.840%, 6/10/26(3)	6,200	6,109
2021-1, D 144A 1.140%, 6/10/26(3)	10,160	9,870
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(3)	16,200	16,199
2020-1A, C 144A 5.940%, 8/15/24(3)	7,338	7,423
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(3)	4,235	4,073
2022-1, B 144A 4.390%, 8/16/27(3)	16,900	16,922
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	14,084	14,081
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust
2018-3A, D 144A 4.000%, 10/16/23(3)	$ 2,741	$ 2,751
2020-2A, C 144A 2.010%, 7/15/25(3)	10,355	10,328
2020-3A, C 144A 1.240%, 11/17/25(3)	11,365	11,155
2021-3A, D 144A 2.120%, 1/15/27(3)	10,475	9,996
2022-1A, B 144A 2.750%, 3/15/27(3)	6,090	6,030
		828,688

Consumer Loans—0.6%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(3)	2,066	1,991
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(3)	4,082	4,022
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(3)	8,000	7,916
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(3)	363	363
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(3)	1,460	1,430
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(3)	9,015	8,753
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(3)	2,610	2,467
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	6,835	6,677
Upstart Securitization Trust 2020-3, A 144A 1.702%, 11/20/30(3)	1,827	1,823
		35,442

Credit Card—0.7%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	4,270	4,058
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(3)	10,425	10,312
2021-AA, A 144A 1.200%, 12/21/26(3)	9,020	8,631
	Par Value	Value

Credit Card—continued
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(3)	$ 6,985	$ 6,778
2022-1A, A 144A 2.500%, 9/21/26(3)	14,120	13,624
		43,403

Equipment—0.6%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(3)	2,123	2,107
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(3)	16,441	15,405
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(3)	4,576	4,582
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(3)	3,635	3,610
2020-1, A 144A 1.370%, 11/17/25(3)	5,353	5,326
Pawneee Equipment Receivables Series LLC 2021-1, C 144A 2.300%, 7/15/27(3)	5,635	5,285
		36,315

Other—9.9%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(3)	3,279	3,149
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(3)	1,830	1,747
2021-1A, C 144A 1.750%, 6/21/27(3)	4,945	4,721
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	2,671	2,685
2019-A, A 144A 3.140%, 7/16/40(3)	4,754	4,702
2019-A, C 144A 4.010%, 7/16/40(3)	22,210	21,755
2020-AA, B 144A 2.790%, 7/17/46(3)	2,160	2,076
2020-AA, D 144A 7.150%, 7/17/46(3)	7,435	7,238
2021-A, A 144A 1.540%, 7/17/46(3)	19,045	18,147
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	$ 16,238	$ 15,489
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	2,325	2,315
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(3)	8,533	8,124
2021-B, B 144A 1.670%, 10/17/34(3)	8,195	7,630
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	2,534	2,518
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	5,629	5,333
2020-1A, A 144A 2.981%, 11/15/35(3)	3,647	3,513
2021-1A, A 144A 2.162%, 4/15/36(3)	3,830	3,561
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(3)	596	596
2015-A, A 144A 2.880%, 5/2/30(3)	876	871
2017-A, A 144A 2.950%, 10/4/32(3)	4,391	4,333
2020-A, B 144A 2.490%, 2/28/36(3)	4,594	4,419
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	13,519	12,750
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(3)	8,620	8,610
2021-1, C 144A 0.840%, 6/14/27(3)	1,415	1,342
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(3)	3,261	3,202
Conn’s Receivables Funding LLC
2020-A, B 144A 4.270%, 6/16/25(3)	1,450	1,449
2021-A, B 144A 2.870%, 5/15/26(3)	5,250	5,097
Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1, B 144A 2.920%, 3/15/28(3)	1,010	1,011
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	5,437	5,406
	Par Value	Value

Other—continued
2020-1, D 144A 7.210%, 2/15/28(3)	$ 6,258	$ 6,024
Diamond Resorts Owner Trust
2018-1, B 144A 4.190%, 1/21/31(3)	1,528	1,537
2019-1A, B 144A 3.530%, 2/20/32(3)	2,611	2,585
2021-1A, A 144A 1.510%, 11/21/33(3)	2,275	2,189
2021-1A, B 144A 2.050%, 11/21/33(3)	1,020	978
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	11,870	11,569
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	820	823
2019-1A, A 144A 3.860%, 11/15/34(3)	2,124	2,145
2021-1A, A 144A 1.270%, 5/15/41(3)	14,483	13,682
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(3)	4,650	4,478
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(3)	5,000	4,653
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(3)	12,255	11,634
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	487	486
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.324%, 1/20/33(3)(4)	18,315	18,134
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	19,577	18,932
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(3)	1,327	1,326
2018-AA, A 144A 3.540%, 2/25/32(3)	2,612	2,614
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	2,464	2,402
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(3)	6,405	5,935
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	8,045	7,572
	Par Value	Value

Other—continued
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	$ 19,113	$ 18,848
Lendingpoint Asset Securitization Trust
2021-A, A 144A 1.000%, 12/15/28(3)	5,148	5,116
2022-A, B 144A 2.410%, 6/15/29(3)	7,745	7,545
Lendmark Funding Trust
2019-1A, A 144A 3.000%, 12/20/27(3)	8,835	8,864
2021-1A, A 144A 1.900%, 11/20/31(3)	7,815	7,066
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(3)	4,264	4,150
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(3)	16,179	14,963
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(3)	7,255	7,219
2020-AA, A 144A 2.190%, 8/21/34(3)	1,954	1,879
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(3)	2,978	2,809
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	786	788
2019-1A, A 144A 2.890%, 11/20/36(3)	2,770	2,734
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	5,149	4,847
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	8,249	7,683
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(3)	9,145	9,097
2022-A, B 144A 3.350%, 10/16/28(3)	5,495	5,369
OASIS LLC 2020-2A, A 144A 4.262%, 5/15/32(3)	699	699
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(3)	2,173	2,167
2021-2A, A 144A 2.143%, 10/15/33(3)	5,522	5,463
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	396	396
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
2019-1A, B 144A 3.770%, 7/22/24(3)	$ 5,000	$ 5,035
2019-1A, C 144A 4.740%, 6/20/25(3)	17,822	17,962
2020-1A, A 144A 1.710%, 2/20/25(3)	6,394	6,356
2021-1A, A 144A 0.930%, 3/22/27(3)	6,981	6,816
2021-1A, B 144A 1.530%, 4/20/27(3)	3,700	3,466
2021-2A, A 144A 1.210%, 9/20/28(3)	1,442	1,406
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	2,778	2,779
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(3)	8,585	8,566
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(3)	7,620	7,484
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	6,210	5,848
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(3)	647	647
2018-A, A 144A 3.100%, 11/8/30(3)	1,430	1,432
2019-A, B 144A 3.360%, 4/9/38(3)	6,909	6,764
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.154%, 4/20/29(3)(4)	2,331	2,315
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	13,804	13,728
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(3)	12,425	12,028
2021-A, B 144A 1.920%, 10/15/25(3)	5,465	5,240
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(3)	6,500	6,320
	Par Value	Value

Other—continued
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(3)	$ 1,357	$ 1,356
2019-1A, B 144A 3.420%, 1/20/36(3)	1,263	1,254
2019-2A, B 144A 2.820%, 5/20/36(3)	4,358	4,271
2020-2A, B 144A 2.320%, 7/20/37(3)	3,351	3,259
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	15,406	15,146
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(3)	9,205	8,489
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(3)	4,569	4,457
2021-ST8, A 144A 1.750%, 10/20/29(3)	5,662	5,462
Upstart Securitization Trust
2019-2, B 144A 3.734%, 9/20/29(3)	891	892
2021-1, A 144A 0.870%, 3/20/31(3)	556	550
2021-2, B 144A 1.750%, 6/20/31(3)	7,140	6,786
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(3)	10,872	10,761
2022-1A, D 144A 6.680%, 11/26/29(3)(5)	2,794	2,735
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(3)	5,488	5,457
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(3)	2,206	2,198
2022-1A, B 144A 2.288%, 8/20/36(3)	4,989	4,844
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	20,452	18,862
		612,160

Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(3)	4,575	4,520
	Par Value	Value

Student Loan—continued
2020-1, A 144A 1.690%, 10/25/51(3)	$ 2,850	$ 2,622
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	962	964
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(3)	3,217	3,072
		11,178

Total Asset-Backed Securities (Identified Cost $1,610,280)		1,567,186

Corporate Bonds and Notes—24.7%
Communication Services—1.7%
Altice France S.A.
144A 5.125%, 7/15/29(3)	5,660	5,073
144A 5.500%, 10/15/29(3)	4,600	4,127
AT&T, Inc. (3 month LIBOR + 0.890%) 1.285%, 2/15/23(4)	8,918	8,955
CommScope, Inc. 144A 4.750%, 9/1/29(3)	7,815	7,198
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	4,400	4,054
iHeartCommunications, Inc. 8.375%, 5/1/27	213	220
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(3)	5,835	5,493
Northwest Fiber LLC 144A 4.750%, 4/30/27(3)	6,335	6,015
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	4,958	5,062
Telesat Canada 144A 6.500%, 10/15/27(3)	2,480	1,214
T-Mobile USA, Inc.
3.750%, 4/15/27	6,265	6,302
2.050%, 2/15/28	5,892	5,381
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	5,505	5,686
Twitter, Inc. 144A 3.875%, 12/15/27(3)	11,240	10,917
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Verizon Communications, Inc.
2.100%, 3/22/28	$ 8,062	$ 7,514
(3 month LIBOR + 1.100%) 1.606%, 5/15/25(4)	16,061	16,265
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(3)(7)	2,903	2,767
		102,243

Consumer Discretionary—1.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,965	2,932
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(3)	3,465	3,577
Carnival Corp. 144A 7.625%, 3/1/26(3)	9,910	9,975
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	2,870	2,673
Gap, Inc. (The) 144A 3.625%, 10/1/29(3)	5,035	4,486
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	4,780	4,562
International Game Technology plc 144A 5.250%, 1/15/29(3)	840	838
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	6,195	5,947
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(3)	4,615	4,627
M/I Homes, Inc. 4.950%, 2/1/28	5,890	5,551
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	6,230	5,996
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	6,370	6,728
144A 4.625%, 6/15/25(3)	1,305	1,315
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(3)	3,385	3,525
144A 4.250%, 7/1/26(3)	340	316
	Par Value	Value

Consumer Discretionary—continued
144A 5.375%, 7/15/27(3)	$ 70	$ 67
144A 5.500%, 4/1/28(3)	295	281
Scientific Games International, Inc.
144A 5.000%, 10/15/25(3)	7,150	7,329
144A 8.250%, 3/15/26(3)	5,935	6,180
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	2,885	2,659
		79,564

Consumer Staples—0.9%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(3)	15,065	14,237
BAT Capital Corp.
4.700%, 4/2/27	11,000	11,282
2.259%, 3/25/28	5,870	5,267
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	6,625	6,592
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(3)	1,190	1,178
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(3)	2,980	2,614
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	6,360	6,169
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	6,175	5,624
		52,963

Energy—3.9%
Aker BP ASA 144A 2.875%, 1/15/26(3)	9,060	8,808
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	5,910	6,036
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	5,720	6,009
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	13,059
BP Capital Markets plc 4.875% (6)	8,705	8,727
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,306
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(3)	9,555	9,785
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	12,370	12,447
	Par Value	Value

Energy—continued
CrownRock LP
144A 5.625%, 10/15/25(3)	$ 5,855	$ 5,968
144A 5.000%, 5/1/29(3)	6,640	6,640
Energy Transfer LP 4.200%, 4/15/27	16,025	16,317
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	5,385	5,493
144A 6.500%, 7/1/27(3)	2,620	2,737
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(3)	4,285	4,163
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(3)	3,400	3,256
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	9,880	10,199
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	9,925	9,242
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(3)	6,145	6,145
NGPL PipeCo LLC 144A 4.875%, 8/15/27(3)	7,945	8,246
Occidental Petroleum Corp.
5.875%, 9/1/25	6,480	6,883
5.500%, 12/1/25	3,620	3,809
Pertamina Persero PT 144A 4.300%, 5/20/23(3)	6,940	7,027
Petrobras Global Finance B.V. 7.375%, 1/17/27	1,645	1,825
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	632
Petroleos Mexicanos
4.625%, 9/21/23(7)	15,765	15,942
6.500%, 3/13/27	15,165	15,400
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(3)	175	175
Saudi Arabian Oil Co. 90349GAN5 144A 2.875%, 4/16/24(3)	12,700	12,654
Southwestern Energy Co. 5.375%, 2/1/29	4,740	4,799
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,729
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	$ 2,398	$ 2,296
Transocean, Inc. 144A 11.500%, 1/30/27(3)	655	676
USA Compression Partners LP 6.875%, 4/1/26	6,910	6,972
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	7,160	6,960
		239,362

Financials—7.7%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,818
3.000%, 10/29/28	695	641
Athene Global Funding 144A 2.450%, 8/20/27(3)	14,530	13,579
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	14,459
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)(7)	6,162	6,217
Banco do Brasil S.A. 144A 3.250%, 9/30/26(3)	3,800	3,658
Banco Mercantil del Norte S.A. 144A 5.875% (3)(6)	15,795	14,610
Banco Santander Chile 144A 2.700%, 1/10/25(3)	5,550	5,428
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(3)	9,510	9,924
Bank of America Corp.
1.734%, 7/22/27	19,345	17,965
2.551%, 2/4/28	6,080	5,809
(3 month LIBOR + 0.770%) 1.085%, 2/5/26(4)	11,312	11,255
Blackstone Private Credit Fund
144A 2.625%, 12/15/26(3)	6,735	6,061
144A 4.000%, 1/15/29(3)	3,345	3,097
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	9,530
	Par Value	Value

Financials—continued
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	$ 755	$ 766
Charles Schwab Corp. (The)
Series G 5.375%(6)	4,332	4,462
Series H 4.000%(6)	8,541	7,671
Citadel LP 144A 4.875%, 1/15/27(3)(7)	6,370	6,285
Citigroup, Inc.
3.200%, 10/21/26	24,642	24,448
(SOFR + 1.280%) 1.484%, 2/24/28(4)	8,147	8,171
Coinbase Global, Inc. 144A 3.375%, 10/1/28(3)	7,450	6,582
Danske Bank A/S
144A 3.773%, 3/28/25(3)	6,075	6,089
144A 1.621%, 9/11/26(3)	1,935	1,789
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	17,515	17,396
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	2,338	2,311
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	15,930	15,418
F&G Global Funding 144A 1.750%, 6/30/26(3)	13,125	12,199
Fund of National Welfare Samruk-Kazyna JSC 144A 2.000%, 10/28/26(3)	5,575	4,835
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	24,904
3.850%, 1/26/27	21,430	21,622
Icahn Enterprises LP
4.750%, 9/15/24	12,395	12,451
6.250%, 5/15/26	10,030	10,231
JPMorgan Chase & Co.
1.578%, 4/22/27	19,090	17,780
(SOFR + 1.180%) 1.394%, 2/24/28(4)	13,015	13,007
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	13,000	12,459
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	9,755	9,194
	Par Value	Value

Financials—continued
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	$ 12,860	$ 10,208
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,058
Morgan Stanley 2.475%, 1/21/28	10,911	10,402
Navient Corp. 5.875%, 10/25/24	8,642	8,816
OneMain Finance Corp.
6.875%, 3/15/25	8,580	9,022
7.125%, 3/15/26	2,695	2,881
OWL Rock Core Income Corp. 144A 5.500%, 3/21/25(3)	4,304	4,293
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	13,860
Santander Holdings USA, Inc. 3.244%, 10/5/26	13,830	13,481
Spirit Realty LP 4.450%, 9/15/26	6,686	6,888
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	6,360	6,207
Wells Fargo & Co. 4.100%, 6/3/26	14,875	15,249
		474,486

Health Care—1.9%
180 Medical, Inc. 144A 3.875%, 10/15/29(3)	200	189
Amgen, Inc. 3.000%, 2/22/29	10,424	10,233
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(3)(7)	3,735	3,725
Baxter International, Inc.
144A 1.915%, 2/1/27(3)	9,742	9,104
144A 2.272%, 12/1/28(3)	9,739	9,022
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	8,928	8,784
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	8,250	7,982
Community Health Systems, Inc.
144A 6.125%, 4/1/30(3)	6,295	5,857
144A 5.250%, 5/15/30(3)	3,055	2,932
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)	$ 5,270	$ 5,445
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	975	999
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,529
1.750%, 9/2/27	11,909	10,808
Tenet Healthcare Corp.
4.625%, 7/15/24	1,792	1,800
144A 4.875%, 1/1/26(3)	4,380	4,418
144A 5.125%, 11/1/27(3)	2,750	2,763
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	820
3.150%, 10/1/26	6,295	5,700
4.750%, 5/9/27	1,270	1,219
Universal Health Services, Inc. 144A 1.650%, 9/1/26(3)	16,145	14,810
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,790
Viatris, Inc.
2.300%, 6/22/27	9,355	8,515
144A 2.300%, 6/22/27(3)	— (8)	— (8)
		119,444

Industrials—1.0%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	7,985	8,079
American Airlines, Inc.
144A 5.500%, 4/20/26(3)	1,205	1,214
144A 5.750%, 4/20/29(3)	590	588
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	6,800	6,702
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	7,056	6,562
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,324
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	3,997	3,673
GFL Environmental, Inc. 144A 4.000%, 8/1/28(3)	7,235	6,656
	Par Value	Value

Industrials—continued
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	$ 16,510	$ 14,925
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	6,090	6,105
		58,828

Information Technology—1.7%
Block, Inc. 144A 2.750%, 6/1/26(3)	8,735	8,257
CDW LLC
2.670%, 12/1/26	6,466	6,094
3.276%, 12/1/28	6,466	6,090
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	1,435	1,424
144A 6.500%, 10/15/28(3)	2,155	2,141
Dell International LLC 4.900%, 10/1/26	6,420	6,734
Flex Ltd. 3.750%, 2/1/26	11,130	11,129
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(3)	1,120	1,079
Kyndryl Holdings, Inc.
144A 2.050%, 10/15/26(3)	6,681	5,965
144A 2.700%, 10/15/28(3)	6,580	5,693
Leidos, Inc. 3.625%, 5/15/25	10,350	10,348
Open Text Corp. 144A 3.875%, 2/15/28(3)	10,905	10,455
Oracle Corp. 2.300%, 3/25/28	6,450	5,891
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	12,305	11,383
TD SYNNEX Corp.
144A 1.750%, 8/9/26(3)	6,514	5,966
144A 2.375%, 8/9/28(3)	6,510	5,860
		104,509

Materials—1.9%
Anglo American Capital plc 144A 2.250%, 3/17/28(3)	12,820	11,708
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(3)	12,065	11,153
Avient Corp. 144A 5.750%, 5/15/25(3)	11,748	12,061
	Par Value	Value

Materials—continued
Celanese US Holdings LLC 3.500%, 5/8/24	$ 9,870	$ 9,895
Chemours Co. (The) 144A 5.750%, 11/15/28(3)(7)	7,105	6,903
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	2,585	2,714
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	2,795	2,369
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	14,745	13,787
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(3)	7,666	7,097
144A 1.832%, 10/15/27(3)	8,106	7,368
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	3,110	3,082
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	7,820	7,843
OCP S.A.
144A 5.625%, 4/25/24(3)	3,985	4,088
RegS 5.625%, 4/25/24(2)	2,800	2,873
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(3)	11,513	10,500
Suzano Austria GmbH 2.500%, 9/15/28	6,420	5,793
		119,234

Real Estate—1.3%
EPR Properties 4.950%, 4/15/28	9,545	9,549
GLP Capital LP
5.250%, 6/1/25	13,175	13,561
5.750%, 6/1/28	1,863	2,005
5.300%, 1/15/29	2,731	2,869
Office Properties Income Trust
4.000%, 7/15/22	7,345	7,360
2.650%, 6/15/26	5,087	4,652
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	11,082
Service Properties Trust
4.500%, 6/15/23	10,780	10,657
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—continued
4.350%, 10/1/24	$ 9,585	$ 9,226
Uniti Group LP 144A 7.875%, 2/15/25(3)	5,455	5,668
		76,629

Utilities—1.4%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	14,737
DPL, Inc. 4.125%, 7/1/25	1,591	1,580
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	11,970	11,536
Ferrellgas LP 144A 5.375%, 4/1/26(3)	6,570	6,204
NRG Energy, Inc. 144A 3.750%, 6/15/24(3)	14,667	14,610
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,954
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	12,520
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(3)	18,640	18,593
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(5)	5,925	—
		88,734

Total Corporate Bonds and Notes (Identified Cost $1,577,306)		1,515,996

Leveraged Loans—14.3%
Aerospace—1.2%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	1,721	1,703
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500% - 4.777%, 2/15/29(4)	2,660	2,630
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	7,345	7,430
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	11,159	10,991
	Par Value	Value

Aerospace—continued
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	$ 12,290	$ 12,672
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	7,781	7,670
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	8,790	9,109
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(4)	10,943	10,735
Tranche F (1 month LIBOR + 2.250%) 2.707%, 12/9/25(4)	6,464	6,351
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	1,950	1,924
		71,215

Chemicals—0.5%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(4)	13,379	13,127
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.105%, 10/1/25(4)	11,622	11,433
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.709%, 5/3/28(4)	7,001	6,870
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 4.813%, 9/22/28(4)	2,269	2,247
		33,677

Consumer Durables—0.3%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.756%, 2/11/28(4)	10,560	10,388
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	7,134	6,993
		17,381

	Par Value	Value

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%, 12/22/26(4)	$ 7,870	$ 7,313
Energy—0.3%
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(4)	9,475	9,397
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	8,464	8,387
Paragon Offshore Finance Co. (3 month PRIME + 3.250%) 3.250%, 7/16/21(1)(4)(5)	65	—
		17,784

Financial—0.7%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.125%) 3.582%, 11/3/23(4)	3,700	3,675
Tranche B-8 (1 month LIBOR + 3.500%) 3.707%, 12/23/26(4)	5,928	5,792
Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(4)	3,876	3,792
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(4)	8,206	8,103
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 6/15/25(4)	7,413	7,265
Citadel Securities LP 2021 (1 month Term SOFR + 2.500%) 2.927%, 2/2/28(4)	16,155	16,048
		44,675

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Food / Tobacco—1.0%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 2.207%, 3/11/25(4)	$ 1,909	$ 1,869
Tranche B-4 (1 month LIBOR + 1.750%) 2.207%, 1/15/27(4)	3,254	3,183
Tranche B-5 (1 month LIBOR + 2.500%) 2.957%, 4/6/28(4)	4,656	4,586
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.506%, 11/24/27(4)	6,661	6,582
CHG PPC Parent LLC (1 month LIBOR + 3.250%) 3.500%, 12/8/28(4)	7,100	6,923
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.707%, 1/29/27(4)	12,011	11,777
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	11,196	11,038
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	6,390	6,191
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(4)	9,424	9,176
		61,325

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 2.071%, 7/1/26(4)	8,651	8,518
BWay Holding Co. (3 month LIBOR + 3.250%) 3.481%, 4/3/24(4)	8,247	8,120
	Par Value	Value

Forest Prod / Containers—continued
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	$ 2,595	$ 2,489
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	8,305	8,085
		27,212

Gaming / Leisure—1.7%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(4)	16,873	16,768
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	5,998	5,856
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	1,572	1,526
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/26/29(4)	6,482	6,441
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.207%, 6/22/26(4)	12,796	12,651
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	9,452	9,222
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 3.207%, 3/13/28(4)	7,405	7,286
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/12/27(4)	6,469	6,331
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	2,779	2,758
	Par Value	Value

Gaming / Leisure—continued
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.934%, 11/1/26(4)	$ 2,544	$ 2,527
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 4/4/29(4)(9)	2,180	2,157
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.207%, 8/14/24(4)	4,145	4,127
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 3.256%, 7/21/26(4)	13,588	13,466
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.710%, 2/8/27(4)	3,126	3,080
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	11,260	11,133
		105,329

Health Care—1.0%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.000%, 1/4/26(4)	4,999	4,961
(1 month LIBOR + 2.750%) 3.500%, 1/4/26(4)	1,520	1,509
AthenaHealth Group, Inc. (1 month Term SOFR +3.500%) 4.000%, 2/15/29(4)	3,200	3,161
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.207%, 11/27/25(4)	1,396	1,382
(1 month LIBOR + 3.000%) 3.457%, 6/2/25(4)	3,987	3,951
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24(4)	$ 7,650	$ 7,599
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.981%, 8/1/27(4)	8,314	8,171
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 2.250%, 3/15/28(4)	9,375	9,270
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	4,820	4,769
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 3.947%, 3/5/26(4)	7,170	7,084
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(4)	2,150	2,132
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.460%, 3/6/25(4)	6,265	6,183
		60,172

Housing—0.8%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	9,384	9,297
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	6,199	6,117
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	9,938	9,844
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(4)(9)	11,885	11,654
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.019%, 6/2/28(4)	3,373	3,328
2022 (3 month Term SOFR + 3.500%) 4.000%, 6/2/28(4)	750	739
	Par Value	Value

Housing—continued
Standard Industries, Inc. (6 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	$ 9,863	$ 9,833
		50,812

Information Technology—0.9%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 3.500%, 9/19/24(4)	14,515	14,402
BMC Software 2021 (3 month LIBOR + 3.750%) 4.756%, 10/2/25(4)	6,303	6,259
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.250%) 3.256%, 9/21/28(4)	11,108	10,986
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	8,915	8,803
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(4)	355	352
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	13,964	13,837
		54,639

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	9,426	9,326
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.756%, 11/2/27(4)	7,747	7,694
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(4)	9,701	9,580
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	12,344	12,152
NCR Corp. (3 month LIBOR + 2.500%) 2.800%, 8/28/26(4)	7,877	7,763
	Par Value	Value

Manufacturing—continued
Ozark Holdings LLC 2020 (1 month LIBOR + 3.750%) 4.250%, 12/16/27(4)	$ 4,266	$ 4,213
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.271%, 2/23/29(4)	1,415	1,391
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.457%, 10/1/25(4)	5,921	5,839
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.354%, 3/28/25(4)	6,249	6,105
		64,063

Media / Telecom - Broadcasting—0.2%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.731%, 9/18/26(4)	10,956	10,904
Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.210%, 2/1/27(4)	9,237	9,149
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.647%, 7/17/25(4)	4,321	4,243
2018 (1 month LIBOR + 2.250%) 2.647%, 1/15/26(4)	3,890	3,832
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 0.000%, 8/2/27(4)(9)	4,275	4,265
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.647%, 1/31/29(4)	9,320	9,256
		30,745

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—0.3%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.799%, 8/21/26(4)	$ 6,308	$ 6,195
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 4.500%, 12/1/28(4)	9,651	9,626
		15,821

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(4)	9,326	9,067
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	3,784	3,533
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.207%, 3/1/27(4)	9,084	8,904
		21,504

Retail—0.3%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	6,332	6,189
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(4)	6,729	6,298
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	6,010	5,985
		18,472

	Par Value	Value

Service—2.0%
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	$ 2,622	$ 2,578
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.959%, 9/7/27(4)	9,702	9,582
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(4)	11,189	11,071
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(4)	1,385	1,371
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25(4)	8,261	8,220
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	5,301	5,253
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	1,007	998
Hoya Midco LLC 2022, First Lien (6 month Term SOFR + 3.250%) 3.750%, 2/2/29(4)	3,654	3,606
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(4)	12,713	12,542
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	7,834	7,768
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.460%, 1/21/28(4)	12,286	12,168
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	14,174	14,006
	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 4.207%, 9/3/26(4)	$ 12,808	$ 12,708
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.750%, 2/10/29(4)	5,330	5,257
Trans Union LLC
2021, Tranche B-6 (1 month LIBOR + 2.250%) 2.750%, 12/1/28(4)	2,084	2,066
Tranche B-5 (1 month LIBOR + 1.750%) 2.207%, 11/16/26(4)	7,742	7,620
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/31/28(4)	4,985	4,918
		121,732

Transportation - Automotive—0.1%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.707%, 4/30/26(4)	5,874	5,794
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(4)	1,799	1,778
		7,572

Utility—0.6%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.250%) 4.500%, 12/10/27(4)	4,049	3,985
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	13,836	13,572
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utility—continued
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 2.191% - 2.207%, 12/31/25(4)	$ 16,646	$ 16,461
		34,018

Total Leveraged Loans (Identified Cost $884,880)		876,365

	Shares
Preferred Stocks—0.2%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (10)	4,008
Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)	9,580 (10)	9,185
Total Preferred Stocks (Identified Cost $13,394)		13,193

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(11)	148,014	1,710
Total Common Stocks (Identified Cost $2,594)		1,710

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(11)	98,789	127
Total Rights (Identified Cost $84)		127

Total Long-Term Investments—97.3% (Identified Cost $6,181,283)		5,971,372

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(12)	148,485,030	$ 148,485
Total Short-Term Investment (Identified Cost $148,485)		148,485

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(12)(13)	6,572,028	6,572
Total Securities Lending Collateral (Identified Cost $6,572)		6,572

TOTAL INVESTMENTS—99.8% (Identified Cost $6,336,340)		$6,126,429
Other assets and liabilities, net—0.2%		12,847
NET ASSETS—100.0%		$6,139,276

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $3,980,663 or 64.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	All or a portion of security is on loan.
(8)	Amount is less than $500.
(9)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Canada	1
Mexico	1
Netherlands	1
United Kingdom	1
Indonesia	1
Saudi Arabia	1
Other	4
Total	100%
† % of total investments as of March 31, 2022.
As of March 31, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc. 0.000%, 2/15/29(1)	$542	$542	$536	$(6)

(1)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,567,186	$ —	$1,564,451	$ 2,735
Corporate Bonds and Notes	1,515,996	—	1,515,996	— (1)
Foreign Government Securities	196,838	—	196,838	—
Leveraged Loans	876,365	—	876,365	— (1)
Mortgage-Backed Securities	1,612,945	—	1,594,450	18,495
Municipal Bond	4,406	—	4,406	—
U.S. Government Securities	182,606	—	182,606	—
Equity Securities:
Preferred Stocks	13,193	—	13,193	—
Common Stocks	1,710	1,710	—	—
Rights	127	—	—	127
Securities Lending Collateral	6,572	6,572	—	—
Money Market Mutual Fund	148,485	148,485	—	—
Total Investments	$6,126,429	$156,767	$5,948,305	$21,357

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $5,717 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.1%
Communication Services—0.7%
iHeartCommunications, Inc.
6.375%, 5/1/26	$ 258	$ 265
8.375%, 5/1/27	467	483
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	50
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	539
		1,337

Consumer Discretionary—0.2%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	98
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	71
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	290
		459

Consumer Staples—0.0%
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Financials—0.5%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	218
Icahn Enterprises LP 4.750%, 9/15/24	550	552
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	216
		986

Health Care—0.2%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	85	79
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	10
144A 4.375%, 2/15/27(1)	260	251
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(1)	150	139
		479

Industrials—0.6%
American Airlines, Inc. 144A 5.500%, 4/20/26(1)	135	136
SRS Distribution, Inc. 144A 4.625%, 7/1/28(1)	275	263
	Par Value	Value

Industrials—continued
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	$ 435	$ 455
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	269
		1,123

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	207
Materials—0.4%
Ardagh Packaging Finance plc
144A 4.125%, 8/15/26(1)	590	568
144A 5.250%, 8/15/27(1)	200	185
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	100
		853

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	861
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(1)(2)	9,165	—
Total Corporate Bonds and Notes (Identified Cost $6,472)		6,310

Leveraged Loans—91.6%
Aerospace—4.3%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(3)	268	265
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500% - 4.777%, 2/15/29(3)	460	455
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	390	395
2017, Tranche B (6 month LIBOR + 2.000%) 2.840%, 12/15/23(3)	792	781
Brown Group Holding LLC (3 month LIBOR + 2.500%) 2.750%, 6/7/28(3)	1,311	1,292
Kestrel Bidco, Inc. (6 month LIBOR + 3.000%) 4.000%, 12/11/26(3)	824	792
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(3)	$ 808	$ 796
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(3)	70	69
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	1,075	1,114
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.707%, 12/9/25(3)	2,205	2,167
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	822	811
		8,937

Chemicals—4.2%
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 3.750%) 4.500%, 11/24/27(3)	540	532
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.756%, 12/29/27(3)	777	754
Diamond BC B.V. Tranche B (1 month LIBOR + 2.750%) 3.250%, 9/29/28(3)	1,132	1,108
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 4.750%, 7/3/28(3)	750	730
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(3)	2,560	2,512
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.207%, 2/5/27(3)	853	847
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.209% - 4.000%, 10/1/25(3)	1,802	1,773
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 4.813%, 9/22/28(3)	369	365
		8,621

See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Durables—1.4%
Plantronics, Inc. Tranche B (3 month LIBOR + 2.500%) 2.957%, 7/2/25(3)	$ 918	$ 909
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(3)	373	366
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 11/8/23(3)	668	400
Zodiac Pool Solutions LLC Tranche B (1 month Term SOFR + 2.000%) 2.500%, 1/29/29(3)	1,227	1,216
		2,891

Consumer Non-Durables—1.7%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(3)	740	718
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%, 12/22/26(3)	1,140	1,059
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 0.000%, 6/30/24(3)(4)	1,055	1,042
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(3)	659	626
		3,445

Energy—2.9%
Citgo Holding, Inc. (1 month LIBOR + 7.000%) 8.000%, 8/1/23(3)	307	303
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.250%, 3/28/24(3)	667	663
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(3)	1,080	1,071
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.506%, 6/17/27(3)	826	809
	Par Value	Value

Energy—continued
Lucid Energy Group II Borrower LLC First Lien (3 month LIBOR + 4.250%) 0.000%, 11/24/28(3)(4)	$ 848	$ 840
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(3)	848	838
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(3)	728	722
Paragon Offshore Finance Co. (3 month PRIME + 3.250%) 3.250%, 7/16/21(2)(3)(5)	11	—
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(3)	834	829
		6,075

Financial—3.7%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/15/27(3)	1,243	1,223
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.707%, 1/31/28(3)	425	416
Tranche B-4 (1 month LIBOR + 5.250%) 5.707%, 1/20/29(3)	420	410
Tranche B-8 (1 month LIBOR + 3.500%) 3.707%, 12/23/26(3)	932	910
Tranche B-9 (1 month LIBOR + 3.250%) 3.707%, 7/31/27(3)	757	741
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 6/15/25(3)	1,154	1,131
Citadel Securities LP 2021 (1 month Term SOFR + 2.500%) 2.927%, 2/2/28(3)	1,524	1,514
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(3)	1,184	1,177
		7,522

	Par Value	Value

Food / Tobacco—3.5%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 2.957%, 4/6/28(3)	$ 960	$ 946
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.506%, 11/24/27(3)	612	605
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.707%, 1/29/27(3)	929	910
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.145%, 5/23/25(3)	1,572	1,511
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(3)	1,366	1,324
Sigma Bidco B.V. Tranche B-2 (6 month LIBOR + 3.000%) 3.345%, 7/2/25(3)	1,346	1,219
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(3)	680	662
		7,177

Forest Prod / Containers—4.2%
Anchor Glass Container Corp.
2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(3)	717	607
2020 (3 month LIBOR + 5.000%) 6.006%, 12/7/23(3)	383	321
Berlin Packaging LLC Tranche B-5 (1 month LIBOR + 3.750%) 4.250%, 3/13/28(3)	1,047	1,036
BWay Holding Co. (3 month LIBOR + 3.250%) 3.481%, 4/3/24(3)	1,562	1,538
Clydesdale Acquisition Holdings, Inc. (3 month LIBOR + 4.250%) 0.000%, 3/30/29(3)(4)	590	580
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(3)	1,203	1,092
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25(3)	1,127	1,081
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(3)	$ 1,034	$ 1,007
Trident TPI Holdings, Inc.
Tranche B-1 (3 month LIBOR + 3.250%) 4.256%, 10/17/24(3)	1,034	1,021
Tranche B-3 (1 month LIBOR + 4.000%) 4.500%, 9/15/28(3)	353	348
Tranche B-3 (3 month LIBOR + 4.000%) 4.500%, 9/15/28(3)	32	31
		8,662

Gaming / Leisure—6.4%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(3)	1,979	1,966
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(3)	785	766
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(3)	611	594
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 8.250%, 5/1/28(3)	174	174
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/26/29(3)	1,117	1,110
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(3)	886	876
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(3)	30	32
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(3)	2,231	2,176
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/12/27(3)	1,089	1,066
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(3)	308	306
	Par Value	Value

Gaming / Leisure—continued
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.934%, 11/1/26(3)	$ 264	$ 263
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 4/4/29(3)(4)	280	277
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.207%, 8/14/24(3)	1,969	1,960
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(3)	1,641	1,623
		13,189

Health Care—12.4%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.000%, 1/4/26(3)	164	163
(1 month LIBOR + 2.750%) 3.500%, 1/4/26(3)	268	267
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(3)	434	426
AthenaHealth Group, Inc. (1 month Term SOFR +3.500%) 4.000%, 2/15/29(3)	522	516
Azalea Topco, Inc. First Lien (3 month LIBOR + 3.500%) 3.799%, 7/24/26(3)	600	591
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(3)	387	383
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.207%, 11/27/25(3)	387	383
(1 month LIBOR + 3.000%) 3.457%, 6/2/25(3)	1,026	1,016
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 0.000%, 3/1/24(3)(4)	1,050	1,043
Endo Luxembourg Finance Co. I S.a.r.l 2021 (1 month LIBOR + 5.000%) 5.750%, 3/27/28(3)	531	496
	Par Value	Value

Health Care—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.207%, 10/10/25(3)	$ 1,174	$ 777
eResearchTechnology, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 2/4/27(3)	929	924
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(3)	1,077	1,074
Heartland Dental LLC
(1 month LIBOR + 3.500%) 3.957%, 4/30/25(3)	761	751
2021 (1 month LIBOR + 4.000%) 4.447%, 4/30/25(3)	293	290
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(3)	512	509
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(3)	1,337	1,328
LSCS Holdings, Inc. (1 month LIBOR + 4.500%) 5.000%, 12/16/28(3)	963	950
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(3)	835	826
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(3)	1,424	1,317
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.756%, 11/30/27(3)	1,121	1,114
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.207%, 2/14/25(3)	1,519	1,498
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.459%, 3/5/26(3)	301	298
Tranche B-3 (1 month LIBOR + 3.500%) 3.947%, 3/5/26(3)	1,009	997
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(3)	480	476
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.209%, 6/22/26(3)	$ 645	$ 635
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 4.006%, 11/18/27(3)	705	690
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.460%, 3/6/25(3)	633	624
Southern Veterinary Partners LLC First Lien (6 month LIBOR + 4.000%) 5.000%, 10/5/27(3)	1,242	1,231
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.756%, 10/1/26(3)	530	526
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(3)	1,471	1,458
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 6.250%, 3/2/27(3)	401	381
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 4.677%, 11/20/26(3)	264	262
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.207%, 7/2/25(3)	1,408	1,322
		25,542

Housing—3.1%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.209%, 1/15/27(3)	1,280	1,262
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(3)	918	905
CPG International LLC (3 month LIBOR + 2.500%) 0.000%, 5/6/24(3)(4)	1,000	991
Icebox Holdco III, Inc. (3 month LIBOR + 3.750%) 4.756%, 12/22/28(3)	183	180
LBM Acquisition LLC First Lien (1 month LIBOR + 3.750%) 4.500%, 12/17/27(3)	1,077	1,049
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(3)(4)	$ 1,430	$ 1,402
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.019%, 6/2/28(3)	552	545
2022 (3 month Term SOFR + 3.500%) 4.000%, 6/2/28(3)	75	74
		6,408

Information Technology—11.3%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 0.000%, 9/19/24(3)(4)	1,507	1,496
Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(3)	747	742
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.733%, 2/12/25(3)	629	626
BMC Software
2021 (3 month LIBOR + 3.750%) 4.756%, 10/2/25(3)	1,818	1,806
Second Lien (1 month LIBOR + 5.500%) 6.000%, 2/27/26(3)	365	361
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.250%) 3.256%, 9/21/28(3)	1,117	1,105
ConnectWise LLC (1 month LIBOR + 3.500%) 4.000%, 9/29/28(3)	843	836
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(3)	975	966
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750% - 4.983%, 12/1/27(3)	703	701
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(3)	1,190	1,182
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28(3)	834	819
Second Lien (3 month LIBOR + 7.000%) 7.508%, 3/2/29(3)	290	285
	Par Value	Value

Information Technology—continued
Ion Trading Finance Ltd. (1 month LIBOR + 4.750%) 5.207%, 4/1/28(3)	$ 213	$ 211
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(3)	524	519
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(3)	599	592
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.758%, 8/31/28(3)	1,172	1,158
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.250%) 4.750%, 2/1/29(3)	705	693
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(3)	1,428	1,410
Rocket Software, Inc. 2021 (1 month LIBOR + 4.250%) 4.750%, 11/28/25(3)	1,142	1,125
Sophia LP
Tranche B (3 month LIBOR + 3.250%) 3.474%, 10/7/27(3)	973	962
Tranche B (3 month LIBOR + 4.250%) 0.000%, 10/7/27(3)(4)	360	356
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(3)	733	724
Uber Technologies, Inc. 2021 (1 month LIBOR + 3.500%) 3.957%, 2/25/27(3)	1,542	1,534
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(3)	55	55
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(3)	2,068	2,049
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(3)	— (6)	— (6)
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.991%, 3/2/27(3)	1,039	1,012
		23,325

See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—7.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(3)	$ 977	$ 966
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.756%, 7/27/28(3)	620	615
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(3)	955	941
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/25/29(3)	400	394
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.756%, 11/2/27(3)	889	883
Circor International, Inc. (1 month LIBOR + 4.500%) 5.000%, 12/20/28(3)	1,060	1,030
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.209%, 3/31/25(3)	1,478	1,455
2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(3)	358	354
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(3)	1,553	1,529
NCR Corp. (3 month LIBOR + 2.500%) 2.800%, 8/28/26(3)	1,390	1,370
Ozark Holdings LLC 2020 (1 month LIBOR + 3.750%) 4.250%, 12/16/27(3)	152	150
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.271%, 2/23/29(3)	730	718
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 5.250%, 3/17/27(3)	943	931
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.457%, 10/1/25(3)	1,256	1,238
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.354%, 3/28/25(3)	1,072	1,047
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(3)	770	745
		14,366

	Par Value	Value

Media / Telecom - Broadcasting—1.1%
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.457%, 5/1/26(3)	$ 1,264	$ 1,255
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.731%, 9/18/26(3)	1,119	1,113
		2,368

Media / Telecom - Cable/Wireless Video—1.4%
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 2.647%, 7/17/25(3)	1,576	1,548
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27(3)	743	741
Virgin Media Bristol LLC Tranche N (3 month LIBOR + 2.500%) 2.897%, 1/31/28(3)	620	611
		2,900

Media / Telecom - Diversified Media—2.5%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(3)(4)	1,044	1,013
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.799%, 8/21/26(3)	852	837
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 4.500%, 12/1/28(3)	963	960
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(3)	1,298	1,283
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.960% - 3.210%, 5/18/25(3)	1,144	1,123
		5,216

Media / Telecom - Telecommunications—2.9%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(3)	884	859
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(3)	646	603
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.207%, 3/1/27(3)	$ 1,324	$ 1,298
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 3.049%, 7/31/25(3)	968	944
Tranche B-12 (3 month LIBOR + 3.688%) 3.927%, 1/31/26(3)	529	516
Tranche B-13 (3 month LIBOR + 4.000%) 4.506%, 8/14/26(3)	629	617
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.506%, 11/1/24(3)	389	370
West Corp.
Tranche B (3 month LIBOR + 3.500%) 4.500% - 5.000%, 10/10/24(3)	435	396
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24(3)	395	356
		5,959

Metals / Minerals—0.2%
Covia Holdings LLC (3 month LIBOR + 4.000%) 5.000%, 7/31/26(3)	491	481
Retail—2.7%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(3)	1,027	1,020
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.500%, 3/6/28(3)	1,501	1,494
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(3)	1,158	1,132
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/14/25(3)	514	323
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(3)	789	739
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(3)	389	387
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(3)	$ 576	$ 556
		5,651

Service—10.1%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(3)	746	739
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(3)	1,137	1,118
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 4.250%, 5/12/28(3)	567	558
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(3)	1,041	999
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.500%) 4.250%, 3/31/28(3)	670	662
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(3)	1,409	1,394
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(3)	135	134
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(3)	336	332
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.710%, 10/30/26(3)	740	730
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(3)	1,262	1,231
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(3)	468	464
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(3)	89	88
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(3)	1,541	1,520
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(3)	1,225	1,215
	Par Value	Value

Service—continued
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.460%, 1/21/28(3)	$ 941	$ 932
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(3)	1,477	1,459
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.459%, 12/31/25(3)	2,069	2,046
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.750%, 2/10/29(3)	2,115	2,086
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(3)	732	723
TTF Holdings LLC (1 month LIBOR + 4.250%) 5.250%, 3/31/28(3)	490	488
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.250%, 12/21/27(3)	1,029	1,019
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/31/28(3)	797	786
		20,723

Transportation - Automotive—2.0%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.707%, 4/30/26(3)	812	801
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(3)	944	871
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.756%, 10/4/28(3)	105	103
First Lien (3 month LIBOR + 3.750%) 4.717%, 10/4/28(3)	545	533
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(3)	968	960
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(3)	791	782
		4,050

	Par Value	Value

Transportation - Land Transportation—0.2%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(3)	$ 373	$ 371
Utility—2.4%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(3)	501	494
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(3)	1,898	1,861
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.457%, 1/15/25(3)	642	630
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.457%, 8/12/26(3)	441	434
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 2/23/29(3)	289	288
Tranche C (3 month LIBOR + 5.000%) 6.006%, 2/23/29(3)	36	35
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(3)	1,298	1,169
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(3)	73	66
		4,977

Total Leveraged Loans (Identified Cost $191,886)		188,856

	Shares
Common Stocks—1.1%
Communication Services—0.1%
iHeartMedia, Inc. Class A(7)	11,099	210
Consumer Discretionary—0.5%
Libbey Glass, Inc.	40,573	480
NMG Parent LLC(7)	3,033	507
		987

Energy—0.2%
QuarterNorth Energy Holding, Inc.(7)	3,207	433
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Materials—0.3%
Covia Holdings LLC	48,743	$ 597
Total Common Stocks (Identified Cost $1,035)		2,227

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(2)(7)	152,810	197
Total Rights (Identified Cost $130)		197

Total Long-Term Investments—95.9% (Identified Cost $199,523)		197,590

Short-Term Investment—8.0%
Money Market Mutual Fund—8.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(8)	16,570,831	16,571
Total Short-Term Investment (Identified Cost $16,571)		16,571

TOTAL INVESTMENTS—103.9% (Identified Cost $216,094)		$214,161
Other assets and liabilities, net—(3.9)%		(8,087)
NET ASSETS—100.0%		$206,074
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $4,149 or 2.0% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Amount is less than $500.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	93%
Canada	2
Netherlands	1
France	1
Panama	1
Singapore	1
Luxembourg	1
Total	100%
† % of total investments as of March 31, 2022.
As of March 31, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc. 0.000%, 2/15/29(1)	$ 88	$ 88	$ 87	$ (1)
Icebox Holdco III, Inc., (3 month LIBOR + 0.500%) 0.500%, 12/22/28	38	38	37	(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	76	76	74	(2)
Trident TPI Holdings, Inc., (3 month LIBOR + 4.000%) 4.500%, 9/15/28	19	19	19	— (2)
Total	$221	$221	$217	$ (4)

(1)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(2)	Amount is less than $500.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 6,310	$ —	$ 6,310	$ —(1)
Leveraged Loans	188,856	—	188,856	— (1)
Equity Securities:
Rights	197	—	—	197
Common Stocks	2,227	210	2,017	—
Money Market Mutual Fund	16,571	16,571	—	—
Total Investments	$214,161	$16,781	$197,183	$197

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $987 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31,2022.
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.6%
Alabama—1.0%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 933
Arizona—5.4%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,111
5.000%, 7/1/37	360	400
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	554
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	609
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,155
5.000%, 8/1/25	1,000	1,035
		4,864

Arkansas—0.6%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	565
California—2.8%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.500%, 6/1/23	225	232
4.500%, 6/1/24	150	158
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	292
California State Municipal Finance Authority, Community Medical Centers, (Pre-Refunded 2/1/25 @ 100) 5.000%, 2/1/27	400	433
	Par Value	Value

California—continued
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, (Pre-Refunded 6/1/22 @ 100) 5.000%, 6/1/47	$ 145	$ 146
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	616
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	470
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	189
		2,536

Colorado—6.0%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	440
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	970	1,014
6.250%, 11/15/28	2,250	2,607
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,340
		5,401

Connecticut—3.1%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	390	388
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	760
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	200	188
	Par Value	Value

Connecticut—continued
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	$ 750	$ 857
Special Tax Revenue, 3.125%, 5/1/40	610	584
		2,777

District of Columbia—5.3%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	4,030	4,808
Florida—13.9%
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,129
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	331
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	246
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	4,671
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	336
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	42
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	215
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,854
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,149
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	825
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Florida—continued
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	$ 500	$ 545
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	250	296
		12,639

Georgia—0.7%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	598
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	267
Illinois—12.7%
Chicago, City of,
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	510
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	553
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	568
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	402
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,182
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	500	430
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,106
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	815
5.000%, 2/1/26	1,490	1,571
5.000%, 2/1/27	1,250	1,370
	Par Value	Value

Illinois—continued
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	$1,000	$ 878
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	491
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,681
		11,557

Indiana—3.1%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	818
Parkview Health System, 5.000%, 11/1/43	1,700	1,954
		2,772

Maine—2.7%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,036
5.000%, 7/1/29	580	600
5.000%, 7/1/30	770	796
		2,432

Maryland—2.3%
Maryland Community Development Administration, Revenue,
1.250%, 3/1/30	200	179
1.950%, 9/1/41	500	407
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	865
5.000%, 5/15/42	600	677
		2,128

Massachusetts—1.1%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	427
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	555
		982

	Par Value	Value

Michigan—2.6%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	$1,250	$ 1,328
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	545
4.000%, 10/15/36	500	529
		2,402

Mississippi—1.2%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,084
New Jersey—1.8%
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	258
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	245	267
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	278
5.000%, 6/1/32	250	278
5.000%, 6/1/33	250	277
5.000%, 6/1/34	250	277
		1,635

New York—3.3%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	565
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	198
New York City Housing Development Corp., Sustainable Development Bonds Revenue, (FHA 542(C) Insured) 2.400%, 11/1/46	750	585
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	236
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

New York—continued
(AGM Insured) 3.000%, 1/1/37	$ 100	$ 93
(AGM Insured) 3.000%, 1/1/46	750	659
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	165
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	313
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	208
		3,022

Ohio—2.5%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	502
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,272
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	491
		2,265

Oregon—2.7%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	300	311
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,212
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	902
		2,425

Pennsylvania—3.7%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	270
	Par Value	Value

Pennsylvania—continued
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	$ 250	$ 282
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,421
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	339
		3,312

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	312
Tennessee—2.4%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,069
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,145
		2,214

Texas—14.7%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, 4.000%, 1/1/38	750	796
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,094
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,122
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,626
	Par Value	Value

Texas—continued
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	$ 460	$ 466
(AGM Insured) 5.000%, 9/1/25	1,015	1,031
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,075	1,179
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 1.235%, 9/15/27(2)	2,160	2,146
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,202
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	667
		13,329

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	330
Virginia—0.2%
Virginia College Building Authority, Marymount University Revenue, 144A 5.000%, 7/1/22(3)	195	196
West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	311
Wisconsin—1.5%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,102
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Wisconsin—continued
Waste Management, Inc. Revenue, 2.875%, 5/1/27	$ 250	$ 251
		1,353

Total Municipal Bonds (Identified Cost $87,056)		89,449

	Shares
Exchange-Traded Fund—0.6%
VanEck High Yield Muni ETF(4)	9,000	516
Total Exchange-Traded Fund (Identified Cost $557)		516

Total Long-Term Investments—99.2% (Identified Cost $87,613)		89,965

TOTAL INVESTMENTS—99.2% (Identified Cost $87,613)		$89,965
Other assets and liabilities, net—0.8%		752
NET ASSETS—100.0%		$90,717
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At March 31, 2022, 18.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $509 or 0.6% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$89,449	$ —	$89,449
Exchange-Traded Fund	516	516	—
Total Investments	$89,965	$516	$89,449
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$ 126,226	$ 54,114	$ 710,151	$ 269,468
Cash	618	106	144	210
Receivables
Investment securities sold	1,455	351	2,192	5,682
Fund shares sold	1,124	11	493	327
Dividends and interest	661	797	1,966	2,267
Securities lending income	— (a)	2	— (a)	3
Prepaid Trustees’ retainer	1	1	10	3
Prepaid expenses	22	21	48	29
Other assets	13	5	73	28
Total assets	130,120	55,408	715,077	278,017
Liabilities
Payables
Fund shares repurchased	153	75	2,896	568
Investment securities purchased	1,790	25	2,993	3,266
Collateral on securities loaned	—	1,945	363	3,671
Dividend distributions	7	23	105	193
Investment advisory fees	26	13	162	106
Distribution and service fees	8	10	35	30
Administration and accounting fees	11	5	61	23
Transfer agent and sub-transfer agent fees and expenses	18	14	84	48
Professional fees	20	21	20	25
Trustee deferred compensation plan	13	5	73	27
Interest expense and/or commitment fees	— (a)	— (a)	—	— (a)
Other accrued expenses	12	15	26	19
Unrealized depreciation on unfunded loan commitments(b)	—	—	—	2
Total liabilities	2,058	2,151	6,818	7,978
Net Assets	$ 128,062	$ 53,257	$ 708,259	$ 270,039
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 67	$ —
Capital paid in on shares of beneficial interest	132,224	58,571	733,990	294,709
Accumulated earnings (loss)	(4,162)	(5,314)	(25,798)	(24,670)
Net Assets	$ 128,062	$ 53,257	$ 708,259	$ 270,039
Net Assets:
Class A	$ 30,446	$ 42,676	$ 92,482	$ 71,191
Class C	$ 2,042	$ 1,266	$ 16,421	$ 17,097
Class I	$ 93,990	$ 7,051	$ 568,024	$ 176,014
Class R6	$ 1,584	$ 2,264	$ 31,332	$ 5,737
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	2,776,243	10,559,401	8,776,970	7,290,328
Class C	190,723	318,801	1,558,368	1,731,045
Class I	8,431,325	1,741,842	53,917,932	18,065,862
Class R6	142,042	559,747	2,971,304	585,354
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.97	$ 4.04	$ 10.54	$ 9.77
Class C	$ 10.71	$ 3.97	$ 10.54	$ 9.88
Class I	$ 11.15	$ 4.05	$ 10.53	$ 9.74
Class R6	$ 11.15	$ 4.04	$ 10.54	$ 9.80
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.40	$ 4.20	$ 10.78	$ 10.15
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$ 130,317	$ 55,890	$ 733,569	$ 281,575
(2) Market value of securities on loan	$ —	$ 1,863	$ 355	$ 3,533
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
(b)	See Schedule of Investments for schedule of unfunded loan commitments.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 6,126,429	$ 214,161	$ 89,965
Cash	5,740	314	29
Receivables
Investment securities sold	59,778	5,665	—
Fund shares sold	8,165	692	31
Dividends and interest	25,706	551	1,156
Securities lending income	3	—	—
Prepaid Trustees’ retainer	77	2	1
Prepaid expenses	59	39	15
Other assets	622	20	9
Total assets	6,226,579	221,444	91,206
Liabilities
Payables
Fund shares repurchased	9,664	260	377
Investment securities purchased	64,902	14,772	—
Collateral on securities loaned	6,572	—	—
Dividend distributions	1,327	129	20
Investment advisory fees	2,223	66	22
Distribution and service fees	337	20	10
Administration and accounting fees	512	17	8
Transfer agent and sub-transfer agent fees and expenses	954	31	16
Professional fees	50	—	18
Trustee deferred compensation plan	622	20	9
Interest expense and/or commitment fees	3	43	— (a)
Other accrued expenses	131	8	9
Unrealized depreciation on unfunded loan commitments(b)	6	4	—
Total liabilities	87,303	15,370	489
Net Assets	$ 6,139,276	$ 206,074	$ 90,717
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 9
Capital paid in on shares of beneficial interest	6,515,616	276,761	88,449
Accumulated earnings (loss)	(376,340)	(70,687)	2,259
Net Assets	$ 6,139,276	$ 206,074	$ 90,717
Net Assets:
Class A	$ 871,093	$ 60,374	$ 34,031
Class C	$ 226,060	$ 8,262	$ 2,944
Class C1	$ 59,955	$ —	$ —
Class I	$ 4,953,309	$ 136,059	$ 53,742
Class R6	$ 28,859	$ 1,379	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	191,110,833	6,805,263	3,201,526
Class C	48,885,049	930,476	277,022
Class C1	12,997,135	—	—
Class I	1,084,959,650	15,359,597	5,056,217
Class R6	6,306,430	155,800	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.56	$ 8.87	$ 10.63
Class C	$ 4.62	$ 8.88	$ 10.63
Class C1	$ 4.61	$ —	$ —
Class I	$ 4.57	$ 8.86	$ 10.63
Class R6	$ 4.58	$ 8.86	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 4.66	$ 9.12	$ 10.93
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$ 6,336,340	$ 216,094	$ 87,613
(2) Market value of securities on loan	$ 6,348	$ —	$ —
(3) Newfleet Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
(b)	See Schedule of Investments for schedule of unfunded loan commitments.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$ 5	$ —(1)	$ 16	$ 58
Interest	1,619	1,621	7,616	6,934
Securities lending, net of fees	3	10	10	34
Total investment income	1,627	1,631	7,642	7,026
Expenses
Investment advisory fees	253	155	1,544	831
Distribution and service fees, Class A	41	56	124	95
Distribution and service fees, Class C	12	7	86	92
Administration and accounting fees	59	31	381	152
Transfer agent fees and expenses	26	17	159	64
Sub-transfer agent fees and expenses, Class A	9	9	21	24
Sub-transfer agent fees and expenses, Class C	1	1	7	7
Sub-transfer agent fees and expenses, Class I	25	5	178	76
Custodian fees	1	— (1)	2	2
Printing fees and expenses	4	3	17	9
Professional fees	16	16	18	21
Interest expense and/or commitment fees	— (1)	— (1)	3	2
Registration fees	23	23	44	36
Trustees’ fees and expenses	3	1	17	8
Miscellaneous expenses	15	19	29	20
Total expenses	488	343	2,630	1,439
Less net expenses reimbursed and/or waived by investment adviser(2)	(126)	(71)	(498)	(136)
Less low balance account fees	—	—	— (1)	—
Net expenses	362	272	2,132	1,303
Net investment income (loss)	1,265	1,359	5,510	5,723
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	193	182	(1,060)	(1,276)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,039)	(3,440)	(28,595)	(16,018)
Net realized and unrealized gain (loss) on investments	(6,846)	(3,258)	(29,655)	(17,294)
Net increase (decrease) in net assets resulting from operations	$(5,581)	$(1,899)	$(24,145)	$(11,571)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Investment Income
Dividends	$ 234	$ 2	$ 21
Interest	88,071	4,215	1,385
Securities lending, net of fees	164	—	—
Total investment income	88,469	4,217	1,406
Expenses
Investment advisory fees	15,145	453	222
Distribution and service fees, Class A	1,159	87	45
Distribution and service fees, Class C	618	43	17
Distribution and service fees, Class C1	329	—	—
Administration and accounting fees	3,133	102	52
Transfer agent fees and expenses	1,316	42	21
Sub-transfer agent fees and expenses, Class A	311	19	10
Sub-transfer agent fees and expenses, Class C	98	3	1
Sub-transfer agent fees and expenses, Class C1	23	—	—
Sub-transfer agent fees and expenses, Class I	1,696	37	23
Custodian fees	8	1	— (1)
Printing fees and expenses	152	6	4
Professional fees	53	19	14
Interest expense and/or commitment fees	19	105	— (1)
Registration fees	83	33	19
Trustees’ fees and expenses	148	5	2
Miscellaneous expenses	179	18	8
Total expenses	24,470	973	438
Less net expenses reimbursed and/or waived by investment adviser(2)	(1,024)	(44)	(86)
Net expenses	23,446	929	352
Net investment income (loss)	65,023	3,288	1,054
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(12,531)	(1,005)	21
Net change in unrealized appreciation (depreciation) on:
Investments	(261,155)	(2,014)	(6,094)
Net realized and unrealized gain (loss) on investments	(273,686)	(3,019)	(6,073)
Net increase (decrease) in net assets resulting from operations	$(208,663)	$ 269	$(5,019)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,265	$ 2,493	$ 1,359	$ 2,871
Net realized gain (loss)	193	1,697	182	1,213
Net change in unrealized appreciation (depreciation)	(7,039)	(2,115)	(3,440)	2,872
Increase (decrease) in net assets resulting from operations	(5,581)	2,075	(1,899)	6,956
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(843)	(766)	(1,069)	(2,257)
Class C	(55)	(48)	(28)	(77)
Class I	(1,878)	(1,647)	(196)	(428)
Class R6	(35)	(27)	(57)	(89)
Total dividends and distributions to shareholders	(2,811)	(2,488)	(1,350)	(2,851)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,691)	(2,848)	(1,884)	(1,306)
Class C	(402)	(2,051)	(115)	(1,249)
Class I	29,073	7,692	(805)	(1,652)
Class R6	471	96	463	697
Increase (decrease) in net assets from capital transactions	27,451	2,889	(2,341)	(3,510)
Net increase (decrease) in net assets	19,059	2,476	(5,590)	595
Net Assets
Beginning of period	109,003	106,527	58,847	58,252
End of Period	$ 128,062	$ 109,003	$ 53,257	$ 58,847
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,510	$ 10,172	$ 5,723	$ 13,582
Net realized gain (loss)	(1,060)	2,312	(1,276)	8,732
Net change in unrealized appreciation (depreciation)	(28,595)	(3,172)	(16,018)	2,431
Increase (decrease) in net assets resulting from operations	(24,145)	9,312	(11,571)	24,745
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(612)	(1,338)	(1,383)	(2,827)
Class C	(41)	(126)	(260)	(652)
Class I	(4,612)	(8,684)	(3,972)	(9,489)
Class R6	(233)	(12)	(117)	(229)
Total dividends and distributions to shareholders	(5,498)	(10,160)	(5,732)	(13,197)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,930)	13,606	(7,165)	1,991
Class C	(311)	(2,716)	(1,853)	(11,727)
Class I	(42,430)	233,395	(25,051)	(95,339)
Class R6	5,323	26,847	(268)	104
Increase (decrease) in net assets from capital transactions	(42,348)	271,132	(34,337)	(104,971)
Net increase (decrease) in net assets	(71,991)	270,284	(51,640)	(93,423)
Net Assets
Beginning of period	780,250	509,966	321,679	415,102
End of Period	$ 708,259	$ 780,250	$ 270,039	$ 321,679
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 65,023	$ 138,581	$ 3,288	$ 6,883
Net realized gain (loss)	(12,531)	39,968	(1,005)	(4,612)
Net change in unrealized appreciation (depreciation)	(261,155)	4,213	(2,014)	14,570
Increase (decrease) in net assets resulting from operations	(208,663)	182,762	269	16,841
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8,817)	(19,363)	(1,096)	(2,075)
Class C	(1,983)	(6,385)	(104)	(448)
Class C1	(369)	(1,217)	—	—
Class I	(55,055)	(115,367)	(2,063)	(4,277)
Class R6	(329)	(649)	(25)	(77)
Total dividends and distributions to shareholders	(66,553)	(142,981)	(3,288)	(6,877)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(45,522)	93,563	(10,931)	11,564
Class C	(31,402)	(168,856)	(1,191)	(18,861)
Class C1	(7,361)	(45,480)	—	—
Class I	(46,926)	651,747	1,203	20,879
Class R6	21	18,649	(215)	(1,251)
Increase (decrease) in net assets from capital transactions	(131,190)	549,623	(11,134)	12,331
Net increase (decrease) in net assets	(406,406)	589,404	(14,153)	22,295
Net Assets
Beginning of period	6,545,682	5,956,278	220,227	197,932
End of Period	$ 6,139,276	$ 6,545,682	$ 206,074	$ 220,227
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,054	$ 2,353
Net realized gain (loss)	21	390
Net change in unrealized appreciation (depreciation)	(6,094)	(303)
Increase (decrease) in net assets resulting from operations	(5,019)	2,440
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(487)	(1,058)
Class C	(33)	(135)
Class I	(872)	(2,016)
Total dividends and distributions to shareholders	(1,392)	(3,209)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,537)	1,126
Class C	(401)	(4,550)
Class I	(4,835)	(5,053)
Increase (decrease) in net assets from capital transactions	(6,773)	(8,477)
Net increase (decrease) in net assets	(13,184)	(9,246)
Net Assets
Beginning of period	103,901	113,147
End of Period	$ 90,717	$ 103,901
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/21 to 3/31/22(6)	$11.81	0.12	(0.66)	(0.54)	(0.14)	—	(0.16)	(0.30)	—	(0.84)	$10.97	(4.72) %	$ 30,446	0.80%	1.03%	2.10%	24%
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (7)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—	(0.07)	11.31	2.60 (8)	39,536	0.84 (8)	1.17	3.26 (8)	56
Class C
10/1/21 to 3/31/22(6)	$11.54	0.08	(0.66)	(0.58)	(0.09)	—	(0.16)	(0.25)	—	(0.83)	$10.71	(5.12) %	$ 2,042	1.55%	1.81%	1.34%	24%
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (7)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—	(0.08)	11.04	1.79 (8)	6,671	1.59 (8)	1.92	2.51 (8)	56
Class I
10/1/21 to 3/31/22(6)	$12.00	0.14	(0.68)	(0.54)	(0.15)	—	(0.16)	(0.31)	—	(0.85)	$11.15	(4.59) %	$ 93,990	0.55%	0.77%	2.33%	24%
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (7)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—	(0.07)	11.49	2.81 (8)	26,597	0.59 (8)	0.92	3.52 (8)	56
Class R6
10/1/21 to 3/31/22(6)	$12.01	0.14	(0.68)	(0.54)	(0.16)	—	(0.16)	(0.32)	—	(0.86)	$11.15	(4.62) %	$ 1,584	0.43%	0.71%	2.47%	24%
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (7)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (7)	0.79	3.59	49
11/3/16 (11) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—	0.05	11.50	3.66 (8)	463	0.53 (8)	0.88	3.33 (8)	56 (12)

Newfleet High Yield Fund
Class A
10/1/21 to 3/31/22(6)	$ 4.28	0.10	(0.24)	(0.14)	(0.10)	—	—	(0.10)	—	(0.24)	$ 4.04	(3.33) %	$ 42,676	1.00%	1.24%	4.80%	18%
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	—	(0.22)	—	0.07	4.25	7.05 (8)	56,694	1.00 (7)(8)	1.41	5.36 (8)	71
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$ 4.21	0.08	(0.24)	(0.16)	(0.08)	—	—	(0.08)	—	(0.24)	$ 3.97	(3.79) %	$ 1,266	1.75%	2.03%	4.04%	18%
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	—	(0.19)	—	0.06	4.17	6.11 (8)	3,593	1.75 (7)(8)	2.17	4.61 (8)	71
Class I
10/1/21 to 3/31/22(6)	$ 4.29	0.11	(0.25)	(0.14)	(0.10)	—	—	(0.10)	—	(0.24)	$ 4.05	(3.20) %	$ 7,051	0.75%	1.05%	5.04%	18%
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	—	(0.23)	—	0.07	4.25	7.31 (8)	6,577	0.75 (7)(8)	1.17	5.62 (8)	71
Class R6
10/1/21 to 3/31/22(6)	$ 4.29	0.11	(0.25)	(0.14)	(0.11)	—	—	(0.11)	—	(0.25)	$ 4.04	(3.36) %	$ 2,264	0.59%	0.93%	5.21%	18%
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (7)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66
11/3/16 (11) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	—	(0.21)	—	0.11	4.25	7.93 (8)	5,253	0.69 (7)(8)	1.15	5.66 (8)	71

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/21 to 3/31/22(6)	$10.96	0.07	(0.42)	(0.35)	(0.07)	—	—	(0.07)	—	(0.42)	$10.54	(3.24) %	$ 92,482	0.75%	0.87%	1.23%	24%
10/1/20 to 9/30/21	10.96	0.16	— (9)	0.16	(0.16)	—	—	(0.16)	—	— (9)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—	(0.07)	10.83	1.31	81,542	0.75	1.12	1.95	55
Class C
10/1/21 to 3/31/22(6)	$10.96	0.03	(0.42)	(0.39)	(0.03)	—	—	(0.03)	—	(0.42)	$10.54	(3.60) %	$ 16,421	1.50%	1.66%	0.48%	24%
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (9)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—	(0.07)	10.83	0.56	32,400	1.50	1.87	1.20	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Low Duration Core Plus Bond Fund (Continued)
Class I
10/1/21 to 3/31/22(6)	$10.96	0.08	(0.43)	(0.35)	(0.08)	—	—	(0.08)	—	(0.43)	$10.53	(3.21) %	$ 568,024	0.50%	0.63%	1.48%	24%
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	10.83	1.56	250,777	0.50	0.88	2.21	55
Class R6
10/1/21 to 3/31/22(6)	$10.96	0.08	(0.42)	(0.34)	(0.08)	—	—	(0.08)	—	(0.42)	$10.54	(3.08) %	$ 31,332	0.43%	0.57%	1.56%	24%
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (9)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (11) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (12)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/21 to 3/31/22(6)	$10.35	0.19	(0.59)	(0.40)	(0.18)	—	—	(0.18)	—	(0.58)	$ 9.77	(3.88) %	$ 71,191	0.99%	1.07%	3.67%	20%
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (9)	0.29	10.35	6.45 (10)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (9)	0.19	10.16	6.43 (10)	86,034	0.98	1.10	4.34	81
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—	0.12	10.42	5.64 (8)	87,144	1.01 (7)(8)	1.13	4.55 (8)	64
Class C
10/1/21 to 3/31/22(6)	$10.46	0.15	(0.59)	(0.44)	(0.14)	—	—	(0.14)	—	(0.58)	$ 9.88	(4.20) %	$ 17,097	1.74%	1.83%	2.91%	20%
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (9)	0.29	10.46	5.58 (10)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (9)	0.19	10.26	5.57 (10)	39,778	1.73	1.85	3.63	81
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—	0.13	10.53	4.90 (8)	63,919	1.77 (7)(8)	1.88	3.80 (8)	64
Class I
10/1/21 to 3/31/22(6)	$10.33	0.20	(0.59)	(0.39)	(0.20)	—	—	(0.20)	—	(0.59)	$ 9.74	(3.83) %	$ 176,014	0.74%	0.83%	3.91%	20%
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (9)	0.28	10.33	6.70 (10)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (9)	0.17	10.15	6.57 (10)	177,574	0.73	0.85	4.57	81
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—	—	(0.47)	—	0.12	10.43	5.90 (8)	205,821	0.75 (7)(8)	0.88	4.83 (8)	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Class R6
10/1/21 to 3/31/22(6)	$10.38	0.21	(0.59)	(0.38)	(0.20)	—	—	(0.20)	—	(0.58)	$ 9.80	(3.71) %	$ 5,737	0.60%	0.76%	4.05%	20%
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (9)	0.30	10.38	6.87 (10)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (9)	0.19	10.17	6.77 (10)	4,903	0.59	0.78	4.65	81
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—	—	(0.48)	—	0.12	10.43	5.98 (8)	19,410	0.67 (7)(8)	0.82	4.79 (8)	64

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/21 to 3/31/22(6)	$ 4.76	0.04	(0.20)	(0.16)	(0.04)	—	—	(0.04)	—	(0.20)	$ 4.56	(3.29) %	$ 871,093	0.92% (7)	0.95%	1.85%	20%
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (13)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (13)	0.98	2.58	70
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	—	(0.14)	—	0.07	4.72	4.62	898,392	0.97 (13)	0.98	3.01	58
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	—	(0.13)	—	(0.13)	4.65	0.05	711,425	0.97 (13)	0.98	2.88	55
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—	—	(0.14)	—	—	4.78	3.07 (8)	925,677	1.00 (8)(13)	1.01	3.04 (8)	69
Class C
10/1/21 to 3/31/22(6)	$ 4.83	0.04	(0.21)	(0.17)	(0.04)	—	—	(0.04)	—	(0.21)	$ 4.62	(3.58) %	$ 226,060	1.18% (7)	1.21%	1.59%	20%
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (13)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (13)	1.21	2.35	70
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	—	(0.13)	—	0.07	4.78	4.31	575,524	1.21 (13)	1.21	2.78	58
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	—	(0.12)	—	(0.13)	4.71	(0.18)	1,039,109	1.20 (13)	1.21	2.66	55
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—	—	(0.13)	—	—	4.84	2.78 (8)	1,266,378	1.25 (8)(13)	1.25	2.80 (8)	69
Class C1
10/1/21 to 3/31/22(6)	$ 4.82	0.03	(0.21)	(0.18)	(0.03)	—	—	(0.03)	—	(0.21)	$ 4.61	(3.82) %	$ 59,955	1.68% (7)	1.70%	1.09%	20%
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (13)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (13)	1.71	1.85	70
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	—	(0.11)	—	0.07	4.77	3.80	195,185	1.71 (13)	1.72	2.28	58
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	—	(0.10)	—	(0.13)	4.70	(0.68)	304,444	1.70 (13)	1.71	2.16	55
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—	—	(0.11)	—	—	4.83	2.28 (8)	377,835	1.75 (8)(13)	1.75	2.30 (8)	69
Class I
10/1/21 to 3/31/22(6)	$ 4.77	0.05	(0.20)	(0.15)	(0.05)	—	—	(0.05)	—	(0.20)	$ 4.57	(3.16) %	$4,953,309	0.67% (7)	0.70%	2.10%	20%
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (13)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (13)	0.72	2.83	70
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	—	(0.15)	—	0.06	4.72	4.66	4,695,968	0.72 (13)	0.72	3.26	58
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	—	(0.14)	—	(0.13)	4.66	0.32	4,981,559	0.71 (13)	0.71	3.16	55
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—	—	(0.16)	—	0.01	4.79	3.54 (8)	4,811,684	0.75 (8)(13)	0.76	3.30 (8)	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class R6
10/1/21 to 3/31/22(6)	$ 4.78	0.05	(0.20)	(0.15)	(0.05)	—	—	(0.05)	—	(0.20)	$ 4.58	(3.12) %	$ 28,859	0.53% (7)	0.67%	2.24%	20%
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	—	(0.16)	—	0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	—	(0.15)	—	(0.13)	4.65	0.38	3,161	0.59 (7)	0.65	3.29	55
11/3/16 (11) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—	—	(0.15)	—	0.02	4.78	3.54 (8)	2,533	0.70 (8)	0.71	3.05 (8)	69 (12)

Newfleet Senior Floating Rate Fund
Class A
10/1/21 to 3/31/22(6)	$ 9.01	0.14	(0.14)	—	(0.14)	—	—	(0.14)	—	(0.14)	$ 8.87	0.01%	$ 60,374	1.04% (14)	1.08%	3.15%	19%
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (14)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (14)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (14)	1.11	4.96	24
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—	—	(0.39)	—	—	9.42	4.28	223,055	1.10 (7)	1.16	3.95	95
Class C
10/1/21 to 3/31/22(6)	$ 9.02	0.11	(0.14)	(0.03)	(0.11)	—	—	(0.11)	—	(0.14)	$ 8.88	(0.36) %	$ 8,262	1.80% (14)	1.87%	2.40%	19%
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (14)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (14)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (14)	1.92	4.23	24
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—	—	(0.32)	—	0.01	9.44	3.50	97,800	1.85 (7)	1.92	3.20	95
Class I
10/1/21 to 3/31/22(6)	$ 9.00	0.15	(0.14)	0.01	(0.15)	—	—	(0.15)	—	(0.14)	$ 8.86	0.13%	$ 136,059	0.79% (14)	0.84%	3.39%	19%
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (14)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (14)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (14)	0.91	5.20	24
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—	—	(0.41)	—	0.01	9.42	4.54	250,770	0.84 (7)	0.92	4.21	95
Class R6
10/1/21 to 3/31/22(6)	$ 9.00	0.16	(0.14)	0.02	(0.16)	—	—	(0.16)	—	(0.14)	$ 8.86	0.20%	$ 1,379	0.65% (14)	0.78%	3.54%	19%
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (14)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (14)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (14)	0.84	5.35	24
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (7)	0.86	4.70	37
11/3/16 (11) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—	—	(0.38)	—	(0.01)	9.42	4.32	104	0.77 (7)	0.86	3.76	95 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Tax-Exempt Bond Fund
Class A
10/1/21 to 3/31/22(6)	$11.36	0.11	(0.69)	(0.58)	(0.11)	—	(0.04)	(0.15)	—	(0.73)	$10.63	(5.16) %	$ 34,031	0.84% (7)	1.00%	2.01%	1%
10/1/20 to 9/30/21	11.45	0.23	— (9)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	—	(0.02)	(0.32)	—	(0.27)	11.28	0.48 (8)	46,657	0.85 (8)	1.03	2.78 (8)	9
Class C
10/1/21 to 3/31/22(6)	$11.36	0.07	(0.69)	(0.62)	(0.07)	—	(0.04)	(0.11)	—	(0.73)	$10.63	(5.51) %	$ 2,944	1.59% (7)	1.75%	1.26%	1%
10/1/20 to 9/30/21	11.45	0.15	— (9)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	—	(0.02)	(0.24)	—	(0.26)	11.29	(0.18) (8)	20,832	1.60 (8)	1.78	2.03 (8)	9
Class I
10/1/21 to 3/31/22(6)	$11.36	0.13	(0.70)	(0.57)	(0.12)	—	(0.04)	(0.16)	—	(0.73)	$10.63	(5.04) %	$ 53,742	0.59% (7)	0.77%	2.26%	1%
10/1/20 to 9/30/21	11.45	0.26	— (9)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	—	(0.02)	(0.35)	—	(0.27)	11.28	0.73 (8)	100,062	0.60 (8)	0.79	3.04 (8)	9

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Short Term Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class C1), 0.01% (Class I), 0.01% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Short Term Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class C1), 0.01% (Class I), 0.01% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliate had no impact on total return.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	The share class is currently under its expense limitation.
(14)	Ratios of total expenses excluding borrowing expenses for period ended March 31, 2022, and year ended September 30, 2021, 2020 and 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are diversified.
Fund	Investment objective(s)
Newfleet Core Plus Bond Fund	High total return from both current income and capital appreciation.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Core Plus Bond Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Multi-Sector Short Term Bond Fund	To provide a high current income, while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Newfleet Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Newfleet Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet High Yield Fund	$ 1,863	$ 1,863	$ —
Newfleet Low Duration Core Plus Bond Fund	355	355	—
Newfleet Multi-Sector Intermediate Bond Fund	3,533	3,533	—
Newfleet Multi-Sector Short Term Bond Fund	6,348	6,348	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2022, for the Funds.
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet High Yield Fund	Money Market Mutual Fund	$1,945
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	363
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	3,671
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	6,572
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Newfleet Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.80%	1.55%	N/A %	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	N/A	0.75	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund(1)	0.90	1.16	1.66	0.65	0.52
Newfleet Senior Floating Rate Fund	0.94	1.69	N/A	0.69	0.55
Newfleet Tax-Exempt Bond Fund(2)	0.83	1.58	N/A	0.58	N/A
(1)	Effective December 1, 2021. For the period February 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares, Class C1 shares, Class I shares and Class R6 shares, respectively: 1.10%, 1.35%, 1.85%, 0.85% and 0.55%.
(2)	Effective December 1, 2021. For the period February 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 0.85%, 1.60% and 0.60%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending March 31:

	Expiration
Fund	2022	2023	2024	2025	Total
Newfleet Core Plus Bond Fund
Class A	$ 43	$ 94	$ 90	$ 38	$ 265
Class C	4	11	9	3	27
Class I	49	147	165	83	444
Class R6	1	3	3	2	9
Newfleet High Yield Fund
Class A	94	169	118	54	435
Class C	4	8	5	2	19
Class I	15	36	26	11	88
Class R6	1	3	6	4	14
Newfleet Low Duration Core Plus Bond Fund
Class A	67	133	129	59	388
Class C	20	35	30	13	98
Class I	298	646	770	404	2,118
Class R6	— (1)	1	1	22	24
Newfleet Multi-Sector Intermediate Bond Fund
Class A	42	76	69	32	219
Class C	23	33	20	8	84
Class I	84	203	206	91	584
Class R6	4	8	9	5	26
Newfleet Multi-Sector Short Term Bond Fund
Class A	—	—	—	148	148
Class C	—	—	—	42	42
Class C1	—	—	—	9	9
Class I	—	—	—	805	805
Class R6	3	11	32	20	66
Newfleet Senior Floating Rate Fund
Class A	15	18	29	14	76
Class C	19	21	13	3	56
Class I	57	68	55	26	206
Class R6	— (1)	3	3	1	7

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Expiration
Fund	2022	2023	2024	2025	Total
Newfleet Tax-Exempt Bond Fund
Class A	$ 27	$ 57	$ 61	$ 30	$ 175
Class C	9	14	8	3	34
Class I	84	138	111	53	386
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2022, it retained net commissions of $15 for Class A shares and CDSC of $31, $4 and $6 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2022, the Funds incurred administration fees totaling $3,625 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2022, the Funds incurred transfer agent fees totaling $1,616 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
Cross trades for the period ended March 31, 2022, were executed by certain Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds, or between a fund and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Funds’ CCO provides to the Board written representation that certain transactions effected pursuant to 17a-7 complied with procedures adopted by the Board. Pursuant to these procedures, for the period ended March 31, 2022, the Newfleet Core Plus Bond Fund engaged in Rule 17a-7 securities purchases of $6.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2022, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 40,451	$ 23,744
Newfleet High Yield Fund	9,489	15,444
Newfleet Low Duration Core Plus Bond Fund	148,890	173,318
Newfleet Multi-Sector Intermediate Bond Fund	52,265	98,675
Newfleet Multi-Sector Short Term Bond Fund	1,206,445	1,387,660
Newfleet Senior Floating Rate Fund	38,696	61,638

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Purchases	Sales
Newfleet Tax-Exempt Bond Fund	$ 1,219	$ 6,423
Purchases  and sales of long-term U.S. Government and agency securities during the period ended March 31, 2022, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 6,410	$ 2,242
Newfleet Low Duration Core Plus Bond Fund	30,091	30,378
Newfleet Multi-Sector Intermediate Bond Fund	6,432	6,436
Newfleet Multi-Sector Short Term Bond Fund	32,430	91,006
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	92	$ 1,067	433	$ 5,138	171	$ 718	643	$ 2,719
Reinvestment of distributions	66	759	57	679	225	938	468	1,982
Shares repurchased and cross class conversions	(306)	(3,517)	(731)	(8,665)	(845)	(3,540)	(1,415)	(6,007)
Net Increase / (Decrease)	(148)	$ (1,691)	(241)	$ (2,848)	(449)	$ (1,884)	(304)	$ (1,306)
Class C
Shares sold and cross class conversions	20	$ 224	83	$ 958	26	$ 107	66	$ 275
Reinvestment of distributions	5	54	4	47	7	27	19	77
Shares repurchased and cross class conversions	(61)	(680)	(264)	(3,056)	(61)	(249)	(385)	(1,601)
Net Increase / (Decrease)	(36)	$ (402)	(177)	$ (2,051)	(28)	$ (115)	(300)	$ (1,249)
Class I
Shares sold and cross class conversions	3,784	$ 43,443	2,228	$ 26,885	162	$ 678	1,016	$ 4,312
Reinvestment of distributions	161	1,877	137	1,646	47	196	101	429
Shares repurchased and cross class conversions	(1,397)	(16,247)	(1,732)	(20,839)	(401)	(1,679)	(1,509)	(6,393)
Net Increase / (Decrease)	2,548	$ 29,073	633	$ 7,692	(192)	$ (805)	(392)	$ (1,652)
Class R6
Shares sold and cross class conversions	51	$ 589	40	$ 487	174	$ 729	308	$ 1,310
Reinvestment of distributions	3	32	2	25	13	54	19	82
Shares repurchased and cross class conversions	(13)	(150)	(34)	(416)	(79)	(320)	(164)	(695)
Net Increase / (Decrease)	41	$ 471	8	$ 96	108	$ 463	163	$ 697

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,225	$ 13,228	3,365	$ 36,987	394	$ 3,941	1,750	$ 18,067
Reinvestment of distributions	43	460	95	1,048	114	1,151	227	2,349
Shares repurchased and cross class conversions	(1,734)	(18,618)	(2,222)	(24,429)	(1,210)	(12,257)	(1,779)	(18,425)
Net Increase / (Decrease)	(466)	$ (4,930)	1,238	$ 13,606	(702)	$ (7,165)	198	$ 1,991
Class C
Shares sold and cross class conversions	340	$ 3,685	721	$ 7,915	75	$ 776	273	$ 2,855
Reinvestment of distributions	3	38	11	117	23	232	56	587
Shares repurchased and cross class conversions	(373)	(4,034)	(978)	(10,748)	(279)	(2,861)	(1,454)	(15,169)
Net Increase / (Decrease)	(30)	$ (311)	(246)	$ (2,716)	(181)	$ (1,853)	(1,125)	$ (11,727)
Class I
Shares sold and cross class conversions	10,597	$ 114,878	34,575	$ 380,072	2,259	$ 22,957	6,787	$ 70,111
Reinvestment of distributions	391	4,210	714	7,839	301	3,021	573	5,912
Shares repurchased and cross class conversions	(14,975)	(161,518)	(14,066)	(154,516)	(5,082)	(51,029)	(16,613)	(171,362)
Net Increase / (Decrease)	(3,987)	$ (42,430)	21,223	$ 233,395	(2,522)	$ (25,051)	(9,253)	$ (95,339)
Class R6
Shares sold and cross class conversions	742	$ 8,060	2,468	$ 27,070	38	$ 382	143	$ 1,491
Reinvestment of distributions	19	204	1	10	9	85	16	169
Shares repurchased and cross class conversions	(272)	(2,941)	(21)	(233)	(73)	(735)	(150)	(1,556)
Net Increase / (Decrease)	489	$ 5,323	2,448	$ 26,847	(26)	$ (268)	9	$ 104

	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	16,758	$ 78,804	64,678	$ 308,633	1,293	$ 11,595	2,450	$ 21,880
Reinvestment of distributions	1,657	7,738	3,506	16,718	102	913	201	1,792
Shares repurchased and cross class conversions	(28,238)	(132,064)	(48,581)	(231,788)	(2,611)	(23,439)	(1,360)	(12,108)
Net Increase / (Decrease)	(9,823)	$ (45,522)	19,603	$ 93,563	(1,216)	$ (10,931)	1,291	$ 11,564
Class C
Shares sold and cross class conversions	3	$ 15	27	$ 129	176	$ 1,573	87	$ 779
Reinvestment of distributions	417	1,975	1,313	6,350	11	97	48	427
Shares repurchased and cross class conversions	(7,027)	(33,392)	(36,232)	(175,335)	(320)	(2,861)	(2,249)	(20,067)
Net Increase / (Decrease)	(6,607)	$ (31,402)	(34,892)	$ (168,856)	(133)	$ (1,191)	(2,114)	$ (18,861)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C1
Shares sold and cross class conversions	1,028	$ 4,883	4,162	$ 20,098	—	$ —	—	$ —
Reinvestment of distributions	64	302	215	1,038	—	—	—	—
Shares repurchased and cross class conversions	(2,652)	(12,546)	(13,810)	(66,616)	—	—	—	—
Net Increase / (Decrease)	(1,560)	$ (7,361)	(9,433)	$ (45,480)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	149,891	$ 703,182	357,498	$ 1,709,159	5,455	$ 48,517	7,595	$ 67,477
Reinvestment of distributions	10,338	48,332	20,996	100,297	161	1,436	249	2,216
Shares repurchased and cross class conversions	(170,460)	(798,440)	(242,228)	(1,157,709)	(5,453)	(48,750)	(5,504)	(48,814)
Net Increase / (Decrease)	(10,231)	$ (46,926)	136,266	$ 651,747	163	$ 1,203	2,340	$ 20,879
Class R6
Shares sold and cross class conversions	933	$ 4,379	5,181	$ 24,747	1	$ 7	7	$ 61
Reinvestment of distributions	58	272	111	533	2	23	8	74
Shares repurchased and cross class conversions	(990)	(4,630)	(1,384)	(6,631)	(27)	(245)	(156)	(1,386)
Net Increase / (Decrease)	1	$ 21	3,908	$ 18,649	(24)	$ (215)	(141)	$ (1,251)

	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	79	$ 875	479	$ 5,477
Reinvestment of distributions	38	426	79	912
Shares repurchased and cross class conversions	(253)	(2,838)	(459)	(5,263)
Net Increase / (Decrease)	(136)	$ (1,537)	99	$ 1,126
Class C
Shares sold and cross class conversions	7	$ 77	27	$ 316
Reinvestment of distributions	3	33	12	134
Shares repurchased and cross class conversions	(46)	(511)	(437)	(5,000)
Net Increase / (Decrease)	(36)	$ (401)	(398)	$ (4,550)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	241	$ 2,683	782	$ 8,979
Reinvestment of distributions	70	787	157	1,799
Shares repurchased and cross class conversions	(748)	(8,305)	(1,380)	(15,831)
Net Increase / (Decrease)	(437)	$ (4,835)	(441)	$ (5,053)
Note 6. 10% Shareholders
As of March 31, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	38%	1
Newfleet Low Duration Core Plus Bond Fund	49	3
Newfleet Multi-Sector Intermediate Bond Fund	25	2
Newfleet Multi-Sector Short Term Bond Fund	36	2
Newfleet Senior Floating Rate Fund	42	3
Newfleet Tax-Exempt Bond Fund	10	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators certain of the most widely used LIBORs are expected to continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2022, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Newfleet Low Duration Core Plus Bond Fund	$1	$8,550	1.36%	4
Newfleet Multi-Sector Intermediate Bond Fund	1	1,776	1.32	17
Newfleet Multi-Sector Short Term Bond Fund	1	1,893	1.36	14
Note 11. Borrowings
($ reported in thousands)
On May 6, 2020, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $70,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended March 31, 2022, were $83 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended March 31, 2022, the average daily borrowings under the Agreement and the weighted daily average interest rate were $4,308 and 1.00%, respectively. At March 31, 2022, the Fund had no outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 130,398	$ 776	$ (4,948)	$ (4,172)
Newfleet High Yield Fund	55,864	622	(2,372)	(1,750)
Newfleet Low Duration Core Plus Bond Fund	733,633	415	(23,897)	(23,482)
Newfleet Multi-Sector Intermediate Bond Fund	281,654	1,913	(14,099)	(12,186)
Newfleet Multi-Sector Short Term Bond Fund	6,337,500	10,121	(221,192)	(211,071)
Newfleet Senior Floating Rate Fund	216,195	1,435	(3,469)	(2,034)
Newfleet Tax-Exempt Bond Fund	87,902	3,225	(1,162)	2,063
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet High Yield Fund	$ —	$ 4,098
Newfleet Low Duration Core Plus Bond Fund	1,611	—
Newfleet Multi-Sector Intermediate Bond Fund	—	11,366
Newfleet Multi-Sector Short Term Bond Fund	54,921	95,443
Newfleet Senior Floating Rate Fund	7,246	56,560
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) with respect to the Funds of the Trust. At virtual meetings held on November 2, 2021, and November 15-17, 2021 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and the Subadviser; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser(s), including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that the Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2021.
Virtus Newfleet Core Plus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5- year periods. The Board also noted that the Fund underperformed its benchmark for the 5-year period and outperformed its benchmark for the 1- and 3-year periods.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5-, and 10-year periods and underperformed its benchmark for the 3-year period.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-year period and outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10-year periods and outperformed its benchmark for the 1-year period.
Virtus Newfleet Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3- 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense cap in place for Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet Tax-Exempt Bond Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Newfleet Core Plus Bond Fund (fka Virtus Newfleet Bond Fund). The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Low Duration Core Plus Bond Fund (fka Virtus Newfleet Low Duration Income Fund). The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Group and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fifth quintile of the Expense Universe.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Newfleet Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet Tax-Exempt Bond Fund.
Profitability

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2023, and had agreed to lower the expense caps applicable to Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet Tax-Exempt Bond Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current sizes of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Newfleet Tax-Exempt Bond Fund  a series of Virtus Opportunities Trust
Supplement dated March 24, 2022 to the Summary Prospectus, the Virtus Opportunities Trust Statutory
Prospectus and the Statement of Additional Information (“SAI”),
 each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Newfleet Asset Management, LLC has announced that Timothy M. Heaney, CFA, portfolio manager for the Virtus Newfleet Tax-Exempt Bond Fund, will retire effective May 31, 2022 at which time the prospectuses and SAI will be amended by removing all references to Mr. Heaney.
Investors should retain this supplement with the
Prospectuses and SAI for future reference.
VOT 8020/NewfleetTEB PM Announcement (3/2022)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8640	05-22

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2022
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund*
Virtus Duff & Phelps Real Estate Securities Fund
Virtus FORT Trend Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2022.
During the six-month period, markets were affected by higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to control rising prices. Russia’s invasion of Ukraine in late February added to the uncertainty and led to higher energy and food costs.
Domestic equity indexes posted mixed performance for the six months ended March 31, 2022. While U.S. large-capitalization stocks returned 5.92%, as measured by the S&P 500® Index, small-cap stocks lost 5.55%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 3.38%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 8.20%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.32% on March 31, 2022, from 1.52% on September 30, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 5.92% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 4.16%.
When markets are volatile, it’s best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
May 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,123.50	1.25%	$ 6.62
	Class C	1,000.00	1,119.40	2.01	10.62
	Class I	1,000.00	1,124.80	0.99	5.24
	Class R6	1,000.00	1,126.10	0.85	4.51
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,065.30	1.40	7.21
	Class C	1,000.00	1,060.90	2.15	11.05
	Class I	1,000.00	1,066.60	1.15	5.93
	Class R6	1,000.00	1,067.70	0.89	4.59
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	984.10	1.50	7.42
	Class C	1,000.00	979.90	2.25	11.11
	Class I	1,000.00	985.30	1.25	6.19
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,145.90	0.79	4.23
	Class C	1,000.00	1,141.80	1.59	8.49
	Class I	1,000.00	1,146.90	0.53	2.84
	Class R6**	1,000.00	1,077.90	0.20	0.34
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,109.50	1.32	6.94
	Class C	1,000.00	1,105.30	2.05	10.76
	Class I	1,000.00	1,111.10	1.06	5.58
	Class R6	1,000.00	1,112.60	0.79	4.16
FORT Trend Fund
	Class A	1,000.00	1,017.20	1.60	8.05
	Class C	1,000.00	1,013.30	2.35	11.80
	Class I	1,000.00	1,018.30	1.35	6.79
	Class R6	1,000.00	1,018.80	1.26	6.34
KAR Developing Markets Fund
	Class A	1,000.00	874.50	1.55	7.24
	Class C	1,000.00	871.20	2.30	10.73
	Class I	1,000.00	875.20	1.30	6.08
	Class R6	1,000.00	876.40	1.22	5.71
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Emerging Markets Small-Cap Fund
	Class A	$1,000.00	$ 847.90	1.81%	$ 8.34
	Class C	1,000.00	844.70	2.53	11.64
	Class I	1,000.00	849.40	1.49	6.87
	Class R6	1,000.00	849.60	1.40	6.46
KAR International Small-Mid Cap Fund
	Class A	1,000.00	789.60	1.44	6.42
	Class C	1,000.00	786.60	2.16	9.62
	Class I	1,000.00	790.70	1.15	5.13
	Class R6	1,000.00	791.30	1.07	4.78
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	907.40	1.56	7.42
	Class C	1,000.00	904.50	2.25	10.68
	Class I	1,000.00	910.00	1.24	5.90
	Class R6	1,000.00	911.10	0.98	4.67
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	920.60	1.39	6.66
	Class C	1,000.00	917.40	2.05	9.80
	Class I	1,000.00	921.90	1.07	5.13
	Class R6	1,000.00	922.60	0.95	4.55
Vontobel Global Opportunities Fund
	Class A	1,000.00	969.30	1.36	6.68
	Class C	1,000.00	965.50	2.11	10.34
	Class I	1,000.00	970.50	1.09	5.35
	Class R6	1,000.00	972.00	0.90	4.42
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	915.70	1.40	6.69
	Class C	1,000.00	912.60	2.15	10.25
	Class I	1,000.00	917.70	1.15	5.50

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	February 1, 2022, is the date the Class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (59) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.70	1.25%	$ 6.29
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,020.00	0.99	4.99
	Class R6	1,000.00	1,020.69	0.85	4.28
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,017.95	1.40	7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,020.49	0.89	4.48
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.45	1.50	7.54
	Class C	1,000.00	1,013.71	2.25	11.30
	Class I	1,000.00	1,018.70	1.25	6.29
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,020.99	0.79	3.98
	Class C	1,000.00	1,017.00	1.59	8.00
	Class I	1,000.00	1,022.29	0.53	2.67
	Class R6**	1,000.00	1,007.76	0.20	0.32
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,018.35	1.32	6.64
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.65	1.06	5.34
	Class R6	1,000.00	1,020.99	0.79	3.98
FORT Trend Fund
	Class A	1,000.00	1,016.95	1.60	8.05
	Class C	1,000.00	1,013.21	2.35	11.80
	Class I	1,000.00	1,018.20	1.35	6.79
	Class R6	1,000.00	1,018.65	1.26	6.34
KAR Developing Markets Fund
	Class A	1,000.00	1,017.20	1.55	7.80
	Class C	1,000.00	1,013.46	2.30	11.55
	Class I	1,000.00	1,018.45	1.30	6.54
	Class R6	1,000.00	1,018.85	1.22	6.14
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.91	1.81	9.10
	Class C	1,000.00	1,012.32	2.53	12.69
	Class I	1,000.00	1,017.50	1.49	7.49
	Class R6	1,000.00	1,017.95	1.40	7.04
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.75	1.44	7.24
	Class C	1,000.00	1,014.16	2.16	10.85
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,019.60	1.07	5.39
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	1,017.15	1.56	7.85
	Class C	1,000.00	1,013.71	2.25	11.30
	Class I	1,000.00	1,018.75	1.24	6.24
	Class R6	1,000.00	1,020.04	0.98	4.94
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	1,018.00	1.39	6.99
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.60	1.07	5.39
	Class R6	1,000.00	1,020.19	0.95	4.78
4

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2021 TO March 31, 2022
		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Global Opportunities Fund
	Class A	$1,000.00	$1,018.15	1.36%	$ 6.84
	Class C	1,000.00	1,014.41	2.11	10.60
	Class I	1,000.00	1,019.50	1.09	5.49
	Class R6	1,000.00	1,020.44	0.90	4.53
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,017.95	1.40	7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	February 1, 2022, is the date the Class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (59) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Crest Depository Interest (“CDI”)
A Crest Depository Interest is a UK financial security that represents a stock traded on a stock exchange outside the UK. CDIs are issued by Crest, and one CDI is the equivalent of one share of an eligible foreign stock.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
Global Depositary Receipt (“GDR”)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
6

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
MARCH 31, 2022
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury-Inflation Protected Securities (“TIPS”)

A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
7

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2022
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2022.
Duff & Phelps Global Infrastructure Fund
Utilities	42%
Industrials	28
Energy	16
Real Estate	9
Communication Services	3
Short-Term Investment	2
Total	100%
Duff & Phelps Global Real Estate Securities Fund
Industrial/Office REITs	21%
Residential REITs	21
Retail REITs	11
Equity Real Estate Investment REITs	8
Real Estate Management & Development REITs	6
Real Estate Operating Companies	6
Health Care REITs	6
Other (includes short-term investment)	21
Total	100%

Duff & Phelps International Real Estate Securities Fund
Real Estate Operating Companies	25%
Industrial/Office REITs	14
Retail REITs	11
Office REITs	11
Residential REITs	11
Diversified REITs	7
Real Estate Management & Development REITs	7
Other (includes short-term investment)	14
Total	100%
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds	61%
Exchange-Traded Funds	37
Short-Term Investment	2
Total	100%

Duff & Phelps Real Estate Securities Fund
Residential	26%
Industrial/Office	26
Retail	14
Health Care	9
Self Storage	8
Data Centers	6
Lodging/Resorts	5
Other (includes short-term investment)	6
Total	100%
FORT Trend Fund
Short-Term Investments		100%
Money Market Mutual Fund	7%
U.S. Government Securities	93
Total		100%

KAR Developing Markets Fund
Industrials	28%
Consumer Discretionary	19
Consumer Staples	18
Communication Services	14
Financials	9
Information Technology	6
Health Care	2
Other (includes short-term investment)	4
Total	100%
KAR Emerging Markets Small-Cap Fund
Industrials	36%
Communication Services	15
Information Technology	14
Consumer Staples	13
Consumer Discretionary	8
Financials	5
Materials	4
Other (includes short-term investment)	5
Total	100%

8

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2022
KAR International Small-Mid Cap Fund
Industrials	29%
Communication Services	23
Financials	14
Information Technology	10
Consumer Discretionary	7
Consumer Staples	6
Health Care	5
Other (includes short-term investment)	6
Total	100%
Vontobel Emerging Markets Opportunities Fund
Information Technology	26%
Consumer Staples	19
Financials	15
Consumer Discretionary	15
Communication Services	8
Industrials	7
Utilities	4
Other (includes short-term investment)	6
Total	100%

Vontobel Foreign Opportunities Fund
Industrials	30%
Information Technology	24
Health Care	14
Consumer Staples	13
Consumer Discretionary	8
Financials	3
Materials	3
Other (includes short-term investment)	5
Total	100%
Vontobel Global Opportunities Fund
Information Technology	24%
Consumer Discretionary	16
Health Care	15
Consumer Staples	14
Financials	11
Industrials	10
Communication Services	5
Other (includes short-term investment)	5
Total	100%

Vontobel Greater European Opportunities Fund
Industrials	24%
Consumer Staples	17
Information Technology	14
Consumer Discretionary	13
Health Care	12
Financials	7
Materials	6
Other (includes short-term investment)	7
Total	100%
9

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—2.7%
Cellnex Telecom S.A. (Spain)	54,225	$ 2,609
Energy—16.4%
Cheniere Energy, Inc. (United States)	22,748	3,154
Enbridge, Inc. (Canada)	67,736	3,122
ONEOK, Inc. (United States)	31,746	2,242
Pembina Pipeline Corp. (Canada)	48,414	1,819
Targa Resources Corp. (United States)	31,716	2,394
TC Energy Corp. (Canada)	25,018	1,411
Williams Cos., Inc. (The) (United States)	43,545	1,455
		15,597

Industrials—28.4%
Aena SME S.A. (Spain)(1)	23,989	3,999
Aeroports de Paris (France)(1)	6,260	936
Atlantia SpA (Italy)	78,282	1,628
Auckland International Airport Ltd. (New Zealand)(1)	297,170	1,608
Canadian National Railway Co. (Canada)	11,912	1,598
Canadian Pacific Railway Ltd. (Canada)	18,930	1,562
CSX Corp. (United States)	68,592	2,569
Ferrovial S.A. (Spain)	68,545	1,823
Flughafen Zurich AG Registered Shares (Switzerland)(1)	9,233	1,657
Norfolk Southern Corp. (United States)	9,525	2,717
Transurban Group (Australia)	401,009	4,052
Union Pacific Corp. (United States)	4,665	1,274
Vinci S.A. (France)	15,854	1,620
		27,043

Real Estate—8.9%
American Tower Corp. (United States)	19,079	4,793
	Shares	Value

Real Estate—continued
Crown Castle International Corp. (United States)	20,113	$ 3,713
		8,506

Utilities—42.1%
Ameren Corp. (United States)	16,129	1,512
American Water Works Co., Inc. (United States)	6,133	1,015
Atmos Energy Corp. (United States)	14,220	1,699
CenterPoint Energy, Inc. (United States)	90,626	2,777
CMS Energy Corp. (United States)	22,197	1,552
Dominion Energy, Inc. (United States)	49,824	4,234
EDP - Energias de Portugal S.A. (Portugal)	315,267	1,552
Enel SpA (Italy)	217,880	1,455
Evergy, Inc. (United States)	23,990	1,639
Eversource Energy (United States)	22,928	2,022
Iberdrola S.A. (Spain)	137,692	1,505
National Grid plc (United Kingdom)	199,796	3,071
NextEra Energy, Inc. (United States)	51,817	4,389
Orsted AS (Denmark)	10,916	1,366
Public Service Enterprise Group, Inc. (United States)	44,783	3,135
Sempra Energy (United States)	22,799	3,833
Southern Co. (The) (United States)	20,594	1,493
Xcel Energy, Inc. (United States)	25,355	1,830
		40,079

Total Common Stocks (Identified Cost $74,100)		93,834

Total Long-Term Investments—98.5% (Identified Cost $74,100)		93,834

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	1,678,553	$ 1,679
Total Short-Term Investment (Identified Cost $1,679)		1,679

TOTAL INVESTMENTS—100.3% (Identified Cost $75,779)		$95,513
Other assets and liabilities, net—(0.3)%		(245)
NET ASSETS—100.0%		$95,268

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	60%
Spain	10
Canada	10
Australia	4
Italy	3
United Kingdom	3
France	3
Other	7
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Financial Statements
10

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$93,834	$64,953	$28,881
Money Market Mutual Fund	1,679	1,679	—
Total Investments	$95,513	$66,632	$28,881
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements
11

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Australia—3.9%
GPT Group (The) - In Specie(1)(2)	13,566	$ —
National Storage REIT	3,618,933	7,281
NEXTDC Ltd.(2)	488,476	4,208
Scentre Group	4,128,300	9,387
		20,876

Belgium—1.2%
Warehouses De Pauw CVA	145,737	6,288
Canada—4.2%
Allied Properties Real Estate Investment Trust	149,450	5,575
Boardwalk Real Estate Investment Trust	166,550	7,832
Granite Real Estate Investment Trust	116,779	9,003
		22,410

France—2.4%
Gecina S.A.	34,600	4,361
Klepierre S.A.(2)	321,780	8,567
		12,928

Germany—3.6%
Aroundtown S.A.	1,063,180	6,075
Vonovia SE	281,751	13,133
		19,208

Hong Kong—2.2%
Hang Lung Properties Ltd.	1,720,000	3,467
Link REIT	149,504	1,273
Swire Properties Ltd.	2,863,000	7,075
		11,815

India—0.8%
Ascendas India Trust	5,056,700	4,423
Ireland—0.6%
Irish Residential Properties REIT plc	2,023,900	3,253
Japan—7.4%
Kenedix Office Investment Corp. Class A	773	4,628
Kenedix Residential Next Investment Corp.	2,610	4,563
Mitsubishi Estate Co., Ltd.	989,200	14,730
Mitsui Fudosan Logistics Park, Inc.	1,957	9,228
Nippon Prologis REIT, Inc.	2,174	6,348
		39,497

Singapore—0.8%
CapitaLand Integrated Commercial Trust	2,441,000	4,038
	Shares	Value

Spain—2.2%
Inmobiliaria Colonial Socimi S.A.	395,500	$ 3,605
Merlin Properties Socimi S.A.	684,100	7,998
		11,603

Sweden—3.1%
Castellum AB	344,211	8,498
Catena AB	134,791	8,121
		16,619

United Kingdom—5.8%
Derwent London plc	114,510	4,807
Safestore Holdings plc	356,757	6,264
Segro plc	222,528	3,912
UNITE Group plc (The)	731,500	11,080
Workspace Group plc	589,757	5,268
		31,331

United States—60.1%
Alexandria Real Estate Equities, Inc.	39,229	7,895
American Homes 4 Rent Class A	227,550	9,109
Apartment Income REIT Corp.	146,378	7,825
AvalonBay Communities, Inc.	63,665	15,812
Boston Properties, Inc.	31,285	4,029
Brixmor Property Group, Inc.	415,333	10,720
Cousins Properties, Inc.	229,700	9,255
CubeSmart	260,475	13,552
Douglas Emmett, Inc.	237,705	7,944
Duke Realty Corp.	245,466	14,252
Equinix, Inc.	19,025	14,109
Equity Residential	128,765	11,579
Extra Space Storage, Inc.	73,565	15,125
Healthcare Trust of America, Inc. Class A	186,690	5,851
Healthpeak Properties, Inc.	225,000	7,724
Host Hotels & Resorts, Inc.	447,816	8,701
Invitation Homes, Inc.	259,810	10,439
Kimco Realty Corp.	265,045	6,547
Mid-America Apartment Communities, Inc.	75,100	15,730
Prologis, Inc.	210,834	34,045
Regency Centers Corp.	114,350	8,158
Rexford Industrial Realty, Inc.	79,200	5,907
RLJ Lodging Trust	234,907	3,307
Ryman Hospitality Properties, Inc.(2)	60,435	5,607
SBA Communications, Corp. Class A	16,250	5,592
Simon Property Group, Inc.	121,046	15,925
Spirit Realty Capital, Inc.	198,426	9,132
	Shares	Value

United States—continued
Sun Communities, Inc.	97,579	$ 17,105
VICI Properties, Inc.	136,250	3,878
Welltower, Inc.	175,800	16,901
		321,755

Total Common Stocks (Identified Cost $425,808)		526,044

Total Long-Term Investments—98.3% (Identified Cost $425,808)		526,044

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	6,043,096	6,043
Total Short-Term Investment (Identified Cost $6,043)		6,043

TOTAL INVESTMENTS—99.4% (Identified Cost $431,851)		$532,087
Other assets and liabilities, net—0.6%		3,193
NET ASSETS—100.0%		$535,280

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	62%
Japan	7
United Kingdom	6
Canada	4
Australia	4
Germany	4
Sweden	3
Other	10
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
12

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$526,044	$344,165	$181,879	$— (1)
Money Market Mutual Fund	6,043	6,043	—	—
Total Investments	$532,087	$350,208	$181,879	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements
13

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Australia—11.6%
Dexus	100,218	$ 818
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	491,304	988
NEXTDC Ltd.(2)	57,799	498
Scentre Group	703,100	1,599
		3,903

Belgium—2.1%
Warehouses De Pauw CVA	16,566	715
Canada—7.5%
Allied Properties Real Estate Investment Trust	22,000	821
Boardwalk Real Estate Investment Trust	17,385	817
Granite Real Estate Investment Trust	11,426	881
		2,519

China—2.0%
GDS Holdings Ltd. ADR(2)	17,100	671
France—3.5%
Klepierre S.A.(2)	44,431	1,183
Germany—8.9%
Aroundtown S.A.	146,590	838
Vonovia SE	46,010	2,144
		2,982

Hong Kong—10.4%
Hang Lung Properties Ltd.	521,000	1,050
Link REIT	122,441	1,043
Swire Properties Ltd.	569,000	1,406
		3,499

India—1.6%
Ascendas India Trust	600,100	525
Ireland—2.4%
Irish Residential Properties REIT plc	499,133	802
Japan—22.2%
Hulic Co., Ltd.	83,000	744
	Shares	Value

Japan—continued
Japan Hotel REIT Investment Corp. Class A	1,300	$ 663
Kenedix Office Investment Corp. Class A	144	862
Kenedix Residential Next Investment Corp.	482	843
Mitsubishi Estate Co., Ltd.	147,000	2,189
Mitsui Fudosan Logistics Park, Inc.	218	1,028
Nippon Prologis REIT, Inc.	377	1,101
		7,430

Singapore—3.2%
CapitaLand Integrated Commercial Trust	435,000	720
Mapletree Industrial Trust	181,600	359
		1,079

Spain—5.5%
Inmobiliaria Colonial Socimi S.A.	55,000	501
Merlin Properties Socimi S.A.	113,800	1,331
		1,832

Sweden—5.2%
Castellum AB	42,943	1,060
Catena AB	11,597	699
		1,759

United Kingdom—12.9%
Derwent London plc	17,031	715
Safestore Holdings plc	55,826	980
Segro plc	37,168	653
UNITE Group plc (The)	72,200	1,094
Workspace Group plc	99,900	892
		4,334

Total Common Stocks (Identified Cost $28,189)		33,233

Total Long-Term Investments—99.0% (Identified Cost $28,189)		33,233

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	101,588	$ 102
Total Short-Term Investment (Identified Cost $102)		102

TOTAL INVESTMENTS—99.3% (Identified Cost $28,291)		$33,335
Other assets and liabilities, net—0.7%		219
NET ASSETS—100.0%		$33,554

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	22%
United Kingdom	13
Australia	12
Hong Kong	11
Germany	9
Canada	8
Spain	5
Other	20
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
14

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$33,233	$3,190	$30,043	$— (1)
Money Market Mutual Fund	102	102	—	—
Total Investments	$33,335	$3,292	$30,043	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements
15

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—60.7%
Equity Funds—56.3%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	338,374	$ 5,833
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	135,393	5,345
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	331,416	3,646
		14,824

Fixed Income Fund—4.4%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	129,290	1,146
Total Affiliated Mutual Funds (Identified Cost $9,618)		15,970

Exchange-Traded Funds(1)—37.6%
Invesco DB Agriculture Fund(3)	54,500	1,192
Invesco DB Commodity Index Tracking Fund(3)	122,324	3,188
Invesco DB Gold Fund(3)	24,700	1,366
Schwab U.S. TIPS ETF	11,200	680
	Shares	Value

SPDR S&P Global Natural Resources ETF	55,050	$ 3,456
Total Exchange-Traded Funds (Identified Cost $7,145)		9,882

Total Long-Term Investments—98.3% (Identified Cost $16,763)		25,852

Short-Term Investment—1.7%
Money Market Mutual Fund(1)—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)	456,047	456
Total Short-Term Investment (Identified Cost $456)		456

TOTAL INVESTMENTS—100.0% (Identified Cost $17,219)		$26,308
Other assets and liabilities, net—0.0%		8
NET ASSETS—100.0%		$26,316
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$15,970	$15,970
Exchange-Traded Funds	9,882	9,882
Money Market Mutual Fund	456	456
Total Investments	$26,308	$26,308
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
16

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—94.8%
Real Estate Investment Trusts—94.8%
Data Centers—6.4%
Equinix, Inc.	49,381	$ 36,622
Health Care—8.7%
Healthcare Trust of America, Inc. Class A	242,270	7,593
Healthpeak Properties, Inc.	396,200	13,602
Welltower, Inc.	299,680	28,811
		50,006

Industrial/Office—25.6%
Industrial—17.3%
Duke Realty Corp.	463,893	26,933
Prologis, Inc.	351,844	56,816
Rexford Industrial Realty, Inc.	204,225	15,233
		98,982

Office—8.3%
Alexandria Real Estate Equities, Inc.	69,434	13,974
Boston Properties, Inc.	55,100	7,097
Cousins Properties, Inc.	396,103	15,959
Douglas Emmett, Inc.	315,868	10,556
		47,586

Total Industrial/Office		146,568

Lodging/Resorts—4.5%
Host Hotels & Resorts, Inc.	673,994	13,095
RLJ Lodging Trust	375,905	5,293
Ryman Hospitality Properties, Inc.(1)	82,460	7,650
		26,038

	Shares	Value

Residential—25.7%
Apartments—15.8%
Apartment Income REIT Corp.	351,495	$ 18,791
AvalonBay Communities, Inc.	107,715	26,753
Equity Residential	216,054	19,428
Mid-America Apartment Communities, Inc.	122,380	25,632
		90,604

Manufactured Homes—4.5%
Sun Communities, Inc.	144,912	25,402
Single Family Homes—5.4%
American Homes 4 Rent Class A	476,900	19,090
Invitation Homes, Inc.	297,360	11,948
		31,038

Total Residential		147,044

Retail—13.7%
Free Standing—3.0%
Spirit Realty Capital, Inc.	274,893	12,650
STORE Capital Corp.	160,750	4,699
		17,349

Regional Malls—4.0%
Simon Property Group, Inc.	173,996	22,891
Shopping Centers—6.7%
Brixmor Property Group, Inc.	513,056	13,242
Kimco Realty Corp.	479,520	11,844
Regency Centers Corp.	181,800	12,970
		38,056

Total Retail		78,296

Self Storage—8.2%
CubeSmart	456,850	23,770
	Shares	Value

Self Storage—continued
Extra Space Storage, Inc.	114,129	$ 23,465
		47,235

Specialty—2.0%
SBA Communications, Corp. Class A	18,500	6,366
VICI Properties, Inc.	182,500	5,194
		11,560

Total Common Stocks (Identified Cost $274,808)		543,369

Total Long-Term Investments—94.8% (Identified Cost $274,808)		543,369

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	20,272,180	20,272
Total Short-Term Investment (Identified Cost $20,272)		20,272

TOTAL INVESTMENTS—98.3% (Identified Cost $295,080)		$563,641
Other assets and liabilities, net—1.7%		9,530
NET ASSETS—100.0%		$573,171

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$543,369	$543,369
Money Market Mutual Fund	20,272	20,272
Total Investments	$563,641	$563,641
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
17

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investments—94.4%
Money Market Mutual Fund—6.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(1)	9,141,612	$ 9,142
Total Money Market Mutual Fund (Identified Cost $9,142)		9,142

	Par Value
U.S. Government Securities—88.1%
U.S. Treasury Bills
0.000%, 4/21/22	$ 8,600	8,599
0.000%, 5/19/22	22,000	21,993
0.000%, 6/23/22	17,100	17,082
0.000%, 7/7/22	25,100	25,061
0.000%, 7/21/22	27,300	27,244
0.000%, 8/25/22	20,400	20,326
	Par Value	Value
0.000%, 9/22/22	$ 7,200	$ 7,167
Total U.S. Government Securities (Identified Cost $127,556)		127,472

Total Short-Term Investments (Identified Cost $136,698)		136,614

TOTAL INVESTMENTS—94.4% (Identified Cost $136,698)		$136,614
Other assets and liabilities, net—5.6%		8,037
NET ASSETS—100.0%		$144,651

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements
18

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
CAC 40® Index Future	April 2022	3	$ 221	$ —	$ (1)
Coffee C Future	May 2022	2	170	9	—
Copper Future	May 2022	12	1,425	46	—
Corn Future	May 2022	17	636	51	—
Cotton No. 2 Future	May 2022	7	475	30	—
Crude Oil Future	May 2022	2	201	—	(18)
Gasoline RBOB Future	May 2022	2	265	—	(20)
Low Sulphur Gas Oil Future	May 2022	38	3,830	—	(290)
NY Harbor ULSD Future	May 2022	21	2,964	—	(286)
Silver Future	May 2022	6	754	—	(6)
Soybean Future	May 2022	14	1,133	—	(30)
Soybean Meal Future	May 2022	17	795	33	—
Soybean Oil Future	May 2022	23	965	35	—
Sugar #11 World Future	May 2022	4	87	1	—
10 Year Australian Bond Future	June 2022	14	1,328	—	(45)
10 Year Euro-Bund Future	June 2022	15	2,633	—	(83)
10 Year Japanese Bond Future	June 2022	2	2,459	—	(8)
10 Year U.K. Gilt Future	June 2022	20	3,185	—	(56)
30 Year Euro Bond Future	June 2022	18	3,708	—	(16)
30 Year U.S. Treasury Bond Future	June 2022	6	900	—	(21)
Australian Dollar Future	June 2022	36	2,699	40	—
Brent Crude Future	June 2022	2	209	—	(6)
Canadian Dollar Future	June 2022	16	1,281	1	—
DAX Index Future	June 2022	2	798	—	(7)
Dollar Index Future	June 2022	8	787	2	—
Dow Jones Index E-Mini Future	June 2022	26	4,500	79	—
Euro Stoxx 50® Future	June 2022	35	1,480	—	(15)
Euro-Bobl Future	June 2022	24	3,421	—	(101)
Euro-BTP Future	June 2022	2	306	—	— (1)
Euro-OAT Future	June 2022	14	2,347	—	(91)
FTSE 100 Index Future	June 2022	3	295	3	—
Gold Future	June 2022	10	1,954	41	—
Mexican Peso Future	June 2022	11	274	1	—
MSCI EAFE® Index Future	June 2022	1	107	—	(2)
Nasdaq 100® E-Mini Future	June 2022	77	22,898	1,455	—
New Zealand Dollar Future	June 2022	2	139	—	(1)
Nikkei 225 Stock Average Future	June 2022	9	2,057	121	—
Russell 2000® E-Mini Future	June 2022	30	3,100	42	—
S&P 500® E-Mini Future	June 2022	117	26,505	—	(23)
SPI 200 Future	June 2022	1	140	—	— (1)
TOPIX Index Future	June 2022	5	799	50	—
3-Month SONIA Index Future	September 2022	2	644	—	— (1)
3-Month SONIA Index Future	December 2022	2	643	—	(4)
90-Day Bank Bill Future	December 2022	1	745	—	(1)
3-Month EURIBOR Future	March 2023	4	1,098	—	(4)
3-Month SONIA Index Future	March 2023	4	1,283	—	(5)
3-Month EURIBOR Future	June 2023	2	547	—	(3)
3-Month SONIA Index Future	June 2023	4	1,281	—	(1)
3-Month EURIBOR Future	September 2023	2	546	—	(3)
3-Month EURIBOR Future	December 2023	2	546	—	(2)
3-Month EURIBOR Future	June 2024	1	273	—	(1)
3-Month SONIA Index Future	June 2024	2	643	—	— (1)
3-Month SONIA Index Future	September 2024	2	644	—	(1)
3-Month SONIA Index Future	March 2025	1	322	—	— (1)
				$2,040	$(1,151)
See Notes to Financial Statements
19

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Exchange-Traded Futures contracts as of March 31, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Short Contracts:
FTSE China A50 Index Future	April 2022	(8)	$ (110)	$ —	$ (3)
Hang Seng Index Future	April 2022	(2)	(281)	—	(6)
Cattle Feeder Future	May 2022	(1)	(83)	1	—
KC HRW Wheat Future	May 2022	(2)	(103)	2	—
Natural Gas Future	May 2022	(23)	(1,298)	—	(90)
Wheat Future	May 2022	(7)	(352)	4	—
10 Year Canadian Bond Future	June 2022	(12)	(1,253)	30	—
10 Year U.S. Treasury Note Future	June 2022	(244)	(29,981)	549	—
10 Year Ultra Bond Future	June 2022	(84)	(11,379)	141	—
2 Year U.S. Treasury Note Future	June 2022	(70)	(14,834)	205	—
5 Year U.S. Treasury Note Future	June 2022	(114)	(13,074)	196	—
British Pound Future	June 2022	(33)	(2,708)	2	—
Euro Currency Future	June 2022	(67)	(9,295)	—	(14)
Japanese Yen Future	June 2022	(20)	(2,059)	29	—
Live Cattle Future	June 2022	(4)	(219)	—	(5)
MSCI Emerging Market Index Future	June 2022	(2)	(113)	—	(6)
Swiss Franc Future	June 2022	(1)	(136)	—	(2)
U.S. Ultra Bond Future	June 2022	(48)	(8,502)	50	—
Platinum Future	July 2022	(2)	(100)	—	(2)
3-Month Bank Acceptance Future	September 2022	(2)	(390)	— (1)	—
3-Month EURIBOR Future	September 2022	(2)	(554)	— (1)	—
90-Day Bank Bill Future	September 2022	(1)	(746)	— (1)	—
90-Day Euro Dollar Future	September 2022	(71)	(17,363)	182	—
3-Month Bank Acceptance Future	December 2022	(4)	(777)	3	—
3-Month EURIBOR Future	December 2022	(13)	(3,585)	6	—
90-Day Euro Dollar Future	December 2022	(90)	(21,901)	264	—
3-Month Bank Acceptance Future	March 2023	(4)	(775)	3	—
90-Day Euro Dollar Future	March 2023	(75)	(18,195)	264	—
90-Day Euro Dollar Future	June 2023	(81)	(19,616)	208	—
90-Day Euro Dollar Future	September 2023	(48)	(11,626)	95	—
90-Day Euro Dollar Future	December 2023	(28)	(6,788)	52	—
90-Day Euro Dollar Future	March 2024	(22)	(5,339)	39	—
90-Day Euro Dollar Future	June 2024	(51)	(12,389)	80	—
90-Day Euro Dollar Future	September 2024	(35)	(8,508)	54	—
90-Day Euro Dollar Future	December 2024	(27)	(6,567)	24	—
90-Day Euro Dollar Future	March 2025	(6)	(1,461)	—	(1)
90-Day Euro Dollar Future	June 2025	(8)	(1,950)	2	—
				2,485	(129)
Total				$4,525	$(1,280)
Footnote Legend:
(1)Amount is less than $500.
See Notes to Financial Statements
20

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$127,472	$ —	$127,472
Money Market Mutual Fund	9,142	9,142	—
Other Financial Instruments:
Futures Contracts	4,525	4,525	—
Total Assets	141,139	13,667	127,472
Liabilities:
Other Financial Instruments:
Futures Contracts	(1,280)	(1,280)	—
Total Liabilities	(1,280)	(1,280)	—
Total Investments	$139,859	$ 12,387	$127,472
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements
21

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.4%
Communication Services—14.2%
Addcn Technology Co., Ltd. (Taiwan)	5,732	$ 45
Autohome, Inc. ADR (China)	1,457	44
Baltic Classifieds Group plc (United Kingdom)(1)	41,786	75
NAVER Corp. (South Korea)	157	44
Sarana Menara Nusantara Tbk PT (Indonesia)	981,000	73
Tencent Holdings Ltd. (China)	1,300	60
Tongdao Liepin Group (China)(1)	13,000	30
Wirtualna Polska Holding S.A. (Poland)	1,864	51
		422

Consumer Discretionary—18.5%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	786	86
Allegro.eu S.A. (Poland)(1)	5,645	47
JD.com, Inc. ADR (China)(1)	1,233	71
JD.com, Inc. Class A (China)(1)	1,447	41
Prosus N.V. (Netherlands)(1)	824	45
Union Auction PCL (Thailand)	159,200	46
Vasta Platform Ltd. Class A (Brazil)(1)	37,828	216
		552

Consumer Staples—17.4%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,400	56
BIM Birlesik Magazalar AS (Turkey)	6,369	37
Carlsberg Brewery Malaysia Bhd (Malaysia)	11,200	58
Fraser and Neave Ltd. (Singapore)	58,700	59
Heineken Malaysia Bhd (Malaysia)	10,800	58
Pernod Ricard S.A. (France)	285	62
Taisun International Holding Corp. (Taiwan)	8,000	19
Thai Beverage PCL (Thailand)	142,500	75
Wal-Mart de Mexico SAB de C.V. (Mexico)	23,115	95
		519

Financials—8.4%
Bank Central Asia Tbk PT (Indonesia)	160,000	89
HDFC Bank Ltd. ADR (India)	974	60
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	571	28
United Overseas Bank Ltd. (Singapore)	3,100	72
		249

	Shares	Value

Health Care—2.4%
Prodia Widyahusada Tbk PT (Indonesia)	126,000	$ 70
Industrials—27.6%
Boa Vista Servicos S.A. (Brazil)	60,185	110
Credit Bureau Asia Ltd. (Singapore)	136,900	106
GFC Ltd. (Taiwan)	19,000	45
Grupa Pracuj S.A. (Poland)(1)	7,369	110
HeadHunter Group plc ADR (Russia)(3)	270	— (4)
NICE Information Service Co., Ltd. (South Korea)	4,472	72
S-1 Corp. (South Korea)	1,579	93
SaraminHR Co., Ltd. (South Korea)	1,814	61
Tegma Gestao Logistica S.A. (Brazil)	49,744	175
Voltronic Power Technology Corp. (Taiwan)	1,000	51
		823

Information Technology—5.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,375	143
Webcash Corp. (South Korea)	1,458	31
		174

Real Estate—1.1%
American Tower Corp. (United States)	126	32
Total Common Stocks (Identified Cost $3,134)		2,841

Total Long-Term Investments—95.4% (Identified Cost $3,134)		2,841

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(5)	97,937	98
Total Short-Term Investment (Identified Cost $98)		98

TOTAL INVESTMENTS—98.7% (Identified Cost $3,232)		$2,939
Other assets and liabilities, net—1.3%		39
NET ASSETS—100.0%		$2,978
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $28 or 0.9% of net assets.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Brazil	17%
China	13
Taiwan	10
South Korea	10
Singapore	8
Indonesia	8
Poland	7
Other	27
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
22

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$2,841	$1,106	$1,735	$— (1)
Money Market Mutual Fund	98	98	—	—
Total Investments	$2,939	$1,204	$1,735	$— (1)

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements
23

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Communication Services—15.0%
Addcn Technology Co., Ltd. (Taiwan)	1,105,009	$ 8,691
Autohome, Inc. ADR (China)	153,462	4,667
Baltic Classifieds Group plc (United Kingdom)(1)	4,735,936	8,536
Sarana Menara Nusantara Tbk PT (Indonesia)	117,568,800	8,749
Tongdao Liepin Group (China)(1)	3,003,800	6,777
Wirtualna Polska Holding S.A. (Poland)	358,347	9,809
		47,229

Consumer Discretionary—8.4%
Union Auction PCL (Thailand)(2)	38,012,000	11,004
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,913,275	10,944
Vivo Energy plc (United Kingdom)	2,552,062	4,557
		26,505

Consumer Staples—12.4%
Anhui Gujing Distillery Co., Ltd. Class B (China)	868,865	11,192
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,651,700	8,525
Clicks Group Ltd. (South Africa)	337,423	7,143
Heineken Malaysia Bhd (Malaysia)	1,742,500	9,307
Taisun International Holding Corp. (Taiwan)	1,230,074	2,988
		39,155

Financials—4.9%
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	117,991	5,853
Multi Commodity Exchange of India Ltd. (India)	491,441	9,132
VNV Global AB (Sweden)(1)	67,387	358
		15,343

Health Care—2.6%
Haw Par Corp., Ltd. (Singapore)	979,174	8,364
Industrials—35.6%
Boa Vista Servicos S.A. (Brazil)	7,695,532	14,046
	Shares	Value

Industrials—continued
Grupa Pracuj S.A. (Poland)(1)	852,241	$ 12,761
HeadHunter Group plc ADR (Russia)(4)	37,879	— (5)
IndiaMart InterMesh Ltd. (India)	74,500	4,219
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,864,000	4,372
Marel HF (Iceland)	1,175,070	6,851
NICE Information Service Co., Ltd. (South Korea)	633,897	10,272
S-1 Corp. (South Korea)	191,325	11,223
SaraminHR Co., Ltd. (South Korea)	349,485	11,772
Sporton International, Inc. (Taiwan)	1,431,256	9,383
Taiwan Secom Co. Ltd. (Taiwan)	1,137,874	4,319
Tegma Gestao Logistica S.A. (Brazil)(2)	5,350,944	18,769
Voltronic Power Technology Corp. (Taiwan)	90,178	4,551
		112,538

Information Technology—14.3%
Computer Age Management Services Ltd. (India)	307,663	9,337
Humanica PCL (Thailand)	13,196,200	4,976
Oracle Financial Services Software Ltd. (India)	271,577	12,795
TOTVS S.A. (Brazil)	1,052,052	8,079
Webcash Corp. (South Korea)	309,042	6,477
Younglimwon Soft Lab Co. Ltd. (South Korea)(2)	407,309	3,478
		45,142

Materials—3.9%
Avia Avian Tbk PT (Indonesia)(1)	116,536,552	6,326
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	5,988
		12,314

Total Common Stocks (Identified Cost $304,574)		306,590

Total Long-Term Investments—97.1% (Identified Cost $304,574)		306,590

	Shares	Value

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(6)	6,636,930	$ 6,637
Total Short-Term Investment (Identified Cost $6,637)		6,637

TOTAL INVESTMENTS—99.2% (Identified Cost $311,211)		$313,227
Other assets and liabilities, net—0.8%		2,603
NET ASSETS—100.0%		$315,830

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $5,853 or 1.9% of net assets.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount is less than $500.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Brazil	17%
South Korea	14
India	11
Taiwan	11
China	7
Poland	7
Malaysia	6
Other	27
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
24

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$306,590	$84,326	$222,264	$— (1)
Money Market Mutual Fund	6,637	6,637	—	—
Total Investments	$313,227	$90,963	$222,264	$— (1)

(1)	Amount is less than $500.
Security held by the Fund with an end of period value of $—(1) was transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements
25

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—23.1%
Adevinta ASA Class B (Norway)(1)	3,000,019	$ 27,388
Ascential plc (United Kingdom)(1)	14,543,345	65,895
Auto Trader Group plc (United Kingdom)	10,177,976	84,022
Baltic Classifieds Group plc (United Kingdom)(1)(2)	30,179,315	54,394
Dayamitra Telekomunikasi PT (Indonesia)(1)	851,766,000	45,692
Infrastrutture Wireless Italiane SpA (Italy)	5,423,736	60,715
Moneysupermarket.com Group plc (United Kingdom)	13,367,102	33,246
New Work SE (Germany)	241,565	49,185
Rightmove plc (United Kingdom)	11,176,260	92,368
		512,905

Consumer Discretionary—6.9%
Allegro.eu S.A. (Poland)(1)	6,454,616	54,064
Goldlion Holdings Ltd. (Hong Kong)	21,095,882	4,273
Max Stock Ltd. (Israel)(2)	8,799,684	23,405
Mercari, Inc. (Japan)(1)	2,559,600	66,073
Victorian Plumbing Group plc (United Kingdom)(1)	10,881,777	6,933
		154,748

Consumer Staples—6.1%
Anhui Gujing Distillery Co., Ltd. Class B (China)	3,615,401	46,568
BIM Birlesik Magazalar AS (Turkey)	6,264,809	36,124
Heineken Malaysia Bhd (Malaysia)	9,795,500	52,321
		135,013

Energy—2.9%
Pason Systems, Inc. (Canada)(2)	5,249,294	64,286
Financials—14.0%
Euroz Hartleys Group Ltd. (Australia)	3,951,411	4,873
Gruppo MutuiOnline SpA (Italy)	1,196,954	42,655
	Shares	Value

Financials—continued
Hargreaves Lansdown plc (United Kingdom)	3,249,962	$ 42,837
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	456,796	22,658
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	4,072,919	61,218
Nordnet AB publ (Sweden)	3,170,421	56,756
Numis Corp. plc (United Kingdom)	2,288,901	7,664
Sabre Insurance Group plc (United Kingdom)(2)	17,895,415	54,349
VNV Global AB (Sweden)(1)	3,313,564	17,617
		310,627

Health Care—5.4%
Haw Par Corp., Ltd. (Singapore)	10,346,812	88,383
Nakanishi, Inc. (Japan)	1,747,700	32,227
		120,610

Industrials—28.9%
Boa Vista Servicos S.A. (Brazil)	18,130,203	33,092
BTS Group AB Class B (Sweden)	19,142	685
CAE, Inc. (Canada)(1)	2,895,775	75,374
Enento Group Oyj (Finland)(1)	1,039,346	30,856
Haitian International Holdings Ltd. (Hong Kong)	32,310,301	83,316
HeadHunter Group plc ADR (Russia)(4)	2,282,731	2
Howden Joinery Group plc (United Kingdom)	2,615,560	26,221
Knorr-Bremse AG (Germany)	852,523	65,352
Lumax International Corp., Ltd. (Taiwan)(2)	6,839,259	17,795
Marel HF (Iceland)	12,711,855	74,117
Meitec Corp. (Japan)	867,000	46,967
MTU Aero Engines AG (Germany)	366,757	84,823
Rotork plc (United Kingdom)	7,315,741	31,151
S-1 Corp. (South Korea)	1,246,637	73,129
		642,880

Information Technology—10.3%
Alten S.A. (France)	564,604	85,214
Bouvet ASA (Norway)(2)	7,801,702	61,815
	Shares	Value

Information Technology—continued
Brockhaus Technologies AG (Germany)(1)(2)	774,496	$ 16,756
FDM Group Holdings plc (United Kingdom)	2,635,366	36,380
Fineos Corp., Ltd. CDI (Australia)(1)(2)	16,400,880	29,617
		229,782

Materials—1.7%
Corp. Moctezuma SAB de C.V. (Mexico)	11,570,944	36,941
Total Common Stocks (Identified Cost $2,231,790)		2,207,792

Warrant—0.0%
Financials—0.0%
VNV Global AB (Sweden)(1)	1,748,895	742
Total Warrant (Identified Cost $0)		742

Total Long-Term Investments—99.3% (Identified Cost $2,231,790)		2,208,534

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(5)	24,687,239	24,687
Total Short-Term Investment (Identified Cost $24,687)		24,687

TOTAL INVESTMENTS—100.4% (Identified Cost $2,256,477)		$2,233,221
Other assets and liabilities, net—(0.4)%		(8,841)
NET ASSETS—100.0%		$2,224,380

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
26

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $22,658 or 1.0% of net assets.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United Kingdom	26%
Germany	10
Canada	6
Japan	6
Italy	5
Hong Kong	4
Singapore	4
Other	39
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$2,207,792	$232,351	$1,975,439	$ 2
Warrant	742	742	—	—
Money Market Mutual Fund	24,687	24,687	—	—
Total Investments	$2,233,221	$257,780	$1,975,439	$ 2
Security held by the Fund with an end of period value of $2 was transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Financial Statements
27

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—7.8%
NAVER Corp. (South Korea)	362,814	$ 100,837
NetEase, Inc. (China)	1,182,500	21,336
NetEase, Inc. ADR (China)	197,861	17,746
Telkom Indonesia Persero Tbk PT (Indonesia)	161,883,785	51,503
Tencent Holdings Ltd. (China)	1,030,547	47,502
		238,924

Consumer Discretionary—14.9%
Alibaba Group Holding Ltd. (China)(1)	3,269,398	44,616
Baozun, Inc. Sponsored ADR (China)(1)	858,381	7,365
China Tourism Group Duty Free Corp., Ltd. Class A (China)	1,172,546	30,161
Eicher Motors Ltd. (India)	1,828,295	58,959
JD.com, Inc. ADR (China)(1)	582,617	33,716
JD.com, Inc. Class A (China)(1)	3,605,398	102,447
Magazine Luiza S.A. (Brazil)	5,596,454	8,052
MercadoLibre, Inc. (Brazil)(1)	14,064	16,729
Midea Group Co., Ltd. Class A (China)	4,927,282	43,948
Shenzhou International Group Holdings Ltd. (China)	4,029,765	53,201
Yum China Holdings, Inc. (China)	1,248,522	54,460
		453,654

Consumer Staples—19.0%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	13,644,772	36,031
Chacha Food Co., Ltd. Class A (China)	6,356,575	53,632
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	2,865,953	39,361
Hindustan Unilever Ltd. (India)	3,763,647	101,258
LG Household & Health Care Ltd. (South Korea)	49,973	35,251
President Chain Store Corp. (Taiwan)	7,472,438	68,538
Raia Drogasil S.A. (Brazil)	7,766,802	39,054
	Shares	Value

Consumer Staples—continued
Toly Bread Co., Ltd. Class A (China)	9,826,072	$ 31,061
Wal-Mart de Mexico SAB de C.V. (Mexico)	35,689,952	146,259
Wuliangye Yibin Co., Ltd. Class A (China)	1,146,341	27,831
		578,276

Energy—1.5%
Reliance Industries Ltd. (India)	1,302,152	45,038
Financials—14.9%
Bancolombia S.A. Sponsored ADR (Colombia)	240,521	10,261
Bank Central Asia Tbk PT (Indonesia)	89,444,887	49,718
Bank Rakyat Persero Tbk PT (Indonesia)	273,644,845	88,383
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	628,495	29,460
Housing Development Finance Corp., Ltd. (India)	1,973,339	61,702
Kotak Mahindra Bank Ltd. (India)	2,912,473	66,890
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,645,674	60,288
Siam Commercial Bank PCL (The) (Thailand)	7,983,500	27,224
United Overseas Bank Ltd. (Singapore)	2,660,725	62,256
		456,182

Health Care—2.0%
Hapvida Participacoes e Investimentos S.A. (Brazil)	12,684,917	31,759
Wuxi Biologics Cayman, Inc. (China)(1)	3,885,737	30,855
		62,614

Industrials—7.5%
Shanghai M&G Stationery, Inc. Class A (China)	6,296,852	48,394
Shenzhen Inovance Technology Co., Ltd. Class A (China)	1,744,397	15,575
Techtronic Industries Co., Ltd. (Hong Kong)	3,279,352	52,540
Voltas Ltd. (India)	2,184,813	35,695
WEG S.A. (Brazil)	4,059,018	29,754
	Shares	Value

Industrials—continued
Wuxi Lead Intelligent Equipment Co. Ltd. Class A (China)	5,050,768	$ 46,133
		228,091

Information Technology—26.2%
Accton Technology Corp. (Taiwan)	5,488,136	42,198
HCL Technologies Ltd. (India)	6,454,902	98,649
Infosys Ltd. (India)	2,718,310	68,074
Realtek Semiconductor Corp. (Taiwan)	1,027,502	15,263
Samsung Electronics Co., Ltd. (South Korea)	817,857	46,800
SK Hynix, Inc. (South Korea)	1,508,953	145,160
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	12,020,432	246,582
Tata Consultancy Services Ltd. (India)	1,132,469	55,656
TOTVS S.A. (Brazil)	4,877,485	37,454
Win Semiconductors Corp. (Taiwan)	4,605,069	42,379
		798,215

Materials—1.1%
Avia Avian Tbk PT (Indonesia)(1)	597,476,919	32,432
Utilities—4.0%
ENN Energy Holdings Ltd. (China)	2,998,413	44,784
Power Grid Corp. of India Ltd. (India)	26,921,650	76,752
		121,536

Total Common Stocks (Identified Cost $2,830,984)		3,014,962

Total Long-Term Investments—98.9% (Identified Cost $2,830,984)		3,014,962

See Notes to Financial Statements
28

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	41,017,191	$ 41,017
Total Short-Term Investment (Identified Cost $41,017)		41,017

TOTAL INVESTMENTS—100.2% (Identified Cost $2,872,001)		$3,055,979
Other assets and liabilities, net—(0.2)%		(7,301)
NET ASSETS—100.0%		$3,048,678
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	26%
India	22
Taiwan	14
South Korea	11
Indonesia	7
Brazil	5
Mexico	5
Other	10
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,014,962	$405,373	$2,609,589
Money Market Mutual Fund	41,017	41,017	—
Total Investments	$3,055,979	$446,390	$2,609,589
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
29

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.1%
Communication Services—0.5%
NAVER Corp. (South Korea)	17,014	$ 4,729
Consumer Discretionary—8.3%
EssilorLuxottica S.A. (France)	86,074	15,742
Ferrari N.V. (Italy)	66,291	14,442
Flutter Entertainment plc (Ireland)(1)	128,879	14,853
LVMH Moet Hennessy Louis Vuitton SE (France)	26,075	18,612
Yum China Holdings, Inc. (China)	246,904	10,770
		74,419

Consumer Staples—12.5%
Diageo plc (United Kingdom)	714,257	36,230
Kobe Bussan Co., Ltd. (Japan)	348,160	10,715
Mondelez International, Inc. Class A (United States)	205,065	12,874
Nestle S.A. Registered Shares (Switzerland)	282,140	36,683
Wal-Mart de Mexico SAB de C.V. (Mexico)	3,876,670	15,887
		112,389

Financials—3.4%
London Stock Exchange Group plc (United Kingdom)	291,231	30,370
Health Care—13.9%
Alcon, Inc. (Switzerland)	465,973	36,917
Eurofins Scientific SE (Luxembourg)	187,549	18,553
Hoya Corp. (Japan)	188,408	21,471
Lonza Group AG Registered Shares (Switzerland)(1)	35,286	25,568
Sartorius Stedim Biotech (France)	56,908	23,299
		125,808

	Shares	Value

Industrials—30.3%
Ashtead Group plc (United Kingdom)	286,835	$ 18,060
Boyd Group Services, Inc. (Canada)	119,238	15,792
CAE, Inc. (Canada)(1)	707,247	18,409
Canadian National Railway Co. (Canada)	296,066	39,715
Epiroc AB Class A (Sweden)	1,011,328	21,631
Experian plc (Ireland)	450,366	17,351
IMCD N.V. (Netherlands)	115,405	19,687
RELX plc (United Kingdom)	1,252,614	38,979
Rentokil Initial plc (United Kingdom)	4,214,746	29,033
Teleperformance (France)	58,450	22,263
Wolters Kluwer N.V. (Netherlands)	306,761	32,703
		273,623

Information Technology—24.1%
Adyen N.V. (Netherlands)(1)	6,149	12,179
Constellation Software, Inc. (Canada)	29,709	50,784
Halma plc (United Kingdom)	767,865	25,122
Keyence Corp. (Japan)	28,875	13,389
Mastercard, Inc. Class A (United States)	113,671	40,624
Obic Co., Ltd. (Japan)	167,166	25,038
Samsung Electronics Co., Ltd. (South Korea)	304,322	17,414
Tata Consultancy Services Ltd. (India)	670,167	32,936
		217,486

Materials—3.1%
Air Liquide S.A. (France)	158,684	27,761
Total Common Stocks (Identified Cost $661,257)		866,585

Total Long-Term Investments—96.1% (Identified Cost $661,257)		866,585

	Shares	Value

Short-Term Investment—3.8%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	34,117,917	$ 34,118
Total Short-Term Investment (Identified Cost $34,118)		34,118

TOTAL INVESTMENTS—99.9% (Identified Cost $695,375)		$900,703
Other assets and liabilities, net—0.1%		975
NET ASSETS—100.0%		$901,678

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	20%
Canada	14
France	12
Switzerland	11
United States	10
Japan	8
Netherlands	7
Other	18
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Financial Statements
30

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$866,585	$194,085	$672,500
Money Market Mutual Fund	34,118	34,118	—
Total Investments	$900,703	$228,203	$672,500
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements
31

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—4.8%
Alphabet, Inc. Class C (United States)(1)	4,250	$ 11,870
NAVER Corp. (South Korea)	15,187	4,221
		16,091

Consumer Discretionary—15.7%
Alibaba Group Holding Ltd. (China)(1)	292,463	3,991
Amazon.com, Inc. (United States)(1)	4,938	16,098
Booking Holdings, Inc. (Netherlands)(1)	2,733	6,418
EssilorLuxottica S.A. (France)	35,938	6,573
Flutter Entertainment plc (Ireland)(1)	64,650	7,451
JD.com, Inc. Class A (China)(1)	64,925	1,845
LVMH Moet Hennessy Louis Vuitton SE (France)	6,512	4,648
NIKE, Inc. Class B (United States)	45,677	6,146
		53,170

Consumer Staples—14.1%
Coca-Cola Co. (The) (United States)	219,606	13,616
Heineken N.V. (Netherlands)	94,350	9,023
Kobe Bussan Co., Ltd. (Japan)	116,441	3,583
Nestle S.A. Registered Shares (Switzerland)	124,308	16,162
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,314,066	5,385
		47,769

Financials—10.5%
CME Group, Inc. Class A (United States)	64,063	15,238
Housing Development Finance Corp., Ltd. (India)	331,706	10,372
London Stock Exchange Group plc (United Kingdom)	93,019	9,700
		35,310

Health Care—15.3%
Abbott Laboratories (United States)	26,907	3,185
Alcon, Inc. (Switzerland)	67,370	5,337
	Shares	Value

Health Care—continued
Becton Dickinson and Co. (United States)	27,766	$ 7,386
Boston Scientific Corp. (United States)(1)	217,587	9,637
Eurofins Scientific SE (Luxembourg)	55,267	5,467
Hoya Corp. (Japan)	58,858	6,707
Intuitive Surgical, Inc. (United States)(1)	2,947	889
UnitedHealth Group, Inc. (United States)	25,391	12,949
		51,557

Industrials—9.3%
Ashtead Group plc (United Kingdom)	72,122	4,541
Otis Worldwide Corp. (United States)	44,239	3,404
RELX plc (United Kingdom)	231,458	7,202
Rentokil Initial plc (United Kingdom)	928,297	6,395
Techtronic Industries Co., Ltd. (Hong Kong)	300,919	4,821
Teleperformance (France)	13,669	5,207
		31,570

Information Technology—24.2%
Adobe, Inc. (United States)(1)	15,735	7,169
Constellation Software, Inc. (Canada)	3,378	5,774
Mastercard, Inc. Class A (United States)	41,358	14,781
Microsoft Corp. (United States)	56,374	17,381
PayPal Holdings, Inc. (United States)(1)	58,953	6,818
Samsung Electronics Co., Ltd. (South Korea)	53,602	3,067
ServiceNow, Inc. (United States)(1)	8,859	4,934
Synopsys, Inc. (United States)(1)	5,810	1,936
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	77,003	8,028
Tata Consultancy Services Ltd. (India)	77,627	3,815
Visa, Inc. Class A (United States)	36,010	7,986
		81,689

	Shares	Value

Materials—4.4%
Air Liquide S.A. (France)	30,457	$ 5,328
Sherwin-Williams Co. (The) (United States)	13,394	3,344
Vulcan Materials Co. (United States)	33,091	6,079
		14,751

Total Common Stocks (Identified Cost $222,347)		331,907

Total Long-Term Investments—98.3% (Identified Cost $222,347)		331,907

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	4,330,326	4,330
Total Short-Term Investment (Identified Cost $4,330)		4,330

TOTAL INVESTMENTS—99.6% (Identified Cost $226,677)		$336,237
Other assets and liabilities, net—0.4%		1,256
NET ASSETS—100.0%		$337,493

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	52%
United Kingdom	8
France	7
Switzerland	6
Netherlands	5
India	4
Japan	3
Other	15
Total	100%
† % of total investments as of March 31, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
32

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$331,907	$196,451	$135,456
Money Market Mutual Fund	4,330	4,330	—
Total Investments	$336,237	$200,781	$135,456
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements
33

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—2.2%
Infrastrutture Wireless Italiane SpA (Italy)	16,449	$ 184
Consumer Discretionary—12.9%
adidas AG (Germany)	590	137
Booking Holdings, Inc. (Netherlands)(1)	109	256
EssilorLuxottica S.A. (France)	1,335	244
Ferrari N.V. (Italy)	596	130
Flutter Entertainment plc (Ireland)(1)	1,377	159
LVMH Moet Hennessy Louis Vuitton SE (France)	227	162
		1,088

Consumer Staples—16.9%
Diageo plc (United Kingdom)	5,947	302
Heineken N.V. (Netherlands)	2,294	219
L’Oreal S.A. (France)	234	93
Nestle S.A. Registered Shares (Switzerland)	3,342	435
Pernod Ricard S.A. (France)	778	171
Royal Unibrew A/S (Denmark)	1,381	129
Unilever plc (United Kingdom)	1,702	77
		1,426

Financials—7.4%
EXOR N.V. (Netherlands)	1,313	100
Groupe Bruxelles Lambert S.A. (Belgium)	1,569	162
KBC Group N.V. (Belgium)	1,208	87
London Stock Exchange Group plc (United Kingdom)	2,669	278
		627

Health Care—12.1%
Alcon, Inc. (Switzerland)	4,207	333
Eurofins Scientific SE (Luxembourg)	2,120	210
Lonza Group AG Registered Shares (Switzerland)(1)	324	235
Medtronic plc (United States)	1,068	118
Sartorius Stedim Biotech (France)	302	124
		1,020

	Shares	Value

Industrials—23.6%
Ashtead Group plc (United Kingdom)	3,793	$ 239
Epiroc AB Class A (Sweden)	6,802	146
Experian plc (Ireland)	3,544	137
IMCD N.V. (Netherlands)	1,033	176
RELX plc (United Kingdom)	4,795	149
Rentokil Initial plc (United Kingdom)	39,102	269
Teleperformance (France)	791	301
Vinci S.A. (France)	2,492	255
Wolters Kluwer N.V. (Netherlands)	2,983	318
		1,990

Information Technology—14.2%
Accenture plc Class A (United States)	1,037	350
Adyen N.V. (Netherlands)(1)	84	167
ASML Holding N.V. (Netherlands)	370	247
Edenred (France)	2,934	145
Halma plc (United Kingdom)	5,536	181
Netcompany Group A/S (Denmark)	1,658	109
		1,199

Materials—5.8%
Air Liquide S.A. (France)	1,418	248
Sika AG Registered Shares (Switzerland)	726	240
		488

Utilities—1.5%
EDP - Energias de Portugal S.A. (Portugal)	26,469	130
Total Common Stocks (Identified Cost $6,291)		8,152

Total Long-Term Investments—96.6% (Identified Cost $6,291)		8,152

	Shares	Value

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	239,755	$ 240
Total Short-Term Investment (Identified Cost $240)		240

TOTAL INVESTMENTS—99.4% (Identified Cost $6,531)		$8,392
Other assets and liabilities, net—0.6%		50
NET ASSETS—100.0%		$8,442

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
France	21%
United Kingdom	18
Netherlands	18
Switzerland	15
United States	8
Italy	4
Ireland	3
Other	13
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Financial Statements
34

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$8,152	$724	$7,428
Money Market Mutual Fund	240	240	—
Total Investments	$8,392	$964	$7,428
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Financial Statements
35

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Assets
Investment in securities at value(1)	$ 95,513	$ 532,087	$ 33,335	$ 10,338
Investment in affiliates at value(2)	—	—	—	15,970
Foreign currency at value(3)	—	— (a)	—	—
Cash	106	100	100	—
Receivables
Investment securities sold	477	—	—	—
Fund shares sold	61	2,252	1	6
Receivable from adviser	—	—	—	— (a)
Dividends	99	1,530	118	4
Tax reclaims	52	178	43	—
Prepaid Trustees’ retainer	1	7	— (a)	— (a)
Prepaid expenses	26	42	16	34
Other assets	9	52	3	3
Total assets	96,344	536,248	33,616	26,355
Liabilities
Due to custodian	6	—	—	—
Payables
Fund shares repurchased	— (a)	403	1	1
Investment securities purchased	954	—	—	4
Investment advisory fees	50	343	23	—
Distribution and service fees	12	12	1	3
Administration and accounting fees	8	44	3	3
Transfer agent and sub-transfer agent fees and expenses	14	86	3	6
Professional fees	16	18	18	12
Trustee deferred compensation plan	9	52	3	3
Interest expense and/or commitment fees	— (a)	—	— (a)	— (a)
Other accrued expenses	7	10	10	7
Total liabilities	1,076	968	62	39
Net Assets	$ 95,268	$ 535,280	$ 33,554	$ 26,316
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 72,448	$ 433,423	$ 33,583	$ 42,520
Accumulated earnings (loss)	22,820	101,857	(29)	(16,204)
Net Assets	$ 95,268	$ 535,280	$ 33,554	$ 26,316
Net Assets:
Class A	$ 35,296	$ 29,968	$ 3,078	$ 13,626
Class C	$ 5,382	$ 7,591	$ 233	$ 970
Class I	$ 42,778	$ 394,970	$ 30,243	$ 11,612
Class R6	$ 11,812	$ 102,751	$ —	$ 108
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,051,455	738,398	391,619	955,073
Class C	313,447	198,639	29,770	67,588
Class I	2,485,592	10,053,703	3,846,334	815,457
Class R6	685,290	2,602,410	—	7,564
Net Asset Value and Redemption Price Per Share:*
Class A	$ 17.21	$ 40.59	$ 7.86	$ 14.27
Class C	$ 17.17	$ 38.21	$ 7.82	$ 14.35
Class I	$ 17.21	$ 39.29	$ 7.86	$ 14.24
Class R6	$ 17.24	$ 39.48	$ —	$ 14.25
See Notes to Financial Statements
36

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 18.21	$ 42.95	$ 8.32	$ 15.10
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 75,779	$ 431,851	$ 28,291	$ 7,601
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 9,618
(3) Foreign currency at cost	$ —(a)	$ —(a)	$ —	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements
37

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Assets
Investment in securities at value(1)	$ 563,641	$ 136,614	$ 2,939	$ 269,032
Investment in affiliated funds at value(2)	—	—	—	44,195
Foreign currency at value(3)	—	—	—	51
Cash	100	1,000	50	100
Cash pledged as collateral for futures contracts	—	7,268	—	—
Due from broker	—	2,401	—	—
Receivables
Investment securities sold	7,614	—	2	1,646
Fund shares sold	3,479	9	—	949
Receivable from adviser	—	—	5	—
Dividends and interest	1,379	1	6	859
Tax reclaims	—	—	—	9
Prepaid Trustees’ retainer	7	2	— (a)	4
Prepaid expenses	46	19	— (a)	53
Other assets	56	15	— (a)	31
Total assets	576,322	147,329	3,002	316,929
Liabilities
Due to custodian	—	167	—	—
Variation margin payable on futures contracts	—	1,822	—	—
Payables
Fund shares repurchased	2,531	420	—	331
Foreign capital gains tax	—	—	—	290
Investment advisory fees	338	135	—	309
Distribution and service fees	36	32	— (a)	10
Administration and accounting fees	47	13	1	26
Transfer agent and sub-transfer agent fees and expenses	95	38	— (a)	59
Professional fees	21	21	21	26
Trustee deferred compensation plan	56	15	— (a)	31
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	—
Other accrued expenses	27	15	2	17
Total liabilities	3,151	2,678	24	1,099
Net Assets	$ 573,171	$ 144,651	$ 2,978	$ 315,830
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 291,060	$ 548,505	$ 3,447	$ 325,920
Accumulated earnings (loss)	282,111	(403,854)	(469)	(10,090)
Net Assets	$ 573,171	$ 144,651	$ 2,978	$ 315,830
Net Assets:
Class A	$ 146,644	$ 106,870	$ 86	$ 40,370
Class C	$ 6,621	$ 9,941	$ 83	$ 2,154
Class I	$ 257,488	$ 27,143	$ 95	$ 271,956
Class R6	$ 162,418	$ 697	$ 2,714	$ 1,350
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,495,101	7,247,934	10,221	2,934,085
Class C	248,629	722,913	10,000	158,073
Class I	9,685,247	1,804,671	11,326	19,680,571
Class R6	6,078,426	45,963	323,141	97,838
See Notes to Financial Statements
38

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 26.69	$ 14.74	$ 8.38	$ 13.76
Class C	$ 26.63	$ 13.75	$ 8.34	$ 13.63
Class I	$ 26.59	$ 15.04	$ 8.39	$ 13.82
Class R6	$ 26.72	$ 15.17	$ 8.40	$ 13.80
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 28.24	$ 15.60	$ 8.87	$ 14.56
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 295,080	$ 136,698	$ 3,232	$ 255,382
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 55,829
(3) Foreign currency at cost	$ —	$ —	$ —	$ 52

‡	Consolidated Statement of Assets and Liabilities
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements
39

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Assets
Investment in securities at value(1)	$ 1,849,586	$ 3,055,979	$ 900,703
Investment in affiliates at value(2)	383,635	—	—
Foreign currency at value(3)	1,095	2,211	6,879
Cash	1,000	2,000	1,000
Receivables
Investment securities sold	324	158	—
Fund shares sold	4,563	3,252	545
Dividends	6,090	8,607	1,252
Tax reclaims	1,036	1,718	1,946
Prepaid Trustees’ retainer	31	30	11
Prepaid expenses	84	19	42
Other assets	228	314	90
Total assets	2,247,672	3,074,288	912,468
Liabilities
Payables
Fund shares repurchased	20,662	8,608	1,891
Investment securities purchased	—	10,933	6,726
Foreign capital gains tax	—	1,393	1,079
Investment advisory fees	1,735	2,543	614
Distribution and service fees	42	103	48
Administration and accounting fees	187	250	74
Transfer agent and sub-transfer agent fees and expenses	270	1,013	161
Professional fees	86	79	24
Trustee deferred compensation plan	228	314	90
Interest expense and/or commitment fees	— (a)	8	1
Other accrued expenses	82	366	82
Total liabilities	23,292	25,610	10,790
Net Assets	$ 2,224,380	$ 3,048,678	$ 901,678
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ 337	$ 35
Capital paid in on shares of beneficial interest	2,330,551	3,036,575	698,486
Accumulated earnings (loss)	(106,171)	11,766	203,157
Net Assets	$ 2,224,380	$ 3,048,678	$ 901,678
Net Assets:
Class A	$ 71,904	$ 269,689	$ 182,840
Class C	$ 31,641	$ 51,537	$ 11,858
Class I	$ 1,912,609	$ 2,596,378	$ 644,437
Class R6	$ 208,226	$ 131,074	$ 62,543
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,985,411	31,060,216	7,054,794
Class C	1,785,434	6,238,574	486,090
Class I	105,653,032	285,437,573	24,790,452
Class R6	11,494,380	14,329,030	2,401,616
Net Asset Value and Redemption Price Per Share:*
Class A	$ 18.04	$ 8.68	$ 25.92
Class C	$ 17.72	$ 8.26	$ 24.39
Class I	$ 18.10	$ 9.10	$ 26.00
Class R6	$ 18.12	$ 9.15	$ 26.04
See Notes to Financial Statements
40

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 19.09	$ 9.19	$ 27.43
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,928,274	$ 2,872,001	$ 695,375
(2) Investment in affiliates at cost	$ 328,203	$ —	$ —
(3) Foreign currency at cost	$ 1,093	$ 2,209	$ 6,832

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements
41

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 336,237	$ 8,392
Cash	1,000	50
Receivables
Investment securities sold	265	—
Fund shares sold	148	— (a)
Dividends	187	3
Tax reclaims	233	22
Prepaid Trustees’ retainer	4	— (a)
Prepaid expenses	31	15
Other assets	34	1
Total assets	338,139	8,483
Liabilities
Due to custodian	— (a)	— (a)
Payables
Fund shares repurchased	145	10
Foreign capital gains tax	41	—
Investment advisory fees	223	1
Distribution and service fees	37	1
Administration and accounting fees	28	1
Transfer agent and sub-transfer agent fees and expenses	58	1
Professional fees	19	18
Trustee deferred compensation plan	34	1
Interest expense and/or commitment fees	— (a)	—
Other accrued expenses	61	8
Total liabilities	646	41
Net Assets	$ 337,493	$ 8,442
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 213,527	$ 6,697
Accumulated earnings (loss)	123,966	1,745
Net Assets	$ 337,493	$ 8,442
Net Assets:
Class A	$ 116,912	$ 2,471
Class C	$ 14,432	$ 303
Class I	$ 133,838	$ 5,668
Class R6	$ 72,311	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,763,908	215,557
Class C	1,083,976	27,739
Class I	7,694,326	493,488
Class R6	4,133,190	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 17.28	$ 11.46
Class C	$ 13.31	$ 10.92
Class I	$ 17.39	$ 11.49
Class R6	$ 17.50	$ —
See Notes to Financial Statements
42

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2022
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 18.29	$ 12.13
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 226,677	$ 6,531

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(a)	Amount is less than $500.
See Notes to Financial Statements
43

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$ 953	$ 5,726	$ 415	$ 100	$ 6,124
Dividends from affiliates	—	—	—	157	—
Foreign taxes withheld	(52)	(199)	(35)	—	—
Total investment income	901	5,527	380	257	6,124
Expenses
Investment advisory fees	292	2,172	172	— (1)	2,144
Distribution and service fees, Class A	41	36	4	16	186
Distribution and service fees, Class C	27	30	1	3	33
Administration and accounting fees	48	254	21	15	283
Transfer agent fees and expenses	19	105	7	5	119
Sub-transfer agent fees and expenses, Class A	15	167	1	7	105
Sub-transfer agent fees and expenses, Class C	3	3	— (2)	— (2)	4
Sub-transfer agent fees and expenses, Class I	17	164	14	5	160
Custodian fees	1	2	1	— (2)	— (2)
Printing fees and expenses	4	13	2	2	19
Professional fees	14	15	14	8	16
Interest expense and/or commitment fees	— (2)	1	— (2)	— (2)	2
Registration fees	23	28	15	16	35
Trustees’ fees and expenses	2	11	1	1	13
Miscellaneous expenses	6	12	3	3	24
Total expenses	512	3,013	256	81	3,143
Less net expenses reimbursed and/or waived by investment adviser(3)	(3)	(137)	(36)	— (2)	(115)
Net expenses	509	2,876	220	81	3,028
Net investment income (loss)	392	2,651	160	176	3,096
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,497	6,867	864	392	21,673
Investment in affiliates	—	—	—	71	—
Foreign currency transactions	(8)	(27)	(6)	—	—
Capital gain received from investments in underlying funds	—	—	—	44	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,796	21,734	(1,522)	1,400	33,915
Investment in affiliates	—	—	—	1,183	—
Foreign currency transactions	(1)	(18)	(2)	—	—
Net realized and unrealized gain (loss) on investments	10,284	28,556	(666)	3,090	55,588
Net increase (decrease) in net assets resulting from operations	$10,676	$31,207	$ (506)	$3,266	$58,684

(1)	The Adviser does not charge an advisory fee.
(2)	Amount is less than $500.
(3)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
44

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	FORT Trend Fund(1)	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund
Investment Income
Dividends	$ —(2)	$ 22	$ 2,215	$ 16,106
Dividends from affiliates	—	—	267	1,449
Interest	84	—	—	—
Foreign taxes withheld	—	(3)	(318)	(2,153)
Total investment income	84	19	2,164	15,402
Expenses
Investment advisory fees	764 (3)	14	2,305	13,025
Distribution and service fees, Class A	137	— (2)	63	113
Distribution and service fees, Class C	68	— (2)	12	195
Administration and accounting fees	80	5	192	1,420
Transfer agent fees and expenses	34	1	79	593
Sub-transfer agent fees and expenses, Class A	51	— (2)	35	53
Sub-transfer agent fees and expenses, Class C	10	— (2)	1	17
Sub-transfer agent fees and expenses, Class I	14	— (2)	152	993
Custodian fees	— (2)	— (2)	9	27
Printing fees and expenses	7	1	14	84
Professional fees	17	12	22	159
Interest expense and/or commitment fees	— (2)	— (2)	1	8
Registration fees	22	27	50	74
Trustees’ fees and expenses	4	— (2)	10	73
Miscellaneous expenses	15	3	10	63
Total expenses	1,223	63	2,955	16,897
Less net expenses reimbursed and/or waived by investment adviser(4)	—	(46)	—	—
Plus net expenses recaptured(4)	14	—	— (2)	— (2)
Net expenses	1,237	17	2,955	16,897
Net investment income (loss)	(1,153)	2	(791)	(1,495)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	62	(162)	(868)	72,445
Investment in affiliates	—	—	—	(58,680)
Foreign currency transactions	101	(1)	(75)	(534)
Foreign capital gains tax	—	—	(51)	—
Futures	(1,707)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(87)	(184)	(71,373)	(566,942)
Investment in affiliates	—	—	6,301	(101,601)
Foreign currency transactions	(1)	— (2)	3	(372)
Foreign capital gains tax	—	—	2,334	—
Futures	5,660	—	—	—
Net realized and unrealized gain (loss) on investments	4,028	(347)	(63,729)	(655,684)
Net increase (decrease) in net assets resulting from operations	$ 2,875	$(345)	$(64,520)	$(657,179)

(1)	Consolidated Statement of Operations
(2)	Amount is less than $500.
(3)	See Note 4A in Notes to Financial Statements.
(4)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
45

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2022
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 30,760	$ 3,159	$ 1,391	$ 22
Securities lending, net of fees	7	1	3	— (1)
Foreign taxes withheld	(4,660)	(352)	(58)	(2)
Total investment income	26,107	2,808	1,336	20
Expenses
Investment advisory fees	18,672	4,349	1,649	40
Distribution and service fees, Class A	407	246	159	3
Distribution and service fees, Class C	318	76	87	2
Administration and accounting fees	1,895	504	193	8
Transfer agent fees and expenses	804	218	85	2
Sub-transfer agent fees and expenses, Class A	274	100	48	2
Sub-transfer agent fees and expenses, Class C	35	8	7	— (1)
Sub-transfer agent fees and expenses, Class I	1,562	310	67	3
Custodian fees	124	11	3	2
Printing fees and expenses	149	30	12	1
Professional fees	59	24	17	13
Interest expense and/or commitment fees	47	6	1	— (1)
Registration fees	74	38	33	16
Trustees’ fees and expenses	117	26	10	— (1)
Miscellaneous expenses	198	59	30	2
Total expenses	24,735	6,005	2,401	94
Less net expenses reimbursed and/or waived by investment adviser(2)	(128)	(173)	(110)	(35)
Net expenses	24,607	5,832	2,291	59
Net investment income (loss)	1,500	(3,024)	(955)	(39)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	75,891	34,442	28,536	61
Foreign currency transactions	(978)	(414)	(84)	— (1)
Foreign capital gains tax	(24,616)	(566)	(247)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(417,150)	(112,808)	(38,014)	(830)
Foreign currency transactions	16	8	— (1)	(1)
Foreign capital gains tax	41,838	1,755	658	—
Net realized and unrealized gain (loss) on investments	(324,999)	(77,583)	(9,151)	(770)
Net increase (decrease) in net assets resulting from operations	$(323,499)	$ (80,607)	$(10,106)	$(809)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
46

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 392	$ 849	$ 2,651	$ 4,658
Net realized gain (loss)	4,489	4,483	6,840	12,877
Net change in unrealized appreciation (depreciation)	5,795	5,783	21,716	66,949
Increase (decrease) in net assets resulting from operations	10,676	11,115	31,207	84,484
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,785)	(717)	(814)	—
Class C	(272)	(133)	(132)	—
Class I	(2,272)	(908)	(12,094)	(974)
Class R6	(609)	(255)	(3,450)	(407)
Total dividends and distributions to shareholders	(4,938)	(2,013)	(16,490)	(1,381)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1,316	(1,915)	1,895	2,118
Class C	(480)	(5,287)	1,832	(2,430)
Class I	238	3,057	40,340	117,646
Class R6	1,011	543	8,994	18,626
Increase (decrease) in net assets from capital transactions	2,085	(3,602)	53,061	135,960
Net increase (decrease) in net assets	7,823	5,500	67,778	219,063
Net Assets
Beginning of period	87,445	81,945	467,502	248,439
End of Period	$ 95,268	$ 87,445	$ 535,280	$ 467,502
See Notes to Financial Statements
47

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 160	$ 583	$ 176	$ 66
Net realized gain (loss)	858	938	507	1,049
Net change in unrealized appreciation (depreciation)	(1,524)	3,481	2,583	3,861
Increase (decrease) in net assets resulting from operations	(506)	5,002	3,266	4,976
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(54)	—	(95)	(84)
Class C	—	—	(3)	—
Class I	(516)	—	(84)	(81)
Total dividends and distributions to shareholders	(570)	—	(182)	(165)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(421)	1,489	(691)	(2,018)
Class C	(36)	(341)	452	(286)
Class I	581	457	652	(1,115)
Class R6	—	—	100	—
Increase (decrease) in net assets from capital transactions	124	1,605	513	(3,419)
Net increase (decrease) in net assets	(952)	6,607	3,597	1,392
Net Assets
Beginning of period	34,506	27,899	22,719	21,327
End of Period	$ 33,554	$ 34,506	$ 26,316	$ 22,719
See Notes to Financial Statements
48

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Fund		FORT Trend Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022(1) (Unaudited)	Year Ended September 30, 2021(1)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,096	$ 4,712	$ (1,153)	$ (2,946)
Net realized gain (loss)	21,673	23,945	(1,544)	4,437
Net change in unrealized appreciation (depreciation)	33,915	142,614	5,572	(2,091)
Increase (decrease) in net assets resulting from operations	58,684	171,271	2,875	(600)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,495)	(7,694)	—	—
Class C	(223)	(351)	—	—
Class I	(9,647)	(12,799)	—	—
Class R6	(6,545)	(7,731)	—	—
Total dividends and distributions to shareholders	(21,910)	(28,575)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(6,938)	(108,143)	(3,745)	5,088
Class C	(43)	(2,944)	(7,510)	(44,433)
Class I	7,016	(99,443)	(3,256)	(10,302)
Class R6	454	71,200	5	(40)
Increase (decrease) in net assets from capital transactions	489	(139,330)	(14,506)	(49,687)
Net increase (decrease) in net assets	37,263	3,366	(11,631)	(50,287)
Net Assets
Beginning of period	535,908	532,542	156,282	206,569
End of Period	$ 573,171	$ 535,908	$ 144,651	$ 156,282

(1)	Consolidated Statement of Changes in Net Assets.
See Notes to Financial Statements
49

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2022 (Unaudited)	From Inception June 22, 2021 to September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2	$ 3	$ (791)	$ 697
Net realized gain (loss)	(163)	(2)	(994)	25,184
Net change in unrealized appreciation (depreciation)	(184)	(109)	(62,735)	20,777
Increase (decrease) in net assets resulting from operations	(345)	(108)	(64,520)	46,658
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1)	—	(4,301)	(503)
Class C	(—) (1)	—	(175)	(10)
Class I	(1)	—	(27,545)	(2,695)
Class R6	(14)	—	(99)	(2)
Total dividends and distributions to shareholders	(16)	—	(32,120)	(3,210)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	2	100	(4,587)	9,717
Class C	—	100	191	1,089
Class I	12	100	(5,459)	144,668
Class R6	433	2,700	385	1,057
Increase (decrease) in net assets from capital transactions	447	3,000	(9,470)	156,531
Net increase (decrease) in net assets	86	2,892	(106,110)	199,979
Net Assets
Beginning of period	2,892	—	421,940	221,961
End of Period	$ 2,978	$ 2,892	$ 315,830	$ 421,940

(1)	Amount is less than $500.
See Notes to Financial Statements
50

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		Vontobel Emerging Markets Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,495)	$ 12,876	$ 1,500	$ (3,341)
Net realized gain (loss)	13,231	154,363	50,297	941,257
Net increase from payment by affiliate	—	81	—	—
Net change in unrealized appreciation (depreciation)	(668,915)	453,864	(375,296)	(347,650)
Increase (decrease) in net assets resulting from operations	(657,179)	621,184	(323,499)	590,266
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7,342)	(842)	(66,729)	(1,489)
Class C	(2,873)	(123)	(13,137)	—
Class I	(211,939)	(24,779)	(656,363)	(35,907)
Class R6	(22,516)	(2,466)	(30,881)	(1,604)
Total dividends and distributions to shareholders	(244,670)	(28,210)	(767,110)	(39,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,077)	(422)	2,105	(36,686)
Class C	967	(805)	(2,429)	(37,190)
Class I	7,848	460,825	(594,828)	(1,547,829)
Class R6	12,475	161,171	(29,521)	(12,971)
Increase (decrease) in net assets from capital transactions	20,213	620,769	(624,673)	(1,634,676)
Net increase (decrease) in net assets	(881,636)	1,213,743	(1,715,282)	(1,083,410)
Net Assets
Beginning of period	3,106,016	1,892,273	4,763,960	5,847,370
End of Period	$ 2,224,380	$ 3,106,016	$ 3,048,678	$ 4,763,960
See Notes to Financial Statements
51

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Foreign Opportunities Fund		Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (3,024)	$ (2,146)	$ (955)	$ (1,103)
Net realized gain (loss)	33,462	211,266	28,205	59,713
Net change in unrealized appreciation (depreciation)	(111,045)	(23,283)	(37,356)	8,656
Increase (decrease) in net assets resulting from operations	(80,607)	185,837	(10,106)	67,266
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(40,624)	(12,411)	(22,330)	(2,494)
Class C	(3,280)	(2,092)	(3,698)	(678)
Class I	(156,090)	(55,581)	(26,621)	(3,522)
Class R6	(12,796)	(5,866)	(15,811)	(1,766)
Total dividends and distributions to shareholders	(212,790)	(75,950)	(68,460)	(8,460)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	34,642	9,257	11,894	2,357
Class C	(1,677)	(14,341)	(1,186)	(9,061)
Class I	56,113	(62,500)	(14,824)	(718)
Class R6	13,409	(25,630)	2,304	(14,285)
Increase (decrease) in net assets from capital transactions	102,487	(93,214)	(1,812)	(21,707)
Net increase (decrease) in net assets	(190,910)	16,673	(80,378)	37,099
Net Assets
Beginning of period	1,092,588	1,075,915	417,871	380,772
End of Period	$ 901,678	$ 1,092,588	$ 337,493	$ 417,871
See Notes to Financial Statements
52

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (39)	$ —
Net realized gain (loss)	61	323
Net change in unrealized appreciation (depreciation)	(831)	1,169
Increase (decrease) in net assets resulting from operations	(809)	1,492
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(114)	(67)
Class C	(15)	(25)
Class I	(283)	(229)
Total dividends and distributions to shareholders	(412)	(321)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(31)	1,060
Class C	(35)	(109)
Class I	(71)	3,200
Increase (decrease) in net assets from capital transactions	(137)	4,151
Net increase (decrease) in net assets	(1,358)	5,322
Net Assets
Beginning of period	9,800	4,478
End of Period	$ 8,442	$ 9,800
See Notes to Financial Statements
53

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/21 to 3/31/22(6)	$16.17	0.06	—	1.89	1.95	(0.07)	(0.84)	(0.91)	—	1.04	$17.21	12.35%	$ 35,296	1.25%	1.25%	0.75%	16%
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
10/1/16 to 9/30/17	14.22	0.29	—	1.15	1.44	(0.28)	(0.38)	(0.66)	—	0.78	15.00	10.70 (7)	37,401	1.29 (7)	1.30	2.04 (7)	56
Class C
10/1/21 to 3/31/22(6)	$16.14	— (8)	—	1.88	1.88	(0.01)	(0.84)	(0.85)	—	1.03	$17.17	11.94%	$ 5,382	2.01%	2.01%	(0.01) %	16%
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
10/1/16 to 9/30/17	14.17	0.18	—	1.14	1.32	(0.17)	(0.38)	(0.55)	—	0.77	14.94	9.84 (7)	25,144	2.04 (7)	2.05	1.30 (7)	56
Class I
10/1/21 to 3/31/22(6)	$16.17	0.08	—	1.89	1.97	(0.09)	(0.84)	(0.93)	—	1.04	$17.21	12.48%	$ 42,778	0.99%	0.99%	1.01%	16%
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
10/1/16 to 9/30/17	14.23	0.33	—	1.14	1.47	(0.32)	(0.38)	(0.70)	—	0.77	15.00	10.92 (7)	56,361	1.04 (7)	1.04	2.29 (7)	56
Class R6
10/1/21 to 3/31/22(6)	$16.20	0.10	—	1.89	1.99	(0.11)	(0.84)	(0.95)	—	1.04	$17.24	12.61%	$ 11,812	0.85%	0.91%	1.15%	16%
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (9)	0.93	2.02	30
1/30/18 (10) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (11)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/21 to 3/31/22(6)	$39.17	0.15	—	2.43	2.58	(0.46)	(0.70)	(1.16)	—	1.42	$40.59	6.53%	$ 29,968	1.40%	2.42%	0.76%	6%
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
10/1/16 to 9/30/17	28.97	0.39	—	0.07	0.46	(0.72)	(0.07)	(0.79)	—	(0.33)	28.64	1.82	23,626	1.40	1.68	1.41	36
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
54

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$36.81	0.02	—	2.25	2.27	(0.17)	(0.70)	(0.87)	—	1.40	$38.21	6.09%	$ 7,591	2.15% (12)(13)	2.12%	0.09%	6%
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
10/1/16 to 9/30/17	28.41	0.23	—	0.02	0.25	(0.47)	(0.07)	(0.54)	—	(0.29)	28.12	1.06	10,771	2.15	2.31	0.86	36
Class I
10/1/21 to 3/31/22(6)	$38.04	0.20	—	2.36	2.56	(0.61)	(0.70)	(1.31)	—	1.25	$39.29	6.66%	$ 394,970	1.15% (12)(13)	1.11%	1.01%	6%
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (12)(13)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
10/1/16 to 9/30/17	29.19	0.54	—	(0.02)	0.52	(0.87)	(0.07)	(0.94)	—	(0.42)	28.77	2.02	154,704	1.15	1.31	1.93	36
Class R6
10/1/21 to 3/31/22(6)	$38.26	0.25	—	2.37	2.62	(0.70)	(0.70)	(1.40)	—	1.22	$39.48	6.77%	$ 102,751	0.89%	1.02%	1.26%	6%
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (9)	1.08	1.75	31
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (9)	1.09	2.92	41
11/3/16 (10) to 9/30/17	26.78	0.50	—	2.47	2.97	(0.89)	(0.07)	(0.96)	—	2.01	28.79	11.39	7,791	1.04	1.12	1.92	36 (11)

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/21 to 3/31/22(6)	$ 8.11	0.03	—	(0.16)	(0.13)	(0.12)	—	(0.12)	—	(0.25)	$ 7.86	(1.59) %	$ 3,078	1.50%	1.70%	0.67%	16%
10/1/20 to 9/30/21	6.79	0.14	—	1.18	1.32	—	—	—	—	1.32	8.11	19.44	3,612	1.50	1.75	1.69	71
10/1/19 to 9/30/20	7.96	0.09	—	(0.63)	(0.54)	(0.63)	—	(0.63)	—	(1.17)	6.79	(7.72)	1,843	1.50	1.75	1.32	34
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	(0.44)	—	(0.32)	6.93	2.53	2,506	1.50	1.99	1.94	24
Class C
10/1/21 to 3/31/22(6)	$ 7.98	— (8)	—	(0.16)	(0.16)	—	—	—	—	(0.16)	$ 7.82	(2.01) %	$ 233	2.25%	2.54%	(0.07) %	16%
10/1/20 to 9/30/21	6.73	0.06	—	1.19	1.25	—	—	—	—	1.25	7.98	18.57	273	2.25	2.57	0.74	71
10/1/19 to 9/30/20	7.92	0.04	—	(0.63)	(0.59)	(0.60)	—	(0.60)	—	(1.19)	6.73	(8.37)	526	2.25	2.50	0.61	34
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	(0.39)	—	(0.32)	6.89	1.72	957	2.25	2.73	1.32	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
55

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps International Real Estate Securities Fund (Continued)
Class I
10/1/21 to 3/31/22(6)	$ 8.11	0.04	—	(0.16)	(0.12)	(0.13)	—	(0.13)	—	(0.25)	$ 7.86	(1.47) %	$ 30,243	1.25%	1.46%	0.97%	16%
10/1/20 to 9/30/21	6.78	0.15	—	1.18	1.33	—	—	—	—	1.33	8.11	19.62	30,621	1.25	1.51	1.89	71
10/1/19 to 9/30/20	7.93	0.11	—	(0.62)	(0.51)	(0.64)	—	(0.64)	—	(1.15)	6.78	(7.37)	25,530	1.25	1.49	1.50	34
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	(0.45)	—	(0.32)	6.94	2.79	21,573	1.25	1.72	2.45	24

Duff & Phelps Real Asset Fund
Class A
10/1/21 to 3/31/22(6)	$12.55	0.10	—	1.72	1.82	(0.10)	—	(0.10)	—	1.72	$14.27	14.59%	$ 13,626	0.79%	0.79%	1.54%	7%
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (14)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (14)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	(0.20)	—	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
Class C
10/1/21 to 3/31/22(6)	$12.64	(0.11)	—	1.89	1.78	(0.07)	—	(0.07)	—	1.71	$14.35	14.18%	$ 970	1.59%	1.59%	(1.67) %	7%
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (14)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (14)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	(0.04)	—	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
Class I
10/1/21 to 3/31/22(6)	$12.52	0.11	—	1.72	1.83	(0.11)	—	(0.11)	—	1.72	$14.24	14.69%	$ 11,612	0.53%	0.53%	1.62%	7%
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (14)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (14)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	(0.25)	—	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4
Class R6
1/31/22 (10) to 3/31/22(6)	$13.22	(0.21)	—	1.24	1.03	—	—	—	—	1.03	$14.25	7.79%	$ 108	0.20%	0.41%	(9.64) %	7% (11)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
56

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Fund
Class A
10/1/21 to 3/31/22(6)	$24.94	0.11	—	2.64	2.75	(0.11)	(0.89)	(1.00)	—	1.75	$26.69	10.95%	$ 146,644	1.32%	1.32%	0.83%	5%
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
10/1/18 to 9/30/19	26.76	0.37	—	3.34	3.71	(0.42)	(3.72)	(4.14)	—	(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
10/1/17 to 9/30/18	30.43	0.31	—	0.75	1.06	(0.30)	(4.43)	(4.73)	—	(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
10/1/16 to 9/30/17	36.87	0.38	—	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)	—	(6.44)	30.43	0.63 (7)	331,957	1.39 (7)	1.39	1.21 (7)	20
Class C
10/1/21 to 3/31/22(6)	$24.90	0.01	—	2.64	2.65	(0.03)	(0.89)	(0.92)	—	1.73	$26.63	10.53%	$ 6,621	2.05%	2.05%	0.10%	5%
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
10/1/18 to 9/30/19	26.69	0.19	—	3.32	3.51	(0.22)	(3.72)	(3.94)	—	(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
10/1/17 to 9/30/18	30.35	0.12	—	0.76	0.88	(0.11)	(4.43)	(4.54)	—	(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
10/1/16 to 9/30/17	36.77	0.15	—	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)	—	(6.42)	30.35	(0.09) (7)	43,219	2.13 (7)	2.13	0.48 (7)	20
Class I
10/1/21 to 3/31/22(6)	$24.85	0.15	—	2.63	2.78	(0.15)	(0.89)	(1.04)	—	1.74	$26.59	11.11%	$ 257,488	1.06%	1.06%	1.10%	5%
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
10/1/18 to 9/30/19	26.71	0.44	—	3.34	3.78	(0.49)	(3.72)	(4.21)	—	(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
10/1/17 to 9/30/18	30.39	0.40	—	0.73	1.13	(0.38)	(4.43)	(4.81)	—	(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
10/1/16 to 9/30/17	36.83	0.46	—	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)	—	(6.44)	30.39	0.90 (7)	539,098	1.13 (7)	1.13	1.49 (7)	20
Class R6
10/1/21 to 3/31/22(6)	$24.96	0.18	—	2.65	2.83	(0.18)	(0.89)	(1.07)	—	1.76	$26.72	11.26%	$ 162,418	0.79%	0.93%	1.33%	5%
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
10/1/18 to 9/30/19	26.72	0.51	—	3.32	3.83	(0.53)	(3.72)	(4.25)	—	(0.42)	26.30	17.94	38,915	0.87 (9)	0.95	2.11	30
10/1/17 to 9/30/18	30.39	0.47	—	0.71	1.18	(0.42)	(4.43)	(4.85)	—	(3.67)	26.72	4.50	26,210	0.93 (9)	0.95	1.75	12
10/1/16 to 9/30/17	36.84	0.50	—	(0.48)	0.02	(0.53)	(5.94)	(6.47)	—	(6.45)	30.39	1.06 (7)	19,880	0.98 (7)	0.98	1.62 (7)	20

FORT Trend Fund
Class A
10/1/21 to 3/31/22(6)(15)	$14.50	(0.11)	—	0.35	0.24	—	—	—	—	0.24	$14.74	1.72%	$ 106,870	1.60% (12)(13)	1.58%	(1.49) %	0%
10/1/20 to 9/30/21(15)	14.55	(0.22)	—	0.17	(0.05)	—	—	—	—	(0.05)	14.50	(0.34)	108,701	1.60	1.77	(1.53)	0
10/1/19 to 9/30/20(15)	15.16	(0.04)	—	(0.57)	(0.61)	—	—	—	—	(0.61)	14.55	(4.02)	104,017	1.59 (12)	1.59	(0.25)	198
10/1/18 to 9/30/19	15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	(0.63)	15.16	(3.99)	108,998	1.56 (12)	1.56	0.19	228
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (12)	1.56	0.08	57
10/1/16 to 9/30/17	12.23	0.03	—	1.34	1.37	—	—	—	—	1.37	13.60	11.20	134,267	1.51 (9)	1.60	0.23	92
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
57

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
FORT Trend Fund (Continued)
Class C
10/1/21 to 3/31/22(6)(15)	$13.57	(0.16)	—	0.34	0.18	—	—	—	—	0.18	$13.75	1.33%	$ 9,941	2.35%	2.39%	(2.25) %	0%
10/1/20 to 9/30/21(15)	13.73	(0.31)	—	0.15	(0.16)	—	—	—	—	(0.16)	13.57	(1.17)	17,109	2.35	2.53	(2.27)	0
10/1/19 to 9/30/20(15)	14.41	(0.13)	—	(0.55)	(0.68)	—	—	—	—	(0.68)	13.73	(4.72)	61,735	2.34 (12)	2.34	(0.96)	198
10/1/18 to 9/30/19	15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	(0.71)	14.41	(4.70)	128,143	2.30 (12)	2.30	(0.57)	228
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (12)	2.29	(0.65)	57
10/1/16 to 9/30/17	11.88	(0.06)	—	1.29	1.23	—	—	—	—	1.23	13.11	10.35	257,078	2.21 (9)	2.35	(0.47)	92
Class I
10/1/21 to 3/31/22(6)(15)	$14.77	(0.09)	—	0.36	0.27	—	—	—	—	0.27	$15.04	1.83%	$ 27,143	1.35% (12)(13)	1.33%	(1.24) %	0%
10/1/20 to 9/30/21(15)	14.79	(0.19)	—	0.17	(0.02)	—	—	—	—	(0.02)	14.77	(0.14)	29,793	1.35	1.52	(1.28)	0
10/1/19 to 9/30/20(15)	15.37	0.01	—	(0.59)	(0.58)	—	—	—	—	(0.58)	14.79	(3.77)	40,098	1.33 (12)	1.33	0.05	198
10/1/18 to 9/30/19	15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	(0.60)	15.37	(3.76)	73,639	1.31 (12)	1.31	0.42	228
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (12)	1.30	0.34	57
10/1/16 to 9/30/17	12.31	0.06	—	1.34	1.40	—	—	—	—	1.40	13.71	11.37	148,047	1.29 (9)	1.35	0.45	92
Class R6
10/1/21 to 3/31/22(6)(15)	$14.89	(0.09)	—	0.37	0.28	—	—	—	—	0.28	$15.17	1.88%	$ 697	1.26% (12)(13)	1.23%	(1.15) %	0%
10/1/20 to 9/30/21(15)	14.90	(0.18)	—	0.17	(0.01)	—	—	—	—	(0.01)	14.89	(0.07)	679	1.26	1.43	(1.19)	0
10/1/19 to 9/30/20(15)	15.47	0.01	—	(0.58)	(0.57)	—	—	—	—	(0.57)	14.90	(3.68)	719	1.24 (12)	1.24	0.09	198
10/1/18 to 9/30/19	16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	(0.58)	15.47	(3.61)	602	1.21 (12)	1.21	0.53	228
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	2.28	16.05	16.56	625	1.20 (12)	1.20	0.50	57
10/1/16 to 9/30/17	12.34	0.08	—	1.35	1.43	—	—	—	—	1.43	13.77	11.59	203	1.16 (9)	1.23	0.58	92

KAR Developing Markets Fund
Class A
10/1/21 to 3/31/22(6)	$ 9.63	(0.01)	—	(1.19)	(1.20)	(0.01)	(0.04)	(0.05)	—	(1.25)	$ 8.38	(12.55) %	$ 86	1.55%	4.85%	(0.16) %	6%
6/22/21 (10) to 9/30/21	10.00	— (8)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (11)
Class C
10/1/21 to 3/31/22(6)	$ 9.61	(0.04)	—	(1.19)	(1.23)	—	(0.04)	(0.04)	—	(1.27)	$ 8.34	(12.88) %	$ 83	2.30%	5.60%	(0.91) %	6%
6/22/21 (10) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (11)
Class I
10/1/21 to 3/31/22(6)	$ 9.64	— (8)	—	(1.19)	(1.19)	(0.02)	(0.04)	(0.06)	—	(1.25)	$ 8.39	(12.48) %	$ 95	1.30%	4.60%	0.08%	6%
6/22/21 (10) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (11)
Class R6
10/1/21 to 3/31/22(6)	$ 9.64	0.01	—	(1.19)	(1.18)	(0.02)	(0.04)	(0.06)	—	(1.24)	$ 8.40	(12.36) %	$ 2,714	1.22%	4.51%	0.17%	6%
6/22/21 (10) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (11)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
58

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/21 to 3/31/22(6)	$17.61	(0.05)	—	(2.48)	(2.53)	(0.33)	(0.99)	(1.32)	—	(3.85)	$13.76	(15.21) %	$ 40,370	1.81% (9)(12)(13)	1.79%	(0.66) %	11%
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (12)(13)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
10/1/16 to 9/30/17	9.29	0.15	—	1.68	1.83	(0.17)	—	(0.17)	—	1.66	10.95	20.12	1,647	1.84	2.97	1.47	28
Class C
10/1/21 to 3/31/22(6)	$17.41	(0.11)	—	(2.46)	(2.57)	(0.22)	(0.99)	(1.21)	—	(3.78)	$13.63	(15.53) %	$ 2,154	2.53% (9)(12)(13)	2.50%	(1.40) %	11%
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (12)(13)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
10/1/16 to 9/30/17	9.31	0.08	—	1.69	1.77	(0.12)	—	(0.12)	—	1.65	10.96	19.31	317	2.59	3.73	0.78	28
Class I
10/1/21 to 3/31/22(6)	$17.72	(0.03)	—	(2.49)	(2.52)	(0.39)	(0.99)	(1.38)	—	(3.90)	$13.82	(15.06) %	$ 271,956	1.49% (9)	1.49%	(0.37) %	11%
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (12)(13)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
10/1/16 to 9/30/17	9.31	0.16	—	1.70	1.86	(0.18)	—	(0.18)	—	1.68	10.99	20.42	8,673	1.59	2.75	1.60	28
Class R6
10/1/21 to 3/31/22(6)	$17.74	(0.02)	—	(2.49)	(2.51)	(0.44)	(0.99)	(1.43)	—	(3.94)	$13.80	(15.04) %	$ 1,350	1.40% (9)	1.40%	(0.30) %	11%
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (12)(13)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (10) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (14)	1.62	1.44	44 (11)

KAR International Small-Mid Cap Fund
Class A
10/1/21 to 3/31/22(6)	$24.72	(0.04)	—	(4.81)	(4.85)	(0.44)	(1.39)	(1.83)	—	(6.68)	$18.04	(21.04) %	$ 71,904	1.44% (12)	1.44%	(0.37) %	14%
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (8)	5.57	24.72	30.29 (16)	100,353	1.53 (9)(12)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (12)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (8)	(0.20)	16.95	(0.05) (16)	70,958	1.55 (12)	1.55	2.66	30
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
10/1/16 to 9/30/17	13.01	0.16	—	3.34	3.50	(0.29)	—	(0.29)	—	3.21	16.22	27.42	18,479	1.60	1.66	1.07	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
59

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR International Small-Mid Cap Fund (Continued)
Class C
10/1/21 to 3/31/22(6)	$24.23	(0.12)	—	(4.73)	(4.85)	(0.27)	(1.39)	(1.66)	—	(6.51)	$17.72	(21.34) %	$ 31,641	2.16% (12)(13)	2.16%	(1.09) %	14%
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (8)	5.45	24.23	29.43 (16)	42,388	2.25 (9)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (12)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (8)	(0.25)	16.64	(0.78) (16)	37,210	2.29 (12)	2.29	1.93	30
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (12)	2.27	0.18	21
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	(0.23)	—	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
Class I
10/1/21 to 3/31/22(6)	$24.86	(0.01)	—	(4.83)	(4.84)	(0.53)	(1.39)	(1.92)	—	(6.76)	$18.10	(20.93) %	$1,912,609	1.15% (12)	1.15%	(0.09) %	14%
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (8)	5.61	24.86	30.69 (16)	2,685,996	1.24 (9)(12)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (12)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (8)	(0.21)	17.03	0.18 (16)	1,372,552	1.30 (12)	1.30	2.96	30
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	(0.31)	—	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
Class R6
10/1/21 to 3/31/22(6)	$24.89	— (8)	—	(4.83)	(4.83)	(0.55)	(1.39)	(1.94)	—	(6.77)	$18.12	(20.87) %	$ 208,226	1.07% (12)	1.07%	— % (17)	14%
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (8)	5.62	24.89	30.82 (16)	277,279	1.15 (9)(12)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (12)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (8)	(0.21)	17.05	0.24 (16)	40,866	1.19 (12)	1.19	2.60	30
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (12)	1.20	1.06	21
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	(0.31)	—	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27

Vontobel Emerging Markets Opportunities Fund
Class A
10/1/21 to 3/31/22(6)	$11.91	(0.01)	—	(0.89)	(0.90)	(0.10)	(2.23)	(2.33)	—	(3.23)	$ 8.68	(9.26) %	$ 269,689	1.56%	1.56%	(0.20) %	27%
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
10/1/18 to 9/30/19	10.44	0.12	—	0.42	0.54	(0.06)	(0.27)	(0.33)	—	0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
10/1/17 to 9/30/18	11.11	0.06	—	(0.71)	(0.65)	(0.02)	—	(0.02)	—	(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
10/1/16 to 9/30/17	9.90	0.05	—	1.21	1.26	(0.05)	—	(0.05)	—	1.21	11.11	12.81	706,974	1.60	1.61	0.46	27
Class C
10/1/21 to 3/31/22(6)	$11.46	(0.04)	—	(0.85)	(0.89)	(0.08)	(2.23)	(2.31)	—	(3.20)	$ 8.26	(9.55) %	$ 51,537	2.25%	2.25%	(0.90) %	27%
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
10/1/18 to 9/30/19	10.08	0.04	—	0.42	0.46	—	(0.27)	(0.27)	—	0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
10/1/17 to 9/30/18	10.77	(0.01)	—	(0.68)	(0.69)	—	—	—	—	(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
10/1/16 to 9/30/17	9.63	(0.03)	—	1.17	1.14	—	—	—	—	1.14	10.77	11.84	214,738	2.34	2.35	(0.30)	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
60

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Vontobel Emerging Markets Opportunities Fund (Continued)
Class I
10/1/21 to 3/31/22(6)	$12.35	0.01	—	(0.92)	(0.91)	(0.11)	(2.23)	(2.34)	—	(3.25)	$ 9.10	(9.00) %	$2,596,378	1.24%	1.24%	0.11%	27%
10/1/20 to 9/30/21	11.41	— (8)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
10/1/18 to 9/30/19	10.82	0.17	—	0.42	0.59	(0.11)	(0.27)	(0.38)	—	0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
10/1/17 to 9/30/18	11.49	0.11	—	(0.73)	(0.62)	(0.05)	—	(0.05)	—	(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
10/1/16 to 9/30/17	10.24	0.07	—	1.26	1.33	(0.08)	—	(0.08)	—	1.25	11.49	13.10	7,198,678	1.33	1.34	0.72	27
Class R6
10/1/21 to 3/31/22(6)	$12.40	0.02	—	(0.92)	(0.90)	(0.12)	(2.23)	(2.35)	—	(3.25)	$ 9.15	(8.89) %	$ 131,074	0.98%	1.14%	0.37%	27%
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
10/1/18 to 9/30/19	10.82	0.19	—	0.42	0.61	(0.12)	(0.27)	(0.39)	—	0.22	11.04	6.11	119,946	1.03 (9)	1.13	1.80	30
10/1/17 to 9/30/18	11.48	0.12	—	(0.73)	(0.61)	(0.05)	—	(0.05)	—	(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38
10/1/16 to 9/30/17	10.25	0.10	—	1.23	1.33	(0.10)	—	(0.10)	—	1.23	11.48	13.15	126,422	1.20	1.21	0.92	27

Vontobel Foreign Opportunities Fund
Class A
10/1/21 to 3/31/22(6)	$34.97	(0.13)	—	(1.98)	(2.11)	—	(6.94)	(6.94)	—	(9.05)	$25.92	(7.94) %	$ 182,840	1.39% (12)(13)	1.38%	(0.84) %	29%
10/1/20 to 9/30/21	31.75	(0.15)	—	5.63	5.48	—	(2.26)	(2.26)	—	3.22	34.97	17.95	204,395	1.39	1.40	(0.43)	81
10/1/19 to 9/30/20	30.44	(0.10)	—	3.64	3.54	(0.09)	(2.14)	(2.23)	—	1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
10/1/18 to 9/30/19	34.62	0.11	—	1.25	1.36	(0.15)	(5.39)	(5.54)	—	(4.18)	30.44	7.08	186,206	1.40 (9)	1.44	0.38	64
10/1/17 to 9/30/18	33.95	0.10	—	0.64	0.74	(0.07)	—	(0.07)	—	0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
10/1/16 to 9/30/17	29.62	0.09	—	4.42	4.51	(0.18)	—	(0.18)	—	4.33	33.95	15.41 (7)	278,667	1.45 (7)	1.46	0.28 (7)	31
Class C
10/1/21 to 3/31/22(6)	$33.41	(0.22)	—	(1.86)	(2.08)	—	(6.94)	(6.94)	—	(9.02)	$24.39	(8.26) %	$ 11,858	2.05%	2.13%	(1.51) %	29%
10/1/20 to 9/30/21	30.62	(0.37)	—	5.42	5.05	—	(2.26)	(2.26)	—	2.79	33.41	17.16	18,014	2.05	2.12	(1.17)	81
10/1/19 to 9/30/20	29.54	(0.29)	—	3.51	3.22	—	(2.14)	(2.14)	—	1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
10/1/18 to 9/30/19	33.83	(0.10)	—	1.23	1.13	(0.03)	(5.39)	(5.42)	—	(4.29)	29.54	6.40	41,638	2.07 (9)	2.13	(0.34)	64
10/1/17 to 9/30/18	33.34	(0.14)	—	0.63	0.49	—	—	—	—	0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
10/1/16 to 9/30/17	29.23	(0.11)	—	4.33	4.22	(0.11)	—	(0.11)	—	4.11	33.34	14.55 (7)	93,166	2.19 (7)	2.20	(0.39) (7)	31
Class I
10/1/21 to 3/31/22(6)	$35.00	(0.08)	—	(1.98)	(2.06)	—	(6.94)	(6.94)	—	(9.00)	$26.00	(7.81) %	$ 644,437	1.07%	1.11%	(0.52) %	29%
10/1/20 to 9/30/21	31.74	(0.04)	—	5.62	5.58	(0.06)	(2.26)	(2.32)	—	3.26	35.00	18.32	803,474	1.07	1.11	(0.12)	81
10/1/19 to 9/30/20	30.43	— (8)	—	3.63	3.63	(0.18)	(2.14)	(2.32)	—	1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
10/1/18 to 9/30/19	34.70	0.20	—	1.24	1.44	(0.32)	(5.39)	(5.71)	—	(4.27)	30.43	7.43	761,809	1.08 (9)	1.13	0.68	64
10/1/17 to 9/30/18	34.03	0.20	—	0.65	0.85	(0.18)	—	(0.18)	—	0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
10/1/16 to 9/30/17	29.63	0.20	—	4.40	4.60	(0.20)	—	(0.20)	—	4.40	34.03	15.69 (7)	1,062,609	1.19 (7)	1.20	0.64 (7)	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
61

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Vontobel Foreign Opportunities Fund (Continued)
Class R6
10/1/21 to 3/31/22(6)	$35.03	(0.06)	—	(1.99)	(2.05)	—	(6.94)	(6.94)	—	(8.99)	$26.04	(7.74) %	$ 62,543	0.95%	1.04%	(0.39) %	29%
10/1/20 to 9/30/21	31.76	(0.01)	—	5.63	5.62	(0.09)	(2.26)	(2.35)	—	3.27	35.03	18.44	66,705	0.95	1.03	(0.03)	81
10/1/19 to 9/30/20	30.44	0.03	—	3.64	3.67	(0.21)	(2.14)	(2.35)	—	1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
10/1/18 to 9/30/19	34.72	0.29	—	1.18	1.47	(0.36)	(5.39)	(5.75)	—	(4.28)	30.44	7.57	69,198	0.96 (9)	1.04	0.97	64
10/1/17 to 9/30/18	34.06	0.23	—	0.64	0.87	(0.21)	—	(0.21)	—	0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
10/1/16 to 9/30/17	29.63	0.24	—	4.39	4.63	(0.20)	—	(0.20)	—	4.43	34.06	15.82 (7)	19,370	1.08 (7)	1.09	0.75 (7)	31

Vontobel Global Opportunities Fund
Class A
10/1/21 to 3/31/22(6)	$21.43	(0.06)	—	(0.31)	(0.37)	(0.28)	(3.50)	(3.78)	—	(4.15)	$17.28	(3.07) %	$ 116,912	1.36%	1.38%	(0.66) %	20%
10/1/20 to 9/30/21	18.63	(0.09)	—	3.31	3.22	—	(0.42)	(0.42)	—	2.80	21.43	17.47	130,814	1.36	1.39	(0.43)	49
10/1/19 to 9/30/20	16.37	(0.05)	—	2.65	2.60	—	(0.34)	(0.34)	—	2.26	18.63	16.03	111,264	1.36	1.41	(0.28)	48
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (8)	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (9)	1.40	0.11	35
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (8)	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (12)	1.40	0.12	38
10/1/16 to 9/30/17	13.69	0.02	—	2.64	2.66	(0.05)	(0.08)	(0.13)	—	2.53	16.22	19.54 (7)	113,151	1.45 (7)	1.46	0.05 (7)	37
Class C
10/1/21 to 3/31/22(6)	$17.37	(0.11)	—	(0.20)	(0.31)	(0.25)	(3.50)	(3.75)	—	(4.06)	$13.31	(3.45) %	$ 14,432	2.11%	2.12%	(1.42) %	20%
10/1/20 to 9/30/21	15.28	(0.20)	—	2.71	2.51	—	(0.42)	(0.42)	—	2.09	17.37	16.64	19,745	2.11	2.13	(1.21)	49
10/1/19 to 9/30/20	13.58	(0.14)	—	2.18	2.04	—	(0.34)	(0.34)	—	1.70	15.28	15.19	25,626	2.11	2.13	(1.03)	48
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (9)	2.16	(0.64)	35
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (12)	2.16	(0.61)	38
10/1/16 to 9/30/17	11.93	(0.08)	—	2.29	2.21	—	(0.08)	(0.08)	—	2.13	14.06	18.61 (7)	30,065	2.21 (7)	2.22	(0.68) (7)	37
Class I
10/1/21 to 3/31/22(6)	$21.53	(0.04)	—	(0.31)	(0.35)	(0.29)	(3.50)	(3.79)	—	(4.14)	$17.39	(2.95) %	$ 133,838	1.09%	1.13%	(0.41) %	20%
10/1/20 to 9/30/21	18.67	(0.03)	—	3.31	3.28	—	(0.42)	(0.42)	—	2.86	21.53	17.76	178,017	1.09	1.13	(0.16)	49
10/1/19 to 9/30/20	16.39	— (8)	—	2.66	2.66	(0.04)	(0.34)	(0.38)	—	2.28	18.67	16.41	153,902	1.09	1.17	(0.02)	48
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (9)	1.17	0.41	35
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (12)	1.16	0.43	38
10/1/16 to 9/30/17	13.69	0.06	—	2.63	2.69	(0.07)	(0.08)	(0.15)	—	2.54	16.23	19.83 (7)	76,222	1.20 (7)	1.21	0.38 (7)	37
Class R6
10/1/21 to 3/31/22(6)	$21.63	(0.02)	—	(0.30)	(0.32)	(0.31)	(3.50)	(3.81)	—	(4.13)	$17.50	(2.80) %	$ 72,311	0.90%	1.05%	(0.21) %	20%
10/1/20 to 9/30/21	18.72	— (8)	—	3.33	3.33	—	(0.42)	(0.42)	—	2.91	21.63	17.98	89,295	0.90	1.05	0.02	49
10/1/19 to 9/30/20	16.42	0.03	—	2.66	2.69	(0.05)	(0.34)	(0.39)	—	2.30	18.72	16.59	89,980	0.90	1.08	0.18	48
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (9)	1.08	0.80	35
1/30/18 (10) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (12)	1.11	0.56	38 (11)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
62

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Vontobel Greater European Opportunities Fund
Class A
10/1/21 to 3/31/22(6)	$13.04	(0.06)	—	(0.98)	(1.04)	(0.02)	(0.52)	(0.54)	—	(1.58)	$11.46	(8.43) %	$ 2,471	1.40% (14)	2.17%	(0.98) %	12%
10/1/20 to 9/30/21	11.24	(0.01)	—	2.36	2.35	—	(0.55)	(0.55)	—	1.80	13.04	21.44	2,853	1.41 (9)	2.34	(0.11)	33
10/1/19 to 9/30/20	11.55	(0.02)	—	1.09	1.07	(0.06)	(1.32)	(1.38)	—	(0.31)	11.24	9.82	1,486	1.45	3.58	(0.19)	51
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
10/1/16 to 9/30/17	15.86	0.04	—	1.96	2.00	(0.24)	—	(0.24)	—	1.76	17.62	12.89	4,224	1.44	1.90	0.26	42
Class C
10/1/21 to 3/31/22(6)	$12.47	(0.10)	—	(0.93)	(1.03)	—	(0.52)	(0.52)	—	(1.55)	$10.92	(8.74) %	$ 303	2.15% (14)	2.90%	(1.73) %	12%
10/1/20 to 9/30/21	10.85	(0.11)	—	2.28	2.17	—	(0.55)	(0.55)	—	1.62	12.47	20.52	386	2.16 (9)	3.06	(0.95)	33
10/1/19 to 9/30/20	11.21	(0.09)	—	1.05	0.96	—	(1.32)	(1.32)	—	(0.36)	10.85	9.01	430	2.20	4.31	(0.91)	51
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
10/1/16 to 9/30/17	15.58	(0.02)	—	1.86	1.84	(0.20)	—	(0.20)	—	1.64	17.22	12.06	2,208	2.19	2.66	(0.10)	42
Class I
10/1/21 to 3/31/22(6)	$13.06	(0.05)	—	(0.96)	(1.01)	(0.04)	(0.52)	(0.56)	—	(1.57)	$11.49	(8.23) %	$ 5,668	1.15% (14)	1.89%	(0.73) %	12%
10/1/20 to 9/30/21	11.23	0.01	—	2.37	2.38	—	(0.55)	(0.55)	—	1.83	13.06	21.74	6,561	1.16 (9)	2.05	0.12	33
10/1/19 to 9/30/20	11.55	0.01	—	1.09	1.10	(0.10)	(1.32)	(1.42)	—	(0.32)	11.23	10.06	2,562	1.20	3.31	0.12	51
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22
10/1/16 to 9/30/17	15.91	0.17	—	1.87	2.04	(0.30)	—	(0.30)	—	1.74	17.65	13.21	9,822	1.19	1.67	1.02	42

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
See Notes to Financial Statements
63

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(7)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A, Class C, Class I)
Duff & Phelps Real Estate Securities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Foreign Opportunities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)

Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A, Class C, Class I)
Duff & Phelps Real Estate Securities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Foreign Opportunities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)
(8)	Amount is less than $0.005 per share.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	The share class is currently under its expense limitation.
(13)	See Note 4D in Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(14)	Net expense ratio includes extraordinary proxy expenses.
(15)	Consolidated Financial Highlights.
(16)	Payment from affiliates had no impact on total return.
(17)	Amount is less than 0.005%.
See Notes to Financial Statements
64

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund, KAR Developing Markets Fund, and KAR International Small-Mid Cap Fund are diversified.
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
The  Funds have the following investment objective(s):
Fund	Investment objective(s)
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps International Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps Real Asset Fund	Long-term capital appreciation.
Duff & Phelps Real Estate Securities Fund	Capital appreciation and income with approximately equal emphasis.
FORT Trend Fund	Long-term capital appreciation.
KAR Developing Markets Fund	Capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Mid Cap Fund	Capital appreciation.
Vontobel Emerging Markets Opportunities Fund	Capital appreciation.
Vontobel Foreign Opportunities Fund	Long-term capital appreciation.
Vontobel Global Opportunities Fund	Capital appreciation.
Vontobel Greater European Opportunities Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. All of the Funds with the exception of the Duff & Phelps International Real Estate Securities Fund and Vontobel Greater European Opportunities Fund offer Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
65

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The accompanying consolidated financial statements of FORT Trend Fund include the account of VATS Offshore Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of FORT Trend Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables FORT Trend Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. FORT Trend Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2022 were $20,748 and 14% of FORT Trend Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to FORT Trend Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.
B.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency
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March 31, 2022
contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the FORT Trend Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the FORT Trend Fund in the current period nor carried forward to offset taxable income in future periods.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by
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BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2022, the Funds did not have any securities on loan,
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the period ended March 31, 2022, FORT Trend Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at March 31, 2022:

Primary Risk		FORT Trend Fund
Asset Derivatives
Commodity contracts	Variation margin payable on futures contracts(1)	$ 253
Equity contracts	Variation margin payable on futures contracts(1)	1,750
Foreign currency exchange contracts	Variation margin payable on futures contracts(1)	75
Interest rate contracts	Variation margin payable on futures contracts(1)	2,447
Total		$ 4,525
Liability Derivatives
Commodity contracts	Variation margin payable on futures contracts(1)	$ (753)
Equity contracts	Variation margin payable on futures contracts(1)	(63)
Foreign currency exchange contracts	Variation margin payable on futures contracts(1)	(17)
Interest rate contracts	Variation margin payable on futures contracts(1)	(447)
Total		$(1,280)

(1)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
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March 31, 2022
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the period ended March 31, 2022:
Primary Risk		FORT Trend Fund
Net Realized Gain (Loss) From
Commodity contracts	Futures (1)	$ 10,294
Equity contracts	Futures (1)	(5,629)
Foreign currency contracts	Futures (1)	472
Interest rate contracts	Futures (1)	(6,844)
Total		$ (1,707)
Net Change in Unrealized Appreciation/Depreciation on
Commodity contracts	Futures (2)	$ (1,389)
Equity contracts	Futures (2)	3,803
Foreign currency contracts	Futures (2)	(143)
Interest rate contracts	Futures (2)	3,389
Total		$ 5,660
(1)Included in net realized gain (loss) from futures within the Consolidated Statement of Operations.
(2)Included in net change in unrealized appreciation (depreciation) from futures within the Consolidated Statement of Operations.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the period ended March 31, 2022.
FORT Trend Fund
Futures Contracts - Long Positions(1)	$(1,108)
Futures Contracts - Short Positions(1)	833
(1) Average unrealized for the period.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded futures, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
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March 31, 2022
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the FORT Trend Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of March 31, 2022:

At March 31, 2022, the Fund’s derivative assets and liabilities (by type) are as follows:
FORT Trend Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ 1,822
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 1,822
Derivatives not subject to a MNA or similar agreement	—	(1,822)
Total assets and liabilities subject to a MNA	$—	$ —
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. is the investment adviser to the Funds, with the exception of the FORT Trend Fund, which is advised by Virtus Alternative Investment Advisers, Inc. (each an “Adviser” and collectively, the “Advisers”). Each Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Each Adviser manages the applicable Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
FORT Trend Fund	1.00%	0.95%
KAR Developing Markets Fund	1.00	0.95
KAR Emerging Markets Small-Cap Fund	1.20	1.15
Vontobel Emerging Markets Opportunities Fund	1.00	0.95
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65
Vontobel Global Opportunities Fund	0.85	0.80	0.75

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March 31, 2022
	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Vontobel Foreign Opportunities Fund	0.85%	0.80%	0.75%

	First $3 billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
For FORT Trend Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the applicable Adviser an investment management fee calculated on the value of the Subsidiary’s average daily managed assets at the same annual rates.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps International Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
FORT Trend Fund	FORT(2)
KAR Developing Markets Fund	KAR(3)
KAR Emerging Markets Small-Cap Fund	KAR(3)
KAR International Small-Mid Cap Fund	KAR(3)
Vontobel Emerging Markets Opportunities Fund	Vontobel(4)
Vontobel Foreign Opportunities Fund	Vontobel(4)
Vontobel Global Opportunities Fund	Vontobel(4)
Vontobel Greater European Opportunities Fund	Vontobel(4)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	FORT, LP (“FORT”).
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limitations
Each Adviser has contractually agreed to limit certain Funds’ annual total operating expenses subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A %	N/A %	N/A %	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15 (1)	1.15 (1)	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Duff & Phelps Real Asset Fund	N/A	N/A	N/A	0.20 (2)
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
FORT Trend Fund	1.60 (1)	2.35	1.35 (1)	1.26 (1)
KAR Developing Markets Fund	1.55	2.30	1.30	1.22
KAR Emerging Markets Small-Cap Fund(3)	1.79 (1)	2.53 (1)	1.50	1.40
KAR International Small-Mid Cap Fund	1.45 (1)	2.20 (1)	1.20 (1)	1.10 (1)
Vontobel Emerging Markets Opportunities Fund	N/A	N/A	N/A	0.98
Vontobel Foreign Opportunities Fund	1.39 (1)	2.05	1.07	0.95
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund	1.40	2.15	1.15	N/A
(1)	The share class is currently below its expense cap.
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March 31, 2022
(2)	Effective February 1, 2022.
(3)	Effective December 1, 2021. For the period October 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.85%, 2.60%, 1.60% and 1.50%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, each Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending March 31:

	Expiration
Fund	2022	2023	2024	2025	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 2	$ 9	$ 6	$ 3	$ 20
Duff & Phelps Global Real Estate Securities Fund
Class A	124	251	296	149	820
Class C	2	3	2	—	7
Class I	5	16	34	—	55
Class R6	2	46	100	66	214
Duff & Phelps International Real Estate Securities Fund
Class A	2	5	7	4	18
Class C	1	2	1	—	4
Class I	44	100	72	32	248
Duff & Phelps Real Asset Fund
Class R6	—	—	—	— (1)	—
Duff & Phelps Real Estate Securities Fund
Class R6	18	64	193	115	390
FORT Trend Fund
Class A	—	—	17	— (1)	17
Class C	—	—	18	3	21
Class I	—	—	8	—	8
Class R6	—	—	— (1)	— (1)	—
KAR Developing Markets Fund
Class A	—	—	3	1	4
Class C	—	—	3	2	5
Class I	—	—	3	2	5
Class R6	—	—	80	41	121
KAR Emerging Markets Small-Cap Fund
Class A	—	—	1	1	2
Class I	—	—	—	6	6
KAR International Small-Mid Cap Fund
Class C	—	—	— (1)	—	—
Vontobel Emerging Markets Opportunities Fund
Class R6	86	241	343	128	798
Vontobel Foreign Opportunities Fund
Class A	36	77	25	— (1)	138
Class C	15	25	18	6	64
Class I	203	415	343	147	1,108
Class R6	27	68	62	28	185
Vontobel Global Opportunities Fund
Class A	20	52	38	11	121
Class C	6	4	6	1	17
Class I	42	109	78	33	262
Class R6	53	134	136	65	388
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March 31, 2022
	Expiration
Fund	2022	2023	2024	2025	Total
Vontobel Greater European Opportunities Fund
Class A	$ 17	$ 29	$ 20	$ 11	$ 77
Class C	6	10	5	1	22
Class I	20	47	50	23	140
(1)	Amount is less than $500.
During the period ended March 31, 2022, each Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$ —	$ 1	$78	$—	$ 79
FORT Trend Fund	13	3	—	— (1)	16
KAR Emerging Markets Small-Cap Fund	7	— (1)	—	—	7
KAR International Small-Mid Cap Fund	— (1)	— (1)	— (1)	— (1)	—
Vontobel Foreign Opportunities Fund	8	—	—	—	8
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2022, it retained net commissions of $27 for Class A shares and CDSC of $5 and $13 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2022, the Funds incurred administration fees totaling $4,550 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2022, the Funds incurred transfer agent fees totaling $2,028 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2022, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$ 83,800
Class C	10,000	83,400
Class I	10,000	83,900
Class R6	323,141	2,714,384
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended March 31, 2022, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—60.7%
Equity Funds—56.3%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 5,141	$ 531	$ 192	$ 2	$ 351	$ 5,833	338,374	$ 35	$—
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	5,108	310	235	16	146	5,345	135,393	93	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,134	155	400	34	723	3,646	331,416	29 (3)	—
Fixed Income Fund—4.4%
Virtus Newfleet Senior Floating Rate Fund Class R6	1,388	21	245	19	(37)	1,146	129,290	—	—
Total	$14,771	$1,017	$1,072	$71	$1,183	$15,970		$ 157	$—
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the period ended March 31, 2022, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—14.0%
Tegma Gestao Logistica S.A.	$14,637	$1,327	$—	$—	$2,805	$18,769	5,350,944	$229	$—
Union Auction PCL	10,393	—	—	—	611	11,004	38,012,000	—	—
Vasta Platform Ltd.(4)	5,755	2,299	—	—	2,890	10,944	1,913,275	—	—
Younglimwon Soft Lab Co. Ltd.	3,483	—	—	—	(5)	3,478	407,309	38	—
Total	$34,268	$3,626	$—	$—	$6,301	$44,195		$267	$—

74

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(5)	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—17.2%
Baltic Classifieds Group plc(4)	$ 87,824	$ —	$ 11,027	$ 2,208	$(24,611)	$ 54,394	30,179,315	$ —	$—
Bouvet ASA	56,573	476	5,539	516	9,789	61,815	7,801,702	488	—
Brockhaus Technologies AG(4)	19,504	438	—	—	(3,186)	16,756	774,496	—	—
Computer Modelling Group Ltd.(6)	21,030	—	19,595	(11,367)	9,932	—	—	166	—
Fineos Corp., Ltd.(4)	50,851	134	—	—	(21,368)	29,617	16,400,880	—	—
HeadHunter Group plc(7)	158,659	—	—	—	—	—	—	—	—
Lumax International Corp., Ltd.	19,331	—	2,549	435	578	17,795	6,839,259	—	—
MarkLines Co., Ltd.(6)	30,398	251	27,364	9,613	(12,898)	—	—	109	—
Max Stock Ltd.	30,894	518	—	—	(8,007)	23,405	8,799,684	—	—
Mortgage Advice Bureau Holdings Ltd.	80,310	302	21,150	12,113	(10,357)	61,218	4,072,919	—	—
Pason Systems, Inc.	61,070	749	38,131	(12,281)	52,879	64,286	5,249,294	686	—
Redbubble Ltd.(6)	72,019	867	28,990	(58,619)	14,723	—	—	—	—
Sabre Insurance Group plc	57,188	482	4,783	(1,298)	2,760	54,349	17,895,415	—	—
Total	$745,651	$4,217	$159,128	$(58,680)	$ 10,234	$383,635		$1,449	$—
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2022, the Fund was the owner of record of 12% of the Virtus Duff & Phelps Select MLP and Energy Fund Class I and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital dividend reclassification in the amount of $80, relating to a prior year dividend which exceeded the aggregate of dividend income earned during the current year.
(4)	Non-income producing.
(5)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.
(6)	Security was not an investment of the Fund at December 31, 2021.
(7)	Issuer is not an affiliated investment of the Fund at March 31,2022.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2022.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2022, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 14,781	$ 17,757
Duff & Phelps Global Real Estate Securities Fund	65,392	28,408
Duff & Phelps International Real Estate Securities Fund	5,669	5,300
75

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Purchases	Sales
Duff & Phelps Real Asset Fund	$ 2,165	$ 1,729
Duff & Phelps Real Estate Securities Fund	27,547	70,701
KAR Developing Markets Fund	748	163
KAR Emerging Markets Small-Cap Fund	38,945	64,352
KAR International Small-Mid Cap Fund	387,133	654,102
Vontobel Emerging Markets Opportunities Fund	1,029,525	2,430,101
Vontobel Foreign Opportunities Fund	289,161	406,313
Vontobel Global Opportunities Fund	77,910	147,790
Vontobel Greater European Opportunities Fund	1,071	1,641
There were no purchases or sales of long-term securities for FORT Trend Fund during the period ended March 31, 2022.
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2022.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	121	$ 2,004	418	$ 6,664	127	$ 5,222	225	$ 8,105
Reinvestment of distributions	104	1,685	43	672	16	653	—	—
Shares repurchased and cross class conversions	(144)	(2,373)	(566)	(9,251)	(97)	(3,980)	(168)	(5,987)
Net Increase / (Decrease)	81	$ 1,316	(105)	$ (1,915)	46	$ 1,895	57	$ 2,118
Class C
Shares sold and cross class conversions	19	$ 308	45	$ 717	64	$ 2,414	18	$ 631
Reinvestment of distributions	17	268	9	132	3	132	—	—
Shares repurchased and cross class conversions	(65)	(1,056)	(389)	(6,136)	(19)	(714)	(93)	(3,061)
Net Increase / (Decrease)	(29)	$ (480)	(335)	$ (5,287)	48	$ 1,832	(75)	$ (2,430)
Class I
Shares sold and cross class conversions	219	$ 3,605	588	$ 9,594	1,799	$ 71,194	4,949	$ 176,493
Reinvestment of distributions	138	2,250	57	898	298	11,968	30	952
Shares repurchased and cross class conversions	(342)	(5,617)	(466)	(7,435)	(1,087)	(42,822)	(1,797)	(59,799)
Net Increase / (Decrease)	15	$ 238	179	$ 3,057	1,010	$ 40,340	3,182	$ 117,646
Class R6
Shares sold and cross class conversions	66	$ 1,102	103	$ 1,639	252	$ 9,823	554	$ 21,628
Reinvestment of distributions	37	603	16	252	85	3,414	13	402
Shares repurchased and cross class conversions	(42)	(694)	(87)	(1,348)	(107)	(4,243)	(100)	(3,404)
Net Increase / (Decrease)	61	$ 1,011	32	$ 543	230	$ 8,994	467	$ 18,626

76

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	13	$ 107	257	$ 2,153	49	$ 674	42	$ 494
Reinvestment of distributions	6	51	—	—	6	84	7	75
Shares repurchased and cross class conversions	(73)	(579)	(83)	(664)	(110)	(1,449)	(224)	(2,587)
Net Increase / (Decrease)	(54)	$ (421)	174	$ 1,489	(55)	$ (691)	(175)	$ (2,018)
Class C
Shares sold and cross class conversions	— (1)	$ 4	—	$ 2	41	$ 559	8	$ 96
Reinvestment of distributions	—	—	—	—	— (1)	3	—	—
Shares repurchased and cross class conversions	(5)	(40)	(44)	(343)	(8)	(110)	(33)	(382)
Net Increase / (Decrease)	(5)	$ (36)	(44)	$ (341)	33	$ 452	(25)	$ (286)
Class I
Shares sold and cross class conversions	338	$ 2,720	2,641	$ 22,626	170	$ 2,262	90	$ 1,068
Reinvestment of distributions	64	516	—	1	6	83	7	79
Shares repurchased and cross class conversions	(330)	(2,655)	(2,635)	(22,170)	(129)	(1,693)	(199)	(2,262)
Net Increase / (Decrease)	72	$ 581	6	$ 457	47	$ 652	(102)	$ (1,115)
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	8	$ 100	—	$ —
Net Increase / (Decrease)	—	$ —	—	$ —	8	$ 100	—	$ —

	Duff & Phelps Real Estate Securities Fund				FORT Trend Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	527	$ 14,180	922	$ 20,837	421	$ 6,293	2,365	$ 34,548
Reinvestment of distributions	195	5,335	363	7,462	—	—	—	—
Shares repurchased and cross class conversions	(996)	(26,453)	(6,641)	(136,442)	(672)	(10,038)	(2,013)	(29,460)
Net Increase / (Decrease)	(274)	$ (6,938)	(5,356)	$ (108,143)	(251)	$ (3,745)	352	$ 5,088
Class C
Shares sold and cross class conversions	30	$ 798	44	$ 1,016	6	$ 78	13	$ 183
Reinvestment of distributions	8	222	17	350	—	—	—	—
Shares repurchased and cross class conversions	(40)	(1,063)	(198)	(4,310)	(544)	(7,588)	(3,249)	(44,616)
Net Increase / (Decrease)	(2)	$ (43)	(137)	$ (2,944)	(538)	$ (7,510)	(3,236)	$ (44,433)
77

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Duff & Phelps Real Estate Securities Fund				FORT Trend Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,596	$ 42,058	2,089	$ 47,868	120	$ 1,827	213	$ 3,186
Reinvestment of distributions	349	9,503	614	12,625	—	—	—	—
Shares repurchased and cross class conversions	(1,680)	(44,545)	(7,797)	(159,936)	(333)	(5,083)	(907)	(13,488)
Net Increase / (Decrease)	265	$ 7,016	(5,094)	$ (99,443)	(213)	$ (3,256)	(694)	$ (10,302)
Class R6
Shares sold and cross class conversions	1,037	$ 27,766	4,715	$ 93,514	— (1)	$ 6	1	$ 18
Reinvestment of distributions	239	6,529	372	7,726	—	—	—	—
Shares repurchased and cross class conversions	(1,276)	(33,841)	(1,332)	(30,040)	(—) (1)	(1)	(4)	(58)
Net Increase / (Decrease)	—	$ 454	3,755	$ 71,200	— (1)	$ 5	(3)	$ (40)

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2022 (Unaudited)		From Inception June 22, 2021 to September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$ 2	10	$ 100	537	$ 8,200	1,477	$ 24,995
Reinvestment of distributions	—	—	—	—	277	4,301	30	503
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(1,139)	(17,088)	(914)	(15,781)
Net Increase / (Decrease)	— (1)	$ 2	10	$ 100	(325)	$ (4,587)	593	$ 9,717
Class C
Shares sold and cross class conversions	—	$ —	10	$ 100	20	$ 301	85	$ 1,459
Reinvestment of distributions	—	—	—	—	11	175	1	10
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(19)	(285)	(22)	(380)
Net Increase / (Decrease)	—	$ —	10	$ 100	12	$ 191	64	$ 1,089
Class I
Shares sold and cross class conversions	2	$ 12	10	$ 100	4,971	$ 76,965	12,097	$ 210,349
Reinvestment of distributions	— (1)	— (2)	—	—	1,765	27,465	161	2,693
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(7,413)	(109,889)	(3,950)	(68,374)
Net Increase / (Decrease)	2	$ 12	10	$ 100	(677)	$ (5,459)	8,308	$ 144,668
78

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2022 (Unaudited)		From Inception June 22, 2021 to September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	53	$ 433	270	$ 2,700	28	$ 372	61	$ 1,061
Reinvestment of distributions	—	—	—	—	6	87	— (1)	— (2)
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(5)	(74)	(—) (1)	(4)
Net Increase / (Decrease)	53	$ 433	270	$ 2,700	29	$ 385	61	$ 1,057

	KAR International Small-Mid Cap Fund				Vontobel Emerging Markets Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	449	$ 9,548	1,193	$ 27,780	4,321	$ 44,762	8,916	$ 115,145
Shares issued-merger (See Note 13)	24	607	—	—	—	—	—	—
Reinvestment of distributions	324	7,192	37	830	5,927	56,364	96	1,203
Shares repurchased and cross class conversions	(870)	(18,424)	(1,249)	(29,032)	(9,627)	(99,021)	(12,105)	(153,034)
Net Increase / (Decrease)	(73)	$ (1,077)	(19)	$ (422)	621	$ 2,105	(3,093)	$ (36,686)
Class C
Shares sold and cross class conversions	43	$ 911	250	$ 5,697	110	$ 1,037	661	$ 8,474
Shares issued-merger (See Note 13)	12	311	—	—	—	—	—	—
Reinvestment of distributions	128	2,793	6	122	1,419	12,857	—	—
Shares repurchased and cross class conversions	(147)	(3,048)	(290)	(6,624)	(1,646)	(16,323)	(3,639)	(45,664)
Net Increase / (Decrease)	36	$ 967	(34)	$ (805)	(117)	$ (2,429)	(2,978)	$ (37,190)
Class I
Shares sold and cross class conversions	19,049	$ 413,451	36,403	$ 861,402	46,133	$ 474,062	63,024	$ 846,730
Shares issued-merger (See Note 13)	1,501	38,692	—	—	—	—	—	—
Reinvestment of distributions	8,896	198,464	1,018	23,007	58,424	581,318	2,445	31,633
Shares repurchased and cross class conversions	(31,840)	(642,759)	(17,969)	(423,584)	(153,008)	(1,650,208)	(185,409)	(2,426,192)
Net Increase / (Decrease)	(2,394)	$ 7,848	19,452	$ 460,825	(48,451)	$ (594,828)	(119,940)	$ (1,547,829)
79

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	KAR International Small-Mid Cap Fund				Vontobel Emerging Markets Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	1,396	$ 30,687	8,311	$ 187,350	2,314	$ 23,999	4,736	$ 63,725
Shares issued-merger (See Note 13)	171	4,417	—	—	—	—	—	—
Reinvestment of distributions	832	18,561	88	1,989	2,328	23,279	98	1,270
Shares repurchased and cross class conversions	(2,045)	(41,190)	(1,155)	(28,168)	(6,759)	(76,799)	(5,912)	(77,966)
Net Increase / (Decrease)	354	$ 12,475	7,244	$ 161,171	(2,117)	$ (29,521)	(1,078)	$ (12,971)

	Vontobel Foreign Opportunities Fund				Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	607	$ 18,138	945	$ 31,405	206	$ 4,053	746	$ 15,288
Reinvestment of distributions	1,291	36,977	349	11,130	1,077	20,114	112	2,200
Shares repurchased and cross class conversions	(688)	(20,473)	(996)	(33,278)	(623)	(12,273)	(726)	(15,131)
Net Increase / (Decrease)	1,210	$ 34,642	298	$ 9,257	660	$ 11,894	132	$ 2,357
Class C
Shares sold and cross class conversions	10	$ 278	33	$ 1,060	29	$ 445	143	$ 2,378
Reinvestment of distributions	117	3,149	67	2,045	246	3,551	41	658
Shares repurchased and cross class conversions	(180)	(5,104)	(550)	(17,446)	(328)	(5,182)	(724)	(12,097)
Net Increase / (Decrease)	(53)	$ (1,677)	(450)	$ (14,341)	(53)	$ (1,186)	(540)	$ (9,061)
Class I
Shares sold and cross class conversions	3,129	$ 91,312	3,691	$ 124,022	636	$ 12,321	1,947	$ 40,142
Reinvestment of distributions	5,212	149,580	1,683	53,587	1,363	25,593	172	3,388
Shares repurchased and cross class conversions	(6,506)	(184,779)	(7,139)	(240,109)	(2,573)	(52,738)	(2,096)	(44,248)
Net Increase / (Decrease)	1,835	$ 56,113	(1,765)	$ (62,500)	(574)	$ (14,824)	23	$ (718)
Class R6
Shares sold and cross class conversions	343	$ 9,839	612	$ 20,010	271	$ 5,078	621	$ 12,866
Reinvestment of distributions	399	11,478	171	5,460	824	15,552	86	1,700
Shares repurchased and cross class conversions	(245)	(7,908)	(1,548)	(51,100)	(1,090)	(18,326)	(1,386)	(28,851)
Net Increase / (Decrease)	497	$ 13,409	(765)	$ (25,630)	5	$ 2,304	(679)	$ (14,285)

80

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	34	$ 432	118	$ 1,451
Reinvestment of distributions	9	114	6	66
Shares repurchased and cross class conversions	(46)	(577)	(37)	(457)
Net Increase / (Decrease)	(3)	$ (31)	87	$ 1,060
Class C
Shares sold and cross class conversions	— (1)	$ 1	13	$ 148
Reinvestment of distributions	1	15	2	25
Shares repurchased and cross class conversions	(4)	(51)	(24)	(282)
Net Increase / (Decrease)	(3)	$ (35)	(9)	$ (109)
Class I
Shares sold and cross class conversions	27	$ 330	295	$ 3,463
Reinvestment of distributions	21	275	19	220
Shares repurchased and cross class conversions	(57)	(676)	(40)	(483)
Net Increase / (Decrease)	(9)	$ (71)	274	$ 3,200
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 7. 10% Shareholders
As of March 31, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	22%	2
Duff & Phelps Global Real Estate Securities Fund	49	2
Duff & Phelps International Real Estate Securities Fund	74	2
Duff & Phelps Real Asset Fund	26	2
Duff & Phelps Real Estate Securities Fund	26	2
FORT Trend Fund	26	2
KAR Developing Markets Fund	91	2 *
KAR Emerging Markets Small-Cap Fund	45	2
KAR International Small-Mid Cap Fund	53	4
Vontobel Emerging Markets Opportunities Fund	35	1
Vontobel Foreign Opportunities Fund	29	1
Vontobel Global Opportunities Fund	15	1
Vontobel Greater European Opportunities Fund	49	2
*	Includes affiliated shareholder account(s).
Note 8. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators certain of the most widely used LIBORs are expected to continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	42%
Duff & Phelps Global Infrastructure Fund	Industrials	28
Duff & Phelps International Real Estate Securities Fund	Real Estate Operating Companies	25
Duff & Phelps Real Estate Securities Fund	Residential	26
Duff & Phelps Real Estate Securities Fund	Industrial/Office	26
KAR Developing Markets Fund	Industrials	28
KAR Emerging Markets Small-Cap Fund	Industrials	36
KAR International Small-Mid Cap Fund	Industrials	29
Vontobel Emerging Markets Opportunities Fund	Information Technology	26
Vontobel Foreign Opportunities Fund	Industrials	30
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2022, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
The following Funds had an outstanding loan during the period.  The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Vontobel Emerging Markets Opportunities Fund	$31	$81,760	1.35%	10
Vontobel Foreign Opportunities Fund	3	14,100	1.35	5
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 76,282	$ 19,955	$ (724)	$ 19,231
Duff & Phelps Global Real Estate Securities Fund	437,583	109,630	(15,126)	94,504
Duff & Phelps International Real Estate Securities Fund	31,278	4,466	(2,409)	2,057
Duff & Phelps Real Asset Fund	26,764	9,085	(9,541)	(456)
Duff & Phelps Real Estate Securities Fund	300,820	262,821	—	262,821
FORT Trend Fund	145,868	1,893	(79)	1,814
KAR Developing Markets Fund	3,232	180	(473)	(293)
KAR Emerging Markets Small-Cap Fund	316,516	41,408	(44,697)	(3,289)
KAR International Small-Mid Cap Fund	2,290,655	318,822	(376,256)	(57,434)
Vontobel Emerging Markets Opportunities Fund	2,930,584	478,442	(353,047)	125,395
Vontobel Foreign Opportunities Fund	699,957	236,677	(35,931)	200,746
Vontobel Global Opportunities Fund	229,097	115,746	(8,606)	107,140
Vontobel Greater European Opportunities Fund	6,588	2,188	(384)	1,804
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 31, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 1,527	$ 1,306
Duff & Phelps Real Asset Fund	13,078	3,169
FORT Trend Fund	406,182	262
Vontobel Emerging Markets Opportunities Fund	70,059	70,342
Note 13. Reorganization
($ reported in thousands)
On July 19, 2021, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus KAR International Small-Mid Cap Fund II, (the “Merged Fund”), a series of the Trust, and KAR International Small-Mid Cap Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of both funds to own shares of a larger combined fund, to reduce redundancies associated with having two funds that were substantially identical operating as separate series, and to allow shareholders of the Merged Fund to own shares of a fund with a substantially identical investment objective and style as, and potentially lower expenses than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on October 22, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2022
Merged Fund	Shares Outstanding	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Class A Shares	40,674	23,696	$ 607
Class C Shares	20,936	12,399	311
Class I Shares	2,583,429	1,501,375	38,692
Class R6 Shares	294,773	171,167	4,417
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund Net Assets	Merged Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$44,027	$9,371	$3,237,294
The net assets of the Acquiring Fund immediately following the acquisition were $3,281,321
Assuming the acquisition had been completed on October 1, 2021, the Acquiring Fund’s pro-forma results of operations for the period ended March 31, 2022 would have been as follows:
Net investment income (loss)	$(1,541)(a)
Net realized and unrealized gain (loss) on investments	(654,092) (b)
Net increase (decrease) in net assets resulting from operations	$ (655,633)
(a) $(1,495), as reported in the Statement of Operations, plus $(46) net investment loss from the Merged Fund pre-merger.
(b) $(655,684), as reported in the Statement of Operations, plus $1,592 net realized and unrealized gain (loss) on investments from Merged Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since October 22, 2021.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Advisers and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
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CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) among the Trust and Virtus Investment Advisers, Inc. (“VIA”), the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) with respect to Virtus FORT Trend Fund only (each of VAIA and VIA, an “Adviser”, and collectively, the “Advisers”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund and Virtus Duff & Phelps Real Estate Securities Fund; the Trust, VAIA and FORT L.P. (“FORT”) with respect to Virtus FORT Trend Fund; the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Emerging Markets Small Cap Fund and Virtus KAR International Small-Mid Cap Fund; and the Trust, VIA and Vontobel Asset Management, Inc. (“Vontobel”) with respect to Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (each of Duff & Phelps, FORT, KAR and Vontobel, a “Subadviser” and collectively, the “Subadvisers”). At virtual meetings held on November 2, 2021, and November 15-17, 2021 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. (The subadvisory agreement with KAR with respect to Virtus KAR Developing Markets Fund was not due for renewal since it had been approved earlier in the year.) In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by each Adviser and Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Advisers and Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by each of the Advisers and Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of each Adviser under the respective Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, VAIA, the Subadvisers or their affiliates from the applicable Adviser’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by each Adviser and Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The
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CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, each Adviser is responsible for the management of the respective Fund’s(s’) investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering each Advisory Agreement with the Advisers, the Board considered each Adviser’s process for supervising and managing the respective Fund’s(s’) subadvisers, including (a) each Adviser’s ability to select and monitor subadviser(s); (b) each Adviser’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s(s’) respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) each Adviser’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the respective Fund(s); (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Fund(s); (e) the Adviser’s supervision of the Fund’s(s’) other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Advisers serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s(s’) compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by each Adviser and Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategies. The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each respective Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of each Adviser’s focus on each respective Subadviser’s performance and noted each Adviser’s performance in monitoring
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CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
and responding to any performance issues with respect to each applicable Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2021.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Asset Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus FORT Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- year period and outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 3-year period and outperformed its benchmark for the 1-, 5-, and 10-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.
Virtus KAR International Small-Mid Cap Fund (fka Virtus KAR International Small-Cap Fund). The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Vontobel Emerging Markets Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period.
Virtus Vontobel Foreign Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 10-year period and underperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus Vontobel Global Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods . The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3- and 5-year periods.
Virtus Vontobel Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 3- and 10-year periods and underperformed its benchmark for the 1- and 5-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Duff & Phelps Real Asset Fund and Virtus FORT Trend Fund, the Board also considered
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CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
that each Fund had changed subadviser(s) during the performance period shown, so that some of the performance shown was that of the prior subadviser. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Virtus KAR Emerging Markets Small-Cap Fund. The Board also noted that the subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Fund(s). In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Duff & Phelps Real Asset Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus Duff & Phelps Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus FORT Trend Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the third quintile of the Expense Universe.
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
Virtus KAR International Small-Mid Cap Fund (fka Virtus KAR International Small-Cap Fund). The Board considered that the Fund’s net management fee and net total expenses were each in the third quintile of the Expense Universe.
Virtus Vontobel Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus Vontobel Foreign Opportunities Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
88

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Vontobel Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Vontobel Greater European Opportunities Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus KAR Emerging Markets Small-Cap Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the Fund(s) and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by the Advisers’ affiliates. In addition to the fees paid to each Adviser and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Fund(s). The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Fund(s) by each Adviser and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by each Adviser out of the fees that the respective Adviser receives under the respective Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc. and FORT L.P., the unaffiliated Subadvisers, the Board relied on the ability of each Adviser to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Fund’s(s’) assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees included breakpoints based on assets under management, and that expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2023 (except with respect to Virtus KAR International Small-Mid Cap Fund, which had previously been extended to that date), and had agreed to lower the expense caps applicable to Virtus KAR Emerging Markets Small-Cap Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Fund(s) were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund(s) would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
89

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
The Board considered other benefits that may be realized by each Adviser and Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers and several Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
90

Virtus Duff & Phelps Real Asset Fund (the “Fund”),
a series of Virtus Opportunities Trust
Supplement dated February 28, 2022 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, each dated January 28, 2022
IMPORTANT NOTICE TO INVESTORS
The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:
	1 Year	5 Year	10 Years
Class I
Return Before Taxes	21.17%	6.35%	4.47%
Return After Taxes on Distributions	20.93%	5.73%	4.00%
Return After Taxes on Distributions and Sale of Fund	12.70%	4.78%	3.44%
Class A
Return Before Taxes	14.17%	4.89%	3.62%
Class C
Return Before Taxes	19.86%	5.26%	3.41%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	18.54%	14.40%	11.85%
Investors should retain this supplement with the
Prospectuses for future reference.
VOT 8020/DPIM Real Asset Performance Reclass (02/2022)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8638	05-22

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/2/2022

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 6/2/2022

*	Print the name and title of each signing officer under his or her signature.